UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-155153
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 16	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 131	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account-G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide YourLife® Survivorship VUL
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.

Policy’s where the policy owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Policy owners may elect to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	Dimensional - DFA VA Global Moderate Allocation Portfolio
•	Dimensional - VA Global Bond Portfolio
•	Dimensional - VA International Small Portfolio
•	Dimensional - VA International Value Portfolio
•	Dimensional - VA Short-Term Fixed Portfolio
•	Dimensional - VA U.S. Large Value Portfolio
•	Dimensional - VA U.S. Targeted Value Portfolio
•	Dimensional - VIT Inflation-Protected Securities Portfolio
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Enterprise Portfolio: Institutional Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares

•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment options are also available under the policy.
❍	Fixed Account
❍	Long-Term Fixed Account

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of the policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Surviving Insured's death if both Insureds die while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; at least one Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Surviving Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Surviving Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Surviving Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.

Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies do not require distributions to be made before either Insured’s death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Policy Split Option Rider
•	Additional Term Insurance Rider
•	No Charge Four Year Term Insurance Rider

•	Four Year Term Insurance Rider
•	Extended Death Benefit Guarantee Rider
•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.

Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Surviving Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Surviving Insured, or (b) the Insureds, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Before the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.

In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options, unless the policy owner elects Directed Monthly Deductions, except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment
Maximum:		$65 from each $1,000 of Premium
Currently:		$45 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment
Maximum:		$35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration
Maximum:		$25
Currently:		$0
Partial Surrender Fee	Upon a partial surrender
Maximum:		lesser of $25 or 2% of the amount surrendered
Currently:		$0
Surrender Charge3†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$44.16 per $1,000 of Base Policy Specified Amount
Minimum:		$0.78 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Policy Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and a complete surrender of the policy in year one		$21.57 per $1,000 of Base Policy Specified Amount

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Overloan Lapse Protection Rider†	Upon invoking the Rider
Maximum:		$42.50 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000		$32.00 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximums that may be charged in any policy year. The current Sales Load shown in the table is charged during each of the first 15 policy years for Premium paid up to the Commissionable Target Premium in each year, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	For policies issued prior to January 1, 2014, the maximum Surrender Charge is $50.00 per $1,000 of Specified Amount, the minimum Surrender Charge is $0.52 per $1,000 of Specified Amount, and the representative Surrender Charge is $21.11 per $1,000 of Specified Amount. The maximum Surrender Charge calculation assumes both Insureds are male; Issue Age 65; tobacco; with Substandard Ratings; Death Benefit Option 1 and a full surrender is taken during the first policy year. The minimum Surrender Charge calculation assumes both Insureds are female; Issue Age 18; non-tobacco preferred plus; no Substandard Ratings; and a full surrender is taken during policy year 15, see Surrender Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly
Maximum:		$83.34 per $1,000 of Net Amount At Risk
Minimum:		$0.01 per $1,000 of Net Amount At Risk
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly
Maximum:		$0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge[4]	Monthly
Maximum:		$20 per policy

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Currently:		$15 per policy
Underwriting and Distribution Charge5†	Monthly
Maximum:		$0.74 per $1,000 of Base Policy Specified Amount
Minimum:		$0.03 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Base Policy Specified Amount $1,000,000 and Death Benefit Option 1		$0.18 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[6]	Annually
Maximum:		3.90% of Indebtedness
Adjusted Sales Load Life Insurance Rider Charge	Monthly
Maximum:		$0.14 for each $1,000 of aggregate Premiums, for each 1% of Premium Load replaced
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes both Insureds are male; Issue Age 85; tobacco; with Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $100,000; Death Benefit Option 2; policy year 34. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes both Insureds are female; Issue Age 18; non-tobacco preferred plus; no Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $5,000,000 or more; Death Benefit Option 1; policy year one. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The Mortality and Expense Risk Charge varies based on the amount of Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force. The maximum Mortality and Expense Risk Charge represents the maximum amount that may be charged in any policy month during the first 15 policy years based on any dollar amount allocated to the Sub-Accounts, see Mortality and Risk Expense Charge.
[4]	Currently, the Administrative Per Policy Charge is $15.00 per month during the first 15 policy years and $5.00 per month thereafter.
[5]	The maximum Underwriting and Distribution Charge calculation assumes both Insureds are male; Attained Age 85; and a Base Policy Specified Amount of $250,000 or less. The minimum charge calculation assumes both Insureds are female; Attained Age 18; and a Base Policy Specified Amount of $10,000,000 or more.
6
The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Four Year Term Insurance Rider Charge†	Monthly

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Maximum:		$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.01 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.01 per $1,000 of Rider Death Benefit
Additional Term Insurance Rider Charge†	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.01 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.01 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge†	Monthly
Maximum:		$0.03 per $1,000 of Total Specified Amount
Minimum:		$0.01 per $1,000 of Total Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.03 per $1,000 of Total Specified Amount
Extended Death Benefit Guarantee Rider Charge1†	Monthly
Maximum:		$0.16 per $1,000 of Base Policy Specified Amount
Minimum:		$0.02 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1, Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration		$0.12 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.

[1]	The maximum Extended Death Benefit Guarantee Rider charge calculation assumes the younger Insured is any Issue Age; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes the younger Insured is issue age 18; a 21-year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider, see Extended Death Benefit Guarantee Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.12%	2.93%

Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.
Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Note: Interest credited on a current basis in excess of the guaranteed minimum is not guaranteed and Nationwide may offer promotional rates for new issues and/or in force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.

Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day

•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.

Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options. Contact the Service Center for information regarding restrictions in effect for the fixed investment options at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the fixed investment options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.

Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the Policy Monthaversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
Nationwide may refuse Net Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.

If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amount allocated to the Fixed Account and Long-Term Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.

In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. Unless otherwise indicated, the Surviving Insured becomes the policy owner upon the death of the first Insured. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Surviving Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds upon the death of the Surviving Insured while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Surviving Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Surviving Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for two Insureds between the Attained Ages of 18 and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and both Insureds' ages, sexes, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insureds meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while both Insureds are alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Surviving Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.

In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment options allocations:
(1)	Nationwide may refuse Premium allocations, including initial Premium, to the fixed investment options that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and
(2)	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:
(a)	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
(b)	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.

Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insureds must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:

•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;
•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a Mortality and Expense Risk Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed joint life insurance policy on the lives of the Insureds without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit joint life insurance policies. This type of policy exchange is not a contractual right of the policy in all states and where permitted by law, Nationwide may refuse such a request. Policy exchanges are subject to Nationwide’s approval, payment of all the costs associated with the exchange, and the Insureds satisfying current underwriting standards of insurability applicable to the new policy. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insureds are alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed joint life insurance policy on the lives of the Insureds. However, issuance of the new policy will depend on the Insureds providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Surviving Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;

•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insureds. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.

Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
On a guaranteed basis, the maximum Sales Load is:
Policy Year	Percentage of all Premium paid
1-15	6.5%
16+	4.5%
On a current basis, the Sales Load is:
Policy Year	Percentage of Premium paid up to the Commissionable Target Premium amount	Percentage of Premium paid in excess of the Commissionable Target Premium amount
1-15	4.5%	1.5%
16+	2.5%	1.5%
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and fixed investment options allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.

Depending on the policy year of the surrender and the Insureds' ages, sexes, Base Policy Specified Amount, death benefit option, and underwriting classes at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge.
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Surrender Charge Waiver
Nationwide may waive the Surrender Charge if the policy owner elects to surrender it in exchange for a plan of permanent fixed life insurance, see Exchanging the Policy.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of an Insured through the underwriting process. If the activities or occupation of an Insured cause an increased health or accident risk, it may result in an Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to an Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.

Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insureds will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for all Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$3.00 per $1,000
This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force.
On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$5.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $15.00 per month in the first 15 policy years and $5.00 per month thereafter. The maximum guaranteed charge is $20.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Underwriting and Distribution Charge. The Underwriting and Distribution Charge for each segment, when added together, will equal the total Underwriting and Distribution Charge.
The guaranteed Underwriting and Distribution Charge varies by the Insureds' Attained Ages and sexes. The maximum guaranteed Underwriting and Distribution Charge per $1,000 of Base Policy Specified Amount is $0.74 and assumes both Insureds are male, Attained Age 85, with an initial Base Policy Specified Amount of $250,000 or less.
On a guaranteed basis, this charge is assessed for 15 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.
On a current basis, the Underwriting and Distribution Charge varies by the Insureds' Attained Ages, sexes and the Base Policy Specified Amount and is assessed for 15 years from the Policy Date and from the effective date of a Base Policy Specified Amount increase for all issue ages. Currently, the charge is lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same combination of underwriting characteristics, Base Policy Specified Amount, and the death benefit option in effect at the time of determination.

Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation." The total compensation is determined as a function of Premium paid up to the Commissionable Target Premium and Premium paid in excess of Commissionable Target Premium. For a particular policy, Commissionable Target Premium is calculated based on the Base Policy Specified Amount and an actuarially derived factor.
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the 150% of Premiums paid up to the Commissionable Target Premium during the first two policy years from the Policy Date or a date of an increase of the Base Policy Specified Amount, plus 20% of any Premium paid in excess of the Commissionable Target Premium during the first two policy years from the Policy Date or a date of an increase of the Base Policy Specified Amount and 10% of all Premium paid after the first two policy years from the Policy Date or a date of an increase of the Base Policy Specified Amount. Commission may also be paid as an asset-based amount instead of a premium-based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.

Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the younger Insured’s Attained Age);
•	The younger Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: All Riders will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy

(except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy’s Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Split Option Rider
The Policy Split Option Rider is only available for election at the time of application. The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability. When this Rider is invoked, a separate policy on the life of each Insured will be issued.
This Rider can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes:
•	the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and
•	a federal tax law change occurs resulting in reduction of the marital deduction, or the maximum federal estate tax rate is reduced, to less than half of that in effect on the Policy Date.
In order to invoke the Rider, the policy owner must notify Nationwide in writing at the Service Center within 12 months after the occurrence of a qualifying event. The Rider cannot be invoked if the policy and this Rider are not In Force or are in a Grace Period.
The following will apply to the new policies issued as a result of the policy exchange:
(1)	The initial specified amount of each of the new policies will be the lesser of:
(a)	one-half of the policy's initial Total Specified Amount; or
(b)	one-half of the policy's Total Specified Amount on the exchange date.
(2)	The following policy values will be split evenly between the new policies, one-half to each:
(a)	the policy's Cash Value on the exchange date applied to the new policies as premium. If this split does not generate sufficient initial premium required for issuance of a new policy, the difference must be paid on the exchange date;
(b)	any policy Indebtedness on the exchange date. If the indebtedness applied to a new policy exceeds the maximum permitted indebtedness for that new policy, the excess must be repaid on the exchange date.

(3)	Premium requirements, charges, and deductions for each new policy will be based on the Insured's underwriting class under the existing policy and attained age as defined by the new policy.
(4)	Both new policies will be subject to any recorded assignment of the policy in effect on the exchange date.
The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80. This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates, or if the policy owner requests to terminate the Rider. Termination becomes effective on the next monthly anniversary.
Policy Split Option Rider Charge
The Policy Split Option Rider Charge compensates Nationwide for the option to exchange the policy for two individual policies, each on the life of one Insured. The charge is the product of the Total Specified Amount and the monthly policy split option cost rate. This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.
This Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
There is no Cash Surrender Value or loan value attributable to this Rider.
There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider. For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider, may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured; whereas, the existing policy insures two (joint) lives. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider.
Termination of other Riders
Upon invoking the Policy Split Option Rider, all other Riders will automatically terminate.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insureds, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Surviving Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and both Insureds are alive and, depending upon their underwriting classification, are younger than Attained Age 80 or Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Surviving Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.

Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Extended Death Benefit Guarantee Rider
The Extended Death Benefit Guarantee Rider does not cover any insurance coverage provided by the Additional Term Insurance Rider at all, and invoking the Extended Death Benefit Guarantee Rider will terminate coverage under the Additional Term Insurance Rider, see Extended Death Benefit Guarantee Rider and Lapse.
The policy owner should consult a registered representative for more specific information on the Additional Term Insurance Rider and its potential benefits, including requesting an illustration demonstrating the impact of purchasing coverage under the Additional Term Insurance Rider.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insureds.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insureds' mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insureds' sexes, Attained Ages, underwriting classes, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
No Charge Four Year Term Insurance Rider
This Rider is automatically added to qualified policies at issue. The qualification standards are that both Insureds are under Attained Age 70 on the Policy Date, neither Insured has any Substandard Ratings, and the Total Specified Amount is under $3,600,000.
The benefit provided by the No Charge Four Year Term Insurance Rider is an additional Death Benefit paid to the beneficiary, to help offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect. The Rider's term is four years from the Policy Date. The No Charge Four Year Term Insurance Rider Specified Amount is 122.22% of the policy's Total Specified Amount. The policy owner may not change, increase, or decrease the No Charge Four Year Term Insurance Rider Specified Amount after the Policy Date.
The No Charge Four Year Term Insurance Rider Specified Amount will not change unless the Total Specified Amount is decreased below the Total Specified Amount in effect on the Policy Date. If this occurs, the No Charge Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If either Insured commits suicide, within two years from the Policy Date, the Rider's Death Benefit will not be paid and this Rider will terminate. There is no Cash Surrender Value or loan value attributable to this Rider.
Before the term expires, the policy owner can request to terminate this Rider in writing to the Service Center, and the additional Death Benefit associated with this Rider will terminate on the next monthly anniversary from the Policy Date. This Rider will also terminate on the date the policy terminates.

There is no charge or cost for this Rider.
Interaction with Other Riders
If the Insureds qualify for the No Charge Four Year Term Insurance Rider, the policy owner cannot also elect the Four Year Term Insurance Rider.
This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked.
Four Year Term Insurance Rider
The Four Year Term Insurance Rider is available only for policies that are not eligible for the No Charge Four Year Term Insurance Rider. This Rider operates the same as, and provides the same coverage as, the No Charge Four Year Term Insurance Rider, except that this Rider is optional, carries an additional charge, and the maximum Rider Specified Amount is 122.22% of the Total Specified Amount.
This Rider is only available for election at the time of application. The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit Nationwide will pay to the beneficiary, to help offset any additional estate tax upon receiving proof that both Insureds died while the policy was In Force and the Rider was in effect. The Rider's term is four years from the Policy Date. The maximum Four Year Term Insurance Rider Specified Amount that can be elected is 122.22% of the policy's Total Policy Specified Amount. The policy owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount after the Policy Date.
The Four Year Term Insurance Rider Specified Amount will not change unless the Total Specified Amount is decreased below Total Specified Amount in effect on the Policy Date. If this occurs, the Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If either Insured commits suicide within two years from the Policy Date, Nationwide will not pay this Rider's Death Benefit. Instead, the amount payable will equal the total charge deducted for this Rider. There is no Cash Surrender Value or loan value attributable to this Rider.
This Rider will terminate if the policy is terminated, or it can be terminated before the term expires by submitting a written request to the Service Center. Termination will remove the additional death benefit coverage and the charge associated with the Rider. Termination will be effective on the next monthly anniversary from the Policy Date.
Four Year Term Insurance Rider Charge
The Four Year Term Insurance Rider Charge compensates Nationwide for additional Death Benefit coverage while this Rider is In Force. The charge is the product of the Four Year Term Insurance Rider Specified Amount and the monthly cost of insurance rate for the base policy. This rate is the rate in effect for the initial segment of base coverage on each respective monthly anniversary when this Rider's charge is calculated.
This Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Interaction with other Riders
This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked. This Rider is not available if the No Charge Four Year Term Insurance Rider was added automatically at issue.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.

Note: Before electing this Rider, a policy owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 21 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the younger Insured’s Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Note: Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding availability.
The following investment options are currently permitted while this Rider is In Force:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Surviving Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.

During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of either Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.

How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Policy Split Option Rider
Before receiving any benefits under this Rider, an election to invoke the Policy Split Option Rider will result in termination of this Rider and its charge.
While receiving benefits under the Rider, the Policy Split Option Rider cannot be invoked without first terminating this Rider.
No Charge Four Year Term Insurance Rider or Four Year Term Insurance Rider
If either the No Charge Four Year Term Insurance Rider or the Four Year Term Insurance Rider is terminated by operation of this Rider then it cannot be reinstated and any charge under the terminated Rider will also terminate.
Additional Term Insurance Rider
If the Additional Term Insurance Rider is terminated by operation of this Rider, the charge for the Additional Term Insurance Rider will terminate. The policy owner may not reapply for the Additional Term Insurance Rider until the expiration of the Guarantee Duration.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.

Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insureds' sexes, Issue Ages, underwriting classes, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard

Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or

(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Guarantee Rider, and the Policy Split Option Rider.

Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.

Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Surviving Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment allocations during the 12 months prior to the Valuation Period during which we receive a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Younger Insured's Attained Age at Policy Issuance:	18-69	70 or older
Duration of Initial Death Benefit Guarantee Period:	the lesser of 20 policy years or to the Younger Insured's Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions;
•	during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;

(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to both Insureds’ death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
Nationwide will surrender amounts allocated to the Long-Term Fixed only if there is insufficient value in the Sub-Accounts and the Fixed Account. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or
(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the Policy Monthaversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that both Insureds have died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if either Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Surviving Insured's date of death.

Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Surviving Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Surviving Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Data Pages. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insureds' ages, sexes, and underwriting classifications. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the younger Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.

For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insureds’ lifetimes for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insureds’ lifetimes for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If either Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if either Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Surviving Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.

Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount on the date that the younger Insured reached or would have reached Attained Age 120, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.

Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Surviving Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.

Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy that takes into account the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.

Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after recovery of all the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract. However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable premium as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued that causes a reduction in the face amount of the death benefit may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, Section 6050Yprovides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018. Section 6050Y requires the buyer of a post issue life insurance policy in a reportable policy sale to report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report the cost basis in the life insurance policy to the buyer and the IRS.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the payment of the death benefit proceeds and an estimate of the buyer’s basis in the policy to the IRS and to the recipient of the death benefit proceeds.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.

The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the consolidated financial statements of Nationwide Life and Annuity Insurance Company and subsidiary (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Dimensional - DFA VA Global Moderate Allocation Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
Dimensional - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Dimensional - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VIT Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 1)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective April 30, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.

Guggenheim Variable Funds - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF

Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL

Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the fixed investment options.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insureds' characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Surviving Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insureds – The persons whose lives are insured under the policy. The death of the Surviving Insured triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.
Maturity Date – The policy anniversary on which the younger Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.

Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insureds. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Surviving Insured – The living Insured after one of the Insureds dies.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life and Annuity Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life and Annuity Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-21697
Securities Act of 1933 Registration File No. 333-155153

Nationwide YourLife® Survivorship VUL
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life and Annuity Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2019 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2019.

General Information and History
Nationwide VL Separate Account-G (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Nationwide VL Separate Account-G
Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the 150% of Premiums paid up to the Commissionable Target Premium during the first two policy years from the Policy Date or a date of an increase of the Base Policy Specified Amount, plus 20% of any Premium paid in excess of the Commissionable Target Premium during the first two policy years from the Policy Date or a date of an increase of the Base Policy Specified Amount and 10% of all Premium paid after the first two policy years from the Policy Date or a date of an increase of the Base Policy Specified Amount. Commission may also be paid as an asset-based amount instead of a premium-based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
2

Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VL Separate Account-G and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated April 9, 2019 of Nationwide Life and Annuity Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insureds' Attained Ages, sexes, Issue Ages, rates classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Tables, sex and smoker distinct, using the Frasier method for joint lives based on each Insured's Attained Age, sex, rate type, and any Substandard Ratings. The Frasier method is a standard actuarial method for determining a set of cost of insurance rates for two Insureds under joint and last survivor life insurance policies independent of when the first death occurs. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).
3

The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds with the same combination of Attained Ages, sexes, rate classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	at least one Insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
4

Maximum Surrender Charge Calculation for Policies Issued on or after January 1, 2014
The maximum Surrender Charge under the policy is calculated as a percentage of the maximum Surrender Charge described in the National Association of Insurance Commissioners Standard Nonforfeiture Law for Life Insurance and is based on the following calculation:
Maximum Surrender Charge = [(A x B + C) – (D - E)] x F x G x H:
Where:
A	=	the lesser of $40 per $1,000 of Base Policy Specified Amount and the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 4.5% rate of interest. This factor varies with the characteristics of the Insureds;
B	=	125%;
C	=	$10 per $1,000 of Base Policy Specified Amount;
D	=	the guaranteed maximum policy charges and deductions that can be assessed under the policy during the first policy year assuming investment in the fixed account only;
E	=	the average of the guaranteed maximum policy charges and deductions that can assessed under the policy for policy years 2 through 20 assuming investment in the fixed account only;
F	=	a Surrender Charge percentage that varies by the Insureds' Attained Ages, sexes and underwriting classes on the Policy Date or the effective date of an increase in the Base Policy Specified Amount. These percentages range between 49% and 100%; and
G	=	a Surrender Charge reduction percentage used to determine the applicable Surrender Charge as a percentage of the maximum first year Surrender Charge. This percentage is determined based on the characteristics of the Insureds.
H	=	a Surrender Charge reduction percentage that varies by the duration of the policy. These percentages range between 0% and 95%.
A table of maximum surrender charges applicable to your policy can be found in the Policy Data Pages. For additional information, contact us at the phone number or address listed on page 1 of the Statement of Additional Information.
5

Maximum Surrender Charge Calculation for Policies Issued prior to January 1, 2014
The maximum Surrender Charge under the policy is calculated as a percentage of the maximum Surrender Charge described in the National Association of Insurance Commissioners Standard Nonforfeiture Law for Life Insurance and is based on the following calculation:
Maximum Surrender Charge = [(A x B + C) – (D - E)] x F x G:
Where:
A	=	the lesser of $40 per $1,000 of Base Policy Specified Amount and the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 5% rate of interest. This factor varies with the characteristics of the Insureds;
B	=	125%;
C	=	$10 per $1,000 of Base Policy Specified Amount;
D	=	the guaranteed maximum policy charges and deductions that can be assessed under the policy during the first policy year assuming investment in the fixed account only;
E	=	the average of the guaranteed maximum policy charges and deductions that can assessed under the policy for policy years 2 through 20, assuming investment in the fixed account only;
F	=	a Surrender Charge percentage that varies by the Insureds' Attained Ages, sexes and underwriting classes on the Policy Date or the effective date of an increase in the Base Policy Specified Amount. These percentages range between 49% and 100%; and
G	=	a Surrender Charge reduction percentage used to determine the applicable Surrender Charge as a percentage of the maximum first year Surrender Charge. This percentage is determined based on the characteristics of the Insureds.
A table of maximum surrender charges applicable to your policy can be found in the Policy Data Pages. For additional information, contact us at the phone number or address listed on page 1 of the Statement of Additional Information.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
6

Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of the Insured	Applicable Percentage
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
Attained Age of the Insured	Applicable Percentage
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
7

Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001CSO mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and underwriting classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male, Issue Age 55, non-tobacco and a female, Issue Age 55, non-tobacco.
Policy Year	Percentage of Cash Value
1	341%
2	328%
3	316%
4	304%
5	292%
6	281%
7	271%
8	261%
9	251%
10	242%
11	233%
12	225%
13	217%
14	210%
15	203%
Policy Year	Percentage of Cash Value
16	196%
17	189%
18	183%
19	177%
20	172%
21	167%
22	162%
23	157%
24	153%
25	149%
26	145%
27	142%
28	138%
29	135%
30	133%
31	130%
Policy Year	Percentage of Cash Value
32	128%
33	125%
34	123%
35	121%
36	120%
37	118%
38	116%
39	115%
40	113%
41	112%
42	110%
43	108%
44	106%
45	103%
46+	100%
8

NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

AB FUNDS

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional - VA GB Portfolio (DFVGB)

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)

Dimensional - VA Intnl Small Portfolio (DFVIS)

Dimensional - VA Intnl Value Portfolio (DFVIV)

Dimensional - VA ST Fixed Portfolio (DFVSTF)

Dimensional - VA US Large Value Portfolio (DFVULV)

Dimensional - VA US Targeted Value Portfolio (DFVUTV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund Inc - M Large Cap Value Fund (MFBOV)

M Fund Inc - M CAF (MFFCA)

M Fund Inc - M Intnl Equity Fund (MFBIE)

M Fund Inc - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)

MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)

NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Gov MM Fund: Class V (SAM5)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)(1)

NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)

NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)

NW VIT - NVIT ID CAF: Class P (NVDCAP)

NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)

NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)

NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)

NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)(1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA CAF: Class P (NVLCAP)

NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)(1)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)

Ivy VIP - Global Equity Income: Class II (WRDIV)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - GB: Class II (WRGBP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)

Ivy VIP - Intnl Core Equity: Class II (WRI2P)

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)

Ivy VIP - Value: Class II (WRVP)

WELLS FARGO FUNDS

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Value Fund: Class I (ACVV)

MORGAN STANLEY

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

OPPENHEIMER FUNDS

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from July 11, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from September 29, 2017 (inception) to December 31, 2017.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - New World Fund: Class 2 (AMVNW2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT - MFS Utilities Series: Initial Class (MVUIC)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Intnl Value Fund: Class IA (PVIVIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 1, 2017 (inception) to December 31, 2017.

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)(1)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 26, 2017 (inception) to December 31, 2017.

DIMENSIONAL FUND ADVISORS INC.

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from November 14, 2017 (inception) to December 31, 2017.

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS I - DWS Capital Growth VIP: Class A (DSVCGA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio - SC (FEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from October 2, 2017 (inception) to December 31, 2017.

JANUS HENDERSON INVESTORS

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IA (PVEIIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 7, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 19, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of operations for the period from January 1, 2018 to November 2, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to November 2, 2018 (liquidation) and the year ended December 31, 2017.

IVY INVESTMENTS

IVY VIP – Micro Cap Growth: Class II (WRMIC)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
305,516 shares (cost $5,368,107)	$5,245,715
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
303,439 shares (cost $12,528,681)	14,862,449
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
44,864 shares (cost $1,828,062)	1,607,911
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
372 shares (cost $21,147)	21,267
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
32,577 shares (cost $442,929)	357,369
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
62,210 shares (cost $340,453)	296,740
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
499,956 shares (cost $5,435,756)	4,734,586
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
181,570 shares (cost $2,030,065)	1,940,987
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
300,112 shares (cost $3,450,107)	3,187,189
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
202,054 shares (cost $2,229,979)	2,210,470
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2,427 shares (cost $36,032)	29,828
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
12,058 shares (cost $156,198)	143,613
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
242,839 shares (cost $4,816,288)	4,111,268
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
996,030 shares (cost $10,183,766)	9,621,650
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
42,728 shares (cost $479,679)	411,901
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
205,013 shares (cost $3,937,626)	3,753,782
AFIS(R) - New World Fund: Class 2 (AMVNW2)
16,261 shares (cost $375,900)	338,067
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
67,713 shares (cost $484,795)	460,449
BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)
724,772 shares (cost $11,813,350)	11,009,289
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
105,683 shares (cost $1,742,705)	1,600,037
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
56,656 shares (cost $2,069,972)	1,845,846
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
147,079 shares (cost $1,913,923)	1,707,590
Dimensional - VA GB Portfolio (DFVGB)
1,448,861 shares (cost $15,576,785)	14,952,243
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
106,488 shares (cost $1,054,745)	1,026,542
Dimensional - VA Intnl Small Portfolio (DFVIS)
1,562,128 shares (cost $18,872,655)	16,386,724
Dimensional - VA Intnl Value Portfolio (DFVIV)
1,493,842 shares (cost $17,894,160)	16,357,568
Dimensional - VA ST Fixed Portfolio (DFVSTF)
1,445,330 shares (cost $14,763,677)	14,713,455

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Dimensional - VA US Large Value Portfolio (DFVULV)
965,865 shares (cost $22,862,863)	21,741,613
Dimensional - VA US Targeted Value Portfolio (DFVUTV)
994,480 shares (cost $17,975,349)	15,175,769
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
30,645 shares (cost $718,531)	653,668
Deutsche DWS VS I - DWS Capital Growth VIP: Class A (DSVCGA)
7,639 shares (cost $225,044)	208,329
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
36,940 shares (cost $403,528)	393,412
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
33,428 shares (cost $600,428)	555,244
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
456,200 shares (cost $8,839,619)	6,710,696
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
316,527 shares (cost $6,958,884)	6,412,832
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
159,030 shares (cost $1,987,011)	1,956,064
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
193,572 shares (cost $2,488,608)	2,427,391
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
515,222 shares (cost $6,347,008)	6,672,126
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
306,884 shares (cost $19,973,582)	19,281,507
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
413,088 shares (cost $5,209,325)	5,039,673
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
283,755 shares (cost $9,543,170)	8,484,281
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
220,704 shares (cost $4,501,950)	4,204,418
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
799 shares (cost $10,680)	8,859
FID VIPs - EM Portfolio - SC (FEMS)
45,905 shares (cost $476,518)	457,669
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
42,634 shares (cost $644,251)	628,422
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
2,003 shares (cost $52,655)	51,565
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
165,778 shares (cost $3,271,675)	2,509,878
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
35,086 shares (cost $291,316)	299,637
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
67,590 shares (cost $1,066,300)	861,101
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
72,182 shares (cost $1,295,667)	1,214,827
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
202,695 shares (cost $1,456,167)	1,281,030
FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)
198,853 shares (cost $3,165,042)	3,034,495
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
105,776 shares (cost $754,240)	673,790
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)
276,681 shares (cost $4,870,530)	4,852,978
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
33,225 shares (cost $2,394,856)	2,226,729
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
6,462 shares (cost $434,101)	407,039

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
123,005 shares (cost $4,232,999)	4,077,611
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
813,614 shares (cost $8,173,066)	9,104,336
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
89,791 shares (cost $2,839,830)	2,302,236
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
52,480 shares (cost $859,255)	837,586
M Fund Inc - M Large Cap Value Fund (MFBOV)
188,700 shares (cost $2,420,481)	2,087,017
M Fund Inc - M CAF (MFFCA)
90,508 shares (cost $2,539,072)	1,913,335
M Fund Inc - M Intnl Equity Fund (MFBIE)
133,813 shares (cost $1,647,488)	1,418,423
M Fund Inc - M Large Cap Growth Fund (MFTCG)
120,736 shares (cost $2,951,695)	2,758,817
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
602 shares (cost $10,550)	10,598
MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)
386,591 shares (cost $9,296,550)	9,672,504
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)
133,958 shares (cost $2,607,522)	2,338,902
MFS(R) VIT - MFS Utilities Series: Initial Class (MVUIC)
923 shares (cost $28,053)	27,115
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
679,040 shares (cost $13,089,479)	11,747,387
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2,565 shares (cost $47,593)	63,097
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
9,934 shares (cost $106,471)	105,600
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
3,981 shares (cost $39,135)	38,697
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)
87,210 shares (cost $949,003)	890,417
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
210,430 shares (cost $2,293,688)	2,194,780
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
212,474 shares (cost $2,201,844)	2,054,625
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
304,590 shares (cost $3,172,542)	2,981,932
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
95,835 shares (cost $987,911)	966,979
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
377,036 shares (cost $3,741,607)	3,276,447
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
299,471 shares (cost $4,915,246)	4,207,565
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
1,196,781 shares (cost $28,671,107)	28,255,991
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
61,809 shares (cost $711,401)	684,225
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
196,287 shares (cost $5,874,104)	5,325,257
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
71,014 shares (cost $5,751,026)	5,598,776
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
48,673 shares (cost $2,611,440)	2,428,805
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
514,798 shares (cost $3,333,095)	3,093,938

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT EM Fund: Class I (GEM)
1,185,119 shares (cost $13,223,475)	13,285,182
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
92,838 shares (cost $1,076,993)	911,665
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
12,228 shares (cost $111,755)	118,982
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
77,104 shares (cost $804,440)	775,670
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
113,189 shares (cost $1,545,790)	1,341,289
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
1,932,820 shares (cost $19,512,627)	16,970,159
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
921,490 shares (cost $10,456,506)	9,122,754
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
1,930,091 shares (cost $21,177,111)	18,200,763
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
268,054 shares (cost $2,763,478)	2,575,996
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2,732,027 shares (cost $30,285,022)	26,145,498
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
4,748,434 shares (cost $47,551,818)	38,937,160
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
304,139 shares (cost $3,345,211)	2,956,227
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
148,783 shares (cost $1,611,470)	1,548,826
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
345,357 shares (cost $3,887,274)	3,736,767
NW VIT - NVIT NW Fund: Class I (TRF)
295,115 shares (cost $5,123,259)	5,577,666
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
255,479 shares (cost $2,738,003)	2,674,862
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
245,555 shares (cost $2,303,337)	2,133,874
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
189,278 shares (cost $2,161,268)	2,121,805
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
41,632 shares (cost $582,882)	599,090
NW VIT - NVIT ID CAF: Class II (NVDCA2)
60,516 shares (cost $963,900)	970,063
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
79,160 shares (cost $817,904)	752,023
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
374,493 shares (cost $4,393,949)	4,141,894
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
751,463 shares (cost $8,783,549)	8,701,938
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
44,193 shares (cost $501,474)	448,113
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
337,497 shares (cost $8,277,185)	6,996,319
NW VIT - NVIT Gov MM Fund: Class I (SAM)
1,570,781 shares (cost $1,570,781)	1,570,781
NW VIT - NVIT Gov MM Fund: Class V (SAM5)
18,487,647 shares (cost $18,487,647)	18,487,647
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
174,768 shares (cost $1,933,505)	1,597,381
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
273,661 shares (cost $2,881,983)	2,493,048

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
306,238 shares (cost $3,896,050)	3,481,926
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
165,556 shares (cost $1,662,823)	1,413,853
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
656,095 shares (cost $7,676,063)	6,265,707
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
472,134 shares (cost $4,918,617)	3,795,959
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
46,840 shares (cost $489,824)	378,938
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
143,046 shares (cost $2,788,023)	2,281,580
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
219,652 shares (cost $3,124,518)	2,328,315
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
136,778 shares (cost $2,937,070)	2,096,812
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
201,395 shares (cost $1,844,864)	1,770,262
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)
165,334 shares (cost $1,701,937)	1,674,832
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
5,947 shares (cost $61,646)	60,009
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
629,288 shares (cost $11,833,338)	11,056,588
NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)
1,650,938 shares (cost $21,193,852)	18,391,444
NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)
489,018 shares (cost $7,536,390)	7,017,410
NW VIT - NVIT ID CAF: Class P (NVDCAP)
496,705 shares (cost $8,729,868)	7,922,452
NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)
355,939 shares (cost $3,559,126)	3,367,187
NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)
1,693,489 shares (cost $21,717,954)	18,645,318
NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)
4,914,905 shares (cost $65,913,024)	56,423,106
NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)
159,205 shares (cost $1,775,663)	1,603,192
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
75,280 shares (cost $908,475)	785,174
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
137,397 shares (cost $2,391,101)	2,275,291
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2,112,086 shares (cost $14,515,427)	12,862,605
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
12,882 shares (cost $157,243)	140,156
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
99,691 shares (cost $1,192,766)	1,102,585
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
629,068 shares (cost $8,085,956)	6,624,083
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
2,650,829 shares (cost $42,031,765)	42,227,701
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
54,500 shares (cost $581,866)	566,800
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
1,343 shares (cost $30,469)	29,754
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
5,134 shares (cost $106,137)	116,545

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
98,306 shares (cost $3,896,396)	3,735,634
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
1,438,442 shares (cost $3,468,277)	2,920,038
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
91,859 shares (cost $2,701,524)	2,462,729
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
109,411 shares (cost $2,598,854)	2,227,602
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
113,870 shares (cost $589,994)	530,633
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
58,865 shares (cost $617,170)	584,530
PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)
479,872 shares (cost $3,460,752)	2,888,829
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
150,457 shares (cost $1,579,661)	1,441,376
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
491,616 shares (cost $5,096,271)	4,955,492
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
673,135 shares (cost $7,275,317)	7,054,454
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
8,991 shares (cost $106,804)	104,653
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
3,064 shares (cost $27,551)	26,104
Putnam VT - Putnam VT Intnl Value Fund: Class IA (PVIVIA)
3,367 shares (cost $36,536)	31,889
Putnam VT - Putnam VT Equity Income Fund: Class IA (PVEIIA)
9,253 shares (cost $235,734)	216,047
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
30,465 shares (cost $729,043)	718,048
T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)
401,167 shares (cost $15,897,068)	16,183,081
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
34,752 shares (cost $1,334,172)	1,342,139
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
117,694 shares (cost $2,543,641)	2,003,147
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
47,110 shares (cost $246,853)	242,672
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
43,561 shares (cost $235,822)	232,334
Ivy VIP - Asset Strategy: Class II (WRASP)
1,121,014 shares (cost $10,624,517)	9,295,227
Ivy VIP - Balanced: Class II (WRBP)
66,974 shares (cost $534,798)	499,302
Ivy VIP - Corporate Bond: Class II (WRBDP)
152,319 shares (cost $826,316)	781,775
Ivy VIP - Core Equity: Class II (WRCEP)
87,980 shares (cost $1,052,678)	950,360
Ivy VIP - Global Equity Income: Class II (WRDIV)
92,595 shares (cost $741,336)	638,101
Ivy VIP - Energy: Class II (WRENG)
59,887 shares (cost $362,908)	231,488
Ivy VIP - GB: Class II (WRGBP)
19,973 shares (cost $98,328)	96,021
Ivy VIP - Natural Resources: Class II (WRGNR)
143,940 shares (cost $667,068)	510,311
Ivy VIP - Growth: Class II (WRGP)
93,307 shares (cost $1,050,166)	1,028,370

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Ivy VIP - High Income: Class II (WRHIP)
1,086,181 shares (cost $3,963,733)	3,623,064
Ivy VIP - Global Growth: Class II (WRIP)
64,902 shares (cost $582,073)	562,390
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
42,347 shares (cost $744,464)	620,717
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
10,329 shares (cost $50,434)	49,947
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
160,690 shares (cost $1,667,785)	1,779,042
Ivy VIP - Gov MM: Class II (WRMMP)
190,427 shares (cost $190,427)	190,427
Ivy VIP - PF Aggressive: Class II (WRPAP)
317,606 shares (cost $1,607,004)	1,461,875
Ivy VIP - PF Conservative: Class II (WRPCP)
57,152 shares (cost $291,632)	276,312
Ivy VIP - PF Moderate: Class II (WRPMP)
808,263 shares (cost $4,291,615)	3,948,525
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
1,252,068 shares (cost $6,845,537)	6,238,931
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
95,369 shares (cost $489,779)	467,078
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
36,718 shares (cost $295,774)	242,400
Ivy VIP - Science and Technology: Class II (WRSTP)
73,452 shares (cost $1,680,142)	1,604,021
Ivy VIP - Small Cap Growth: Class II (WRSCP)
114,881 shares (cost $1,118,098)	882,559
Ivy VIP - Small Cap Core: Class II (WRSCV)
19,618 shares (cost $319,290)	264,949
Ivy VIP - Value: Class II (WRVP)
59,331 shares (cost $368,845)	337,416
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
190,548 shares (cost $1,859,120)	1,789,246

Total Investments***	$862,692,886

Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI) (total assets - $462,286; total contract owners’ equity - $462,286)	1,837
Accounts Receivable - FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI) (total assets - $51,579; total contract owners’ equity - $51,579)	14
Accounts Receivable - MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI) (total assets - $10,602; total contract owners’ equity - $10,602)	4
Accounts Receivable - MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI) (total assets - $105,839; total contract owners’ equity - $105,839)	239
Accounts Receivable - NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2) (total assets - $1,341,903; total contract owners’ equity - $1,341,903)	614
Accounts Receivable - NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2) (total assets - $379,316; total contract owners’ equity - $379,316)	378
Accounts Receivable - NB AMT - SD Bond Portfolio: I Class Shares (AMTB) (total assets - $567,238; total contract owners’ equity - $567,238)	438
Accounts Payable - FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS) (total assets - $6,412,832; total contract owners’ equity - $6,410,859)	(1,973)
Accounts Payable - FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS) (total assets - $8,859; total contract owners’ equity - $8,856)	(3)
Accounts Payable - FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1) (total assets - $3,034,495; total contract owners’ equity - $3,032,020)	(2,475)
Accounts Payable - FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1) (total assets - $4,852,978; total contract owners’ equity - $4,851,482)	(1,496)
Accounts Payable - LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC) (total assets - $837,586; total contract owners’ equity - $837,178)	(408)
Accounts Payable - NW VIT - NVIT Intnl Index Fund: Class II (GVIX2) (total assets - $2,133,874; total contract owners’ equity - $2,129,115)	(4,759)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Payable - PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA) (total assets - $4,955,492; total contract owners’ equity - $4,952,360)	(3,132)
Other Accounts Payable	(7,547)

$862,674,617

Contract Owners’ Equity***:
Accumulation units	862,674,617

Total Contract Owners’ Equity (note 8)	$862,674,617

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVSCS	DSIF	DCAP	ACEG	AVMCCI	IVKMG1	IVBRA1
Reinvested dividends	$15,392,605	53,056	271,125	21,627	-	2,011	-	72,872

Net investment income (loss)	15,392,605	53,056	271,125	21,627	-	2,011	-	72,872

Realized gain (loss) on investments	3,537,600	356,658	543,414	(36,634)	1,288	251	3,287	(49,959)
Change in unrealized gain (loss) on investments	(136,383,715)	(1,325,168)	(1,864,474)	(300,949)	(3,561)	(104,111)	(66,271)	(743,343)

Net gain (loss) on investments	(132,846,115)	(968,510)	(1,321,060)	(337,583)	(2,273)	(103,860)	(62,984)	(793,302)

Reinvested capital gains	47,416,743	354,817	365,586	203,726	1,207	55,642	36,228	418,401

Net increase (decrease) in contract owners’ equity resulting from operations	$(70,036,767)	(560,637)	(684,349)	(112,230)	(1,066)	(46,207)	(26,756)	(302,029)

Investment Activity:	NOTB3	NOTG3	NOTMG3	ALVIVB	ALVDAA	ALVSVA	ACVIP1	ACVIP2
Reinvested dividends	$32,951	50,708	35,842	225	2,758	24,459	316,468	12,086

Net investment income (loss)	32,951	50,708	35,842	225	2,758	24,459	316,468	12,086

Realized gain (loss) on investments	2,933	(7,290)	368	(162)	(74)	(66,853)	(215,575)	(4,087)
Change in unrealized gain (loss) on investments	(272,043)	(549,097)	(315,388)	(6,204)	(13,709)	(1,104,041)	(369,327)	(20,251)

Net gain (loss) on investments	(269,110)	(556,387)	(315,020)	(6,366)	(13,783)	(1,170,894)	(584,902)	(24,338)

Reinvested capital gains	106,638	189,316	108,980	-	190	408,041	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(129,521)	(316,363)	(170,198)	(6,141)	(10,835)	(738,394)	(268,434)	(12,252)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVMV1	AMVNW2	BRVHYI	BRVGA1	MLVGA2	DWVSVS	DFVGMI	DFVGB
Reinvested dividends	$61,753	2,486	13,620	115,033	14,046	12,897	38,781	678,026

Net investment income (loss)	61,753	2,486	13,620	115,033	14,046	12,897	38,781	678,026

Realized gain (loss) on investments	121,308	(351)	(4,110)	(83,854)	12,151	24,794	3,337	(23,355)
Change in unrealized gain (loss) on investments	(1,003,534)	(38,470)	(23,544)	(1,379,353)	(222,732)	(571,607)	(208,419)	(398,792)

Net gain (loss) on investments	(882,226)	(38,821)	(27,654)	(1,463,207)	(210,581)	(546,813)	(205,082)	(422,147)

Reinvested capital gains	270,717	3,083	-	450,833	65,967	154,254	5,518	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(549,756)	(33,252)	(14,034)	(897,341)	(130,568)	(379,662)	(160,783)	255,879

Investment Activity:	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	DSVCGA
Reinvested dividends	$20,527	311,067	486,704	227,558	532,216	172,646	10,265	261

Net investment income (loss)	20,527	311,067	486,704	227,558	532,216	172,646	10,265	261

Realized gain (loss) on investments	(2,984)	111,983	44,848	928	306,801	104,226	(170)	337
Change in unrealized gain (loss) on investments	(24,515)	(4,998,698)	(3,750,825)	24,204	(4,302,449)	(4,037,824)	(76,231)	(17,109)

Net gain (loss) on investments	(27,499)	(4,886,715)	(3,705,977)	25,132	(3,995,648)	(3,933,598)	(76,401)	(16,772)

Reinvested capital gains	-	813,787	50,362	-	523,723	1,005,109	24,857	3,322

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,972)	(3,761,861)	(3,168,911)	252,690	(2,939,709)	(2,755,843)	(41,279)	(13,189)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FQB	FRESS	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS
Reinvested dividends	$11,212	13,556	61,675	153,654	31,831	37,542	93,954	29,429

Net investment income (loss)	11,212	13,556	61,675	153,654	31,831	37,542	93,954	29,429

Realized gain (loss) on investments	(1,735)	(2,054)	(35,921)	33,324	42,497	44,894	253,256	227,473
Change in unrealized gain (loss) on investments	(11,648)	(45,090)	(2,144,597)	(1,098,048)	(206,665)	(329,837)	(1,119,153)	(2,984,960)

Net gain (loss) on investments	(13,383)	(47,144)	(2,180,518)	(1,064,724)	(164,168)	(284,943)	(865,897)	(2,757,487)

Reinvested capital gains	-	5,535	8,882	321,938	52,994	89,375	194,968	2,416,717

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,171)	(28,053)	(2,109,961)	(589,132)	(79,343)	(158,026)	(576,975)	(311,341)

Investment Activity:	FIGBS	FMCS	FOS	FVSS	FEMS	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$121,573	56,964	71,072	91	2,890	33,166	911	32,253

Net investment income (loss)	121,573	56,964	71,072	91	2,890	33,166	911	32,253

Realized gain (loss) on investments	(7,188)	32,786	49,121	151	(1,764)	5,059	609	(16,385)
Change in unrealized gain (loss) on investments	(174,347)	(2,425,886)	(832,313)	(2,558)	(18,849)	(66,057)	(7,391)	(800,483)

Net gain (loss) on investments	(181,535)	(2,393,100)	(783,192)	(2,407)	(20,613)	(60,998)	(6,782)	(816,868)

Reinvested capital gains	30,192	881,702	-	468	-	-	3,678	422,333

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,770)	(1,454,434)	(712,120)	(1,848)	(17,723)	(27,832)	(2,193)	(362,282)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVIS1	FTVFA1	FTVGB1	JAEI
Reinvested dividends	$3,179	26,719	-	43,428	165,204	25,048	-	4,756

Net investment income (loss)	3,179	26,719	-	43,428	165,204	25,048	-	4,756

Realized gain (loss) on investments	(3,239)	(17,150)	(15,748)	(4,490)	(11,872)	1,954	(46,421)	34,068
Change in unrealized gain (loss) on investments	(60,820)	(180,321)	38,553	(210,115)	(280,110)	(114,073)	147,617	(218,444)

Net gain (loss) on investments	(64,059)	(197,471)	22,805	(214,605)	(291,982)	(112,119)	101,196	(184,376)

Reinvested capital gains	-	-	-	34,009	-	18,029	-	74,697

Net increase (decrease) in contract owners’ equity resulting from operations	$(60,880)	(170,752)	22,805	(137,168)	(126,778)	(69,042)	101,196	(104,923)

Investment Activity:	JAMGS	JACAS	JAGTS	JAIGS	LOVTRC	MFBOV	MFFCA	MFBIE
Reinvested dividends	$155	53,455	90,669	45,653	25,770	34,543	6,769	24,163

Net investment income (loss)	155	53,455	90,669	45,653	25,770	34,543	6,769	24,163

Realized gain (loss) on investments	985	36,067	133,439	(64,473)	(2,687)	6,465	6,762	16,274
Change in unrealized gain (loss) on investments	(28,494)	(581,840)	(701,605)	(399,841)	(18,537)	(494,915)	(738,982)	(388,953)

Net gain (loss) on investments	(27,509)	(545,773)	(568,166)	(464,314)	(21,224)	(488,450)	(732,220)	(372,679)

Reinvested capital gains	5,049	574,313	273,738	-	-	172,137	417,648	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,305)	81,995	(203,759)	(418,661)	4,546	(281,770)	(307,803)	(348,516)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MFTCG	MV2IGI	MVIVIC	MNDIC	MVUIC	MVFIC	MVIVSC	MSVFI
Reinvested dividends	$-	66	124,492	-	48	197,909	700	2,678

Net investment income (loss)	-	66	124,492	-	48	197,909	700	2,678

Realized gain (loss) on investments	98,442	34	682,588	96,945	88	469,982	7,721	470
Change in unrealized gain (loss) on investments	(555,136)	(660)	(1,980,042)	(590,184)	(965)	(2,840,878)	(16,029)	(3,294)

Net gain (loss) on investments	(456,694)	(626)	(1,297,454)	(493,239)	(877)	(2,370,896)	(8,308)	(2,824)

Reinvested capital gains	327,972	671	125,359	324,117	17	861,620	870	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(128,722)	111	(1,047,603)	(169,122)	(812)	(1,311,367)	(6,738)	(146)

Investment Activity:	DTRTFB	IDPGI	IDPG	NCPGI	NCPG	NVBX	NVIX	NVAMV1
Reinvested dividends	$901	20,062	46,621	50,027	66,954	25,089	94,397	67,296

Net investment income (loss)	901	20,062	46,621	50,027	66,954	25,089	94,397	67,296

Realized gain (loss) on investments	(7)	4,709	5,058	4,549	676	(27,599)	116,430	55,574
Change in unrealized gain (loss) on investments	(438)	(119,706)	(316,886)	(282,767)	(420,405)	(3,335)	(733,748)	(859,621)

Net gain (loss) on investments	(445)	(114,997)	(311,828)	(278,218)	(419,729)	(30,934)	(617,318)	(804,047)

Reinvested capital gains	-	46,253	132,599	82,947	145,545	407	-	309,923

Net increase (decrease) in contract owners’ equity resulting from operations	$456	(48,682)	(132,608)	(145,244)	(207,230)	(5,438)	(522,921)	(426,828)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Reinvested dividends	$335,221	15,974	14,010	19,698	27,123	251,620	104,447	21,339

Net investment income (loss)	335,221	15,974	14,010	19,698	27,123	251,620	104,447	21,339

Realized gain (loss) on investments	303,808	(3,302)	179,857	134,880	176,928	(138,977)	127,975	95,253
Change in unrealized gain (loss) on investments	(3,658,212)	(22,518)	(1,058,011)	(804,026)	(461,063)	(239,152)	(2,859,173)	(285,991)

Net gain (loss) on investments	(3,354,404)	(25,820)	(878,154)	(669,146)	(284,135)	(378,129)	(2,731,198)	(190,738)

Reinvested capital gains	1,488,135	2,553	328,025	624,511	216,705	-	-	4,990

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,531,048)	(7,293)	(536,119)	(24,937)	(40,307)	(126,509)	(2,626,751)	(164,409)

Investment Activity:	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$2,544	4,707	9,073	371,828	225,194	427,387	61,613	618,457

Net investment income (loss)	2,544	4,707	9,073	371,828	225,194	427,387	61,613	618,457

Realized gain (loss) on investments	5,099	26,173	(7,346)	84,905	31,049	(16,883)	(40,571)	165,755
Change in unrealized gain (loss) on investments	(29,245)	(153,867)	(257,086)	(2,855,274)	(1,329,207)	(2,961,718)	(101,931)	(4,157,922)

Net gain (loss) on investments	(24,146)	(127,694)	(264,432)	(2,770,369)	(1,298,158)	(2,978,601)	(142,502)	(3,992,167)

Reinvested capital gains	693	90,264	183,803	360,250	484,335	938,240	15,040	1,337,346

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,909)	(32,723)	(71,556)	(2,038,291)	(588,629)	(1,612,974)	(65,849)	(2,036,364)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2	GVIDA
Reinvested dividends	$918,659	72,007	49,127	104,616	64,161	57,571	58,377	35,336

Net investment income (loss)	918,659	72,007	49,127	104,616	64,161	57,571	58,377	35,336

Realized gain (loss) on investments	(162,285)	(14,877)	(29,289)	(58,316)	109,710	(52,792)	14,155	91,921
Change in unrealized gain (loss) on investments	(7,237,163)	(324,760)	(29,427)	(96,373)	(227,746)	(473)	(402,266)	(526,003)

Net gain (loss) on investments	(7,399,448)	(339,637)	(58,716)	(154,689)	(118,036)	(53,265)	(388,111)	(434,082)

Reinvested capital gains	2,432,819	122,798	-	-	-	-	-	193,680

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,047,970)	(144,832)	(9,589)	(50,073)	(53,875)	4,306	(329,734)	(205,066)

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$12,252	17,997	15,882	82,021	156,561	9,473	106,826	23,179

Net investment income (loss)	12,252	17,997	15,882	82,021	156,561	9,473	106,826	23,179

Realized gain (loss) on investments	17,936	36,546	(2,028)	83,381	208,042	1,269	9,535	-
Change in unrealized gain (loss) on investments	(88,291)	(184,786)	(44,221)	(786,149)	(2,022,675)	(54,871)	(1,724,961)	-

Net gain (loss) on investments	(70,355)	(148,240)	(46,249)	(702,768)	(1,814,633)	(53,602)	(1,715,426)	-

Reinvested capital gains	26,961	64,122	15,908	369,312	933,515	26,376	699,784	18

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,142)	(66,121)	(14,459)	(251,435)	(724,557)	(17,753)	(908,816)	23,197

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$231,205	20,032	128,649	12,102	24,330	-	52,806	4,753

Net investment income (loss)	231,205	20,032	128,649	12,102	24,330	-	52,806	4,753

Realized gain (loss) on investments	-	(25,897)	(9,687)	50,998	(42,068)	(10,346)	82,422	(6,048)
Change in unrealized gain (loss) on investments	-	(453,087)	(632,110)	(731,469)	(334,526)	(1,751,353)	(1,430,992)	(135,790)

Net gain (loss) on investments	-	(478,984)	(641,797)	(680,471)	(376,594)	(1,761,699)	(1,348,570)	(141,838)

Reinvested capital gains	160	141,918	-	571,031	159,522	1,288,852	746,572	78,832

Net increase (decrease) in contract owners’ equity resulting from operations	$231,365	(317,034)	(513,148)	(97,338)	(192,742)	(472,847)	(549,192)	(58,253)

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP
Reinvested dividends	$-	19,451	295	50,110	38,704	1,325	95,434	327,841

Net investment income (loss)	-	19,451	295	50,110	38,704	1,325	95,434	327,841

Realized gain (loss) on investments	(233,733)	(8,375)	11,826	(4,755)	(526)	(58)	(372,894)	137,580
Change in unrealized gain (loss) on investments	(881,956)	(954,372)	(901,837)	(86,623)	(21,356)	(769)	(1,084,217)	(3,692,458)

Net gain (loss) on investments	(1,115,689)	(962,747)	(890,011)	(91,378)	(21,882)	(827)	(1,457,111)	(3,554,878)

Reinvested capital gains	564,908	471,290	594,315	-	-	-	1,096,430	1,584,176

Net increase (decrease) in contract owners’ equity resulting from operations	$(550,781)	(472,006)	(295,401)	(41,268)	16,822	498	(265,247)	(1,642,861)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF
Reinvested dividends	$155,635	162,333	76,429	405,501	1,128,365	36,238	18,249	44,696

Net investment income (loss)	155,635	162,333	76,429	405,501	1,128,365	36,238	18,249	44,696

Realized gain (loss) on investments	7,085	41,033	(84,198)	46,033	210,923	(7,676)	10,750	221,169
Change in unrealized gain (loss) on investments	(800,853)	(1,222,398)	(111,402)	(3,166,774)	(11,666,139)	(176,715)	(197,405)	(681,853)

Net gain (loss) on investments	(793,768)	(1,181,365)	(195,600)	(3,120,741)	(11,455,216)	(184,391)	(186,655)	(460,684)

Reinvested capital gains	300,393	473,392	60,476	1,620,122	5,671,429	89,839	10,744	242,199

Net increase (decrease) in contract owners’ equity resulting from operations	$(337,740)	(545,640)	(58,695)	(1,095,118)	(4,655,422)	(58,314)	(157,662)	(173,789)

Investment Activity:	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMMCGS	AMSRS
Reinvested dividends	$258,476	2,872	20,098	104,277	779,697	9,020	-	645

Net investment income (loss)	258,476	2,872	20,098	104,277	779,697	9,020	-	645

Realized gain (loss) on investments	(970,106)	14,019	10,471	(316,359)	559,307	(2,851)	232	7,650
Change in unrealized gain (loss) on investments	221,141	(42,108)	(170,333)	(2,021,159)	(4,847,433)	(477)	(5,037)	(22,219)

Net gain (loss) on investments	(748,965)	(28,089)	(159,862)	(2,337,518)	(4,288,126)	(3,328)	(4,805)	(14,569)

Reinvested capital gains	-	6,376	45,242	1,101,202	1,304,694	-	2,643	7,216

Net increase (decrease) in contract owners’ equity resulting from operations	$(490,489)	(18,841)	(94,522)	(1,132,039)	(2,203,735)	5,692	(2,162)	(6,708)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$42,538	23,760	33,582	7,682	26,605	21,685	62,526	72,201

Net investment income (loss)	42,538	23,760	33,582	7,682	26,605	21,685	62,526	72,201

Realized gain (loss) on investments	54,080	52,361	21,209	(10,320)	(3,482)	1,505	(82,671)	(8,596)
Change in unrealized gain (loss) on investments	(973,991)	(751,079)	(527,252)	(561,480)	(48,491)	(61,483)	(442,790)	(149,344)

Net gain (loss) on investments	(919,911)	(698,718)	(506,043)	(571,800)	(51,973)	(59,978)	(525,461)	(157,940)

Reinvested capital gains	300,742	53,768	252,591	316,438	-	-	-	20,246

Net increase (decrease) in contract owners’ equity resulting from operations	$(576,631)	(621,190)	(219,870)	(247,680)	(25,368)	(38,293)	(462,935)	(65,493)

Investment Activity:	PMVLDA	PMVTRA	GVGMNS	GVMSAS	PVIVIA	PVEIIA	RVARS	TRHSP
Reinvested dividends	$91,417	191,030	805	707	62	29	-	-

Net investment income (loss)	91,417	191,030	805	707	62	29	-	-

Realized gain (loss) on investments	(18,257)	(138,668)	143	(14)	(194)	(1)	2,029	192,295
Change in unrealized gain (loss) on investments	(54,023)	(188,088)	(8,779)	(1,448)	(4,706)	(19,710)	(38,099)	(1,181,558)

Net gain (loss) on investments	(72,280)	(326,756)	(8,636)	(1,462)	(4,900)	(19,711)	(36,070)	(989,263)

Reinvested capital gains	-	86,256	1,831	-	-	144	-	936,842

Net increase (decrease) in contract owners’ equity resulting from operations	$19,137	(49,470)	(6,000)	(755)	(4,838)	(19,538)	(36,070)	(52,421)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	TRHS2	VWHA	WRPMAV	WRPMMV	WRASP	WRBP	WRBDP	WRCEP
Reinvested dividends	$-	-	3,164	2,214	189,120	8,536	16,599	5,128

Net investment income (loss)	-	-	3,164	2,214	189,120	8,536	16,599	5,128

Realized gain (loss) on investments	38,481	(121,772)	1,696	262	(581,607)	(13,748)	(13,002)	1,043
Change in unrealized gain (loss) on investments	(98,549)	(663,723)	(24,462)	(19,003)	(539,425)	(19,237)	(20,208)	(131,723)

Net gain (loss) on investments	(60,068)	(785,495)	(22,766)	(18,741)	(1,121,032)	(32,985)	(33,210)	(130,680)

Reinvested capital gains	81,295	-	7,595	6,801	411,630	8,408	1,118	85,261

Net increase (decrease) in contract owners’ equity resulting from operations	$21,227	(785,495)	(12,007)	(9,726)	(520,282)	(16,041)	(15,493)	(40,291)

Investment Activity:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$11,537	-	2,643	1,889	342	242,282	3,055	9,661

Net investment income (loss)	11,537	-	2,643	1,889	342	242,282	3,055	9,661

Realized gain (loss) on investments	12,490	(964)	(892)	(13,853)	10,096	(84,711)	18,700	7,534
Change in unrealized gain (loss) on investments	(161,847)	(114,549)	(1,845)	(137,477)	(101,955)	(234,311)	(95,412)	(171,390)

Net gain (loss) on investments	(149,357)	(115,513)	(2,737)	(151,330)	(91,859)	(319,022)	(76,712)	(163,856)

Reinvested capital gains	54,216	-	-	-	116,828	-	39,159	16,893

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,604)	(115,513)	(94)	(149,441)	25,311	(76,740)	(34,498)	(137,302)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP	WRPMAP
Reinvested dividends	$741	-	-	2,841	27,258	3,737	58,293	111,913

Net investment income (loss)	741	-	-	2,841	27,258	3,737	58,293	111,913

Realized gain (loss) on investments	(118)	41,801	87,397	-	(6,035)	(8,056)	15,625	12,244
Change in unrealized gain (loss) on investments	(223)	7,377	(162,672)	-	(171,693)	(11,363)	(417,918)	(750,220)

Net gain (loss) on investments	(341)	49,178	(75,275)	-	(177,728)	(19,419)	(402,293)	(737,976)

Reinvested capital gains	-	15,958	90,166	2	80,672	10,995	188,277	309,501

Net increase (decrease) in contract owners’ equity resulting from operations	$400	65,136	14,891	2,843	(69,798)	(4,687)	(155,723)	(316,562)

Investment Activity:	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	WFVSCG
Reinvested dividends	$6,010	3,823	-	2,535	344	7,865	-

Net investment income (loss)	6,010	3,823	-	2,535	344	7,865	-

Realized gain (loss) on investments	(20,663)	(6,065)	82,641	(16,161)	(1,849)	(5,551)	(5,385)
Change in unrealized gain (loss) on investments	(24,689)	(28,401)	(397,534)	(270,431)	(80,642)	(37,229)	(191,309)

Net gain (loss) on investments	(45,352)	(34,466)	(314,893)	(286,592)	(82,491)	(42,780)	(196,694)

Reinvested capital gains	18,816	16,346	237,973	217,670	54,560	12,643	193,940

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,526)	(14,297)	(76,920)	(66,387)	(27,587)	(22,272)	(2,754)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVSCS		DSIF		DCAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$15,392,605	12,406,426	53,056	40,767	271,125	256,520	21,627	21,375
Realized gain (loss) on investments	3,537,600	4,846,358	356,658	193,093	543,414	305,776	(36,634)	(36,366)
Change in unrealized gain (loss) on investments	(136,383,715)	70,250,601	(1,325,168)	235,878	(1,864,474)	1,987,239	(300,949)	177,635
Reinvested capital gains	47,416,743	28,371,472	354,817	266,796	365,586	345,663	203,726	210,641

Net increase (decrease) in contract owners’ equity resulting from operations	(70,036,767)	115,874,857	(560,637)	736,534	(684,349)	2,895,198	(112,230)	373,285

Equity transactions:
Purchase payments received from contract owners (note 6)	165,800,352	154,799,388	394,619	500,115	839,460	973,523	167,665	200,301
Transfers between funds	-	-	(537,184)	(356,069)	(434,584)	(50,486)	62,121	(256,191)
Surrenders (note 6)	(35,771,156)	(19,351,492)	(377,560)	(107,517)	(468,817)	(290,949)	(52,254)	(22,408)
Death Benefits (note 4)	(1,904,585)	(3,230,338)	(2,375)	(1,603)	(39,263)	(1,312)	(488)	(1,343)
Net policy repayments (loans) (note 5)	(6,384,367)	(4,034,691)	(30,650)	(53,894)	(94,084)	(39,743)	13,679	(15,492)
Deductions for surrender charges (note 2)	(2,614,115)	(3,402,365)	(13,806)	(15,607)	(18,385)	(40,897)	(1,554)	(1,888)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(50,907,029)	(47,354,672)	(199,377)	(212,184)	(500,261)	(507,560)	(65,374)	(62,440)
Asset charges (note 3)	(2,830,052)	(2,434,818)	(13,652)	(13,575)	(41,160)	(39,081)	(2,832)	(2,634)
Adjustments to maintain reserves	(23,534)	213	(809)	7	(1,332)	(23)	27	2

Net equity transactions	65,365,514	74,991,225	(780,794)	(260,327)	(758,426)	3,472	120,990	(162,093)

Net change in contract owners’ equity	(4,671,253)	190,866,082	(1,341,431)	476,207	(1,442,775)	2,898,670	8,760	211,192
Contract owners’ equity beginning of period	867,345,870	676,479,788	6,586,344	6,110,137	16,303,880	13,405,210	1,599,159	1,387,967

Contract owners’ equity end of period	$862,674,617	867,345,870	5,244,913	6,586,344	14,861,105	16,303,880	1,607,919	1,599,159

CHANGES IN UNITS:
Beginning units	49,463,723	44,474,817	202,647	211,312	572,239	571,839	58,134	64,247
Units purchased	14,848,755	14,051,714	18,261	17,155	35,672	55,577	11,612	14,443
Units redeemed	(10,468,407)	(9,062,808)	(43,623)	(25,820)	(60,961)	(55,177)	(6,994)	(20,556)

Ending units	53,844,071	49,463,723	177,285	202,647	546,950	572,239	62,752	58,134

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACEG		AVMCCI		IVKMG1		IVBRA1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	18	2,011	1,601	-	-	72,872	135,306
Realized gain (loss) on investments	1,288	4,048	251	1,011	3,287	1,996	(49,959)	(25,046)
Change in unrealized gain (loss) on investments	(3,561)	(180)	(104,111)	31,127	(66,271)	24,260	(743,343)	21,306
Reinvested capital gains	1,207	1,758	55,642	6,201	36,228	13,250	418,401	183,486

Net increase (decrease) in contract owners’ equity resulting from operations	(1,066)	5,644	(46,207)	39,940	(26,756)	39,506	(302,029)	315,052

Equity transactions:
Purchase payments received from contract owners (note 6)	1,411	1,227	88,373	17,798	13,549	16,131	2,023,182	1,327,450
Transfers between funds	4,895	-	3,076	36,566	92,446	24,080	(239,374)	(113,635)
Surrenders (note 6)	-	(3,373)	-	-	(129)	-	(7,456)	(1,071)
Death Benefits (note 4)	-	-	-	-	-	-	(17,130)	-
Net policy repayments (loans) (note 5)	(2,003)	(4,953)	3	(2)	91	371	(8,529)	(11,292)
Deductions for surrender charges (note 2)	-	(594)	-	-	-	-	(11,655)	(3,028)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,589)	(1,557)	(8,502)	(8,366)	(10,500)	(9,608)	(424,751)	(370,474)
Asset charges (note 3)	(59)	(62)	(837)	(772)	(535)	(484)	(23,411)	(18,297)
Adjustments to maintain reserves	2	-	(4)	(1)	17	(8)	(384)	2,180

Net equity transactions	2,657	(9,312)	82,109	45,223	94,939	30,482	1,290,492	811,833

Net change in contract owners’ equity	1,591	(3,668)	35,902	85,163	68,183	69,988	988,463	1,126,885
Contract owners’ equity beginning of period	19,674	23,342	321,465	236,302	228,566	158,578	3,745,772	2,618,887

Contract owners’ equity end of period	$21,265	19,674	357,367	321,465	296,749	228,566	4,734,235	3,745,772

CHANGES IN UNITS:
Beginning units	971	1,467	18,987	16,039	12,579	10,690	307,923	237,156
Units purchased	322	103	5,409	3,784	5,334	2,853	174,088	133,287
Units redeemed	(204)	(599)	(586)	(836)	(616)	(964)	(65,953)	(62,520)

Ending units	1,089	971	23,810	18,987	17,297	12,579	416,058	307,923

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTB3		NOTG3		NOTMG3		ALVIVB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$32,951	25,871	50,708	39,047	35,842	32,332	225	-
Realized gain (loss) on investments	2,933	2,084	(7,290)	(8,095)	368	468	(162)	-
Change in unrealized gain (loss) on investments	(272,043)	142,308	(549,097)	367,507	(315,388)	229,488	(6,204)	-
Reinvested capital gains	106,638	2,703	189,316	-	108,980	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(129,521)	172,966	(316,363)	398,459	(170,198)	262,288	(6,141)	-

Equity transactions:
Purchase payments received from contract owners (note 6)	375,996	243,664	790,448	934,145	297,986	202,222	37,589	-
Transfers between funds	(2,393)	19,013	(46,175)	(65,402)	(343)	54,058	-	-
Surrenders (note 6)	-	-	(1,337)	(7)	(844)	(14,698)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(40,304)	(412)	(2,417)	(3)	9,103	(8,948)	-	-
Deductions for surrender charges (note 2)	-	-	(17,562)	-	(1,822)	(3,574)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(134,565)	(107,271)	(276,551)	(233,121)	(107,441)	(88,757)	(1,621)	-
Asset charges (note 3)	(11,944)	(9,858)	(23,065)	(16,762)	(12,634)	(11,497)	-	-
Adjustments to maintain reserves	9	60	10	27	208	(1)	4	-

Net equity transactions	186,799	145,196	423,351	618,877	184,213	128,805	35,972	-

Net change in contract owners’ equity	57,278	318,162	106,988	1,017,336	14,015	391,093	29,831	-
Contract owners’ equity beginning of period	1,883,707	1,565,545	3,080,200	2,062,864	2,196,461	1,805,368	-	-

Contract owners’ equity end of period	$1,940,985	1,883,707	3,187,188	3,080,200	2,210,476	2,196,461	29,831	-

CHANGES IN UNITS:
Beginning units	158,248	145,440	247,982	195,061	177,464	166,044	-	-
Units purchased	32,070	23,759	65,392	83,498	25,814	22,950	4,049	-
Units redeemed	(16,572)	(10,951)	(31,906)	(30,577)	(10,459)	(11,530)	(188)	-

Ending units	173,746	158,248	281,468	247,982	192,819	177,464	3,861	-

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVDAA		ALVSVA		ACVIP1		ACVIP2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,758	2,629	24,459	21,848	316,468	265,583	12,086	11,576
Realized gain (loss) on investments	(74)	16,652	(66,853)	1,896	(215,575)	(73,819)	(4,087)	(6,546)
Change in unrealized gain (loss) on investments	(13,709)	(2,347)	(1,104,041)	315,287	(369,327)	154,430	(20,251)	11,094
Reinvested capital gains	190	-	408,041	234,974	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,835)	16,934	(738,394)	574,005	(268,434)	346,194	(12,252)	16,124

Equity transactions:
Purchase payments received from contract owners (note 6)	17,472	16,965	578,630	690,403	1,690,043	2,121,236	5,152	6,214
Transfers between funds	1,595	7,367	(74,680)	(134,382)	(682,749)	644,921	(1,959)	(20,250)
Surrenders (note 6)	(504)	(1,374)	(408,619)	(26,208)	(519,775)	(68,491)	(22,292)	(946)
Death Benefits (note 4)	-	-	(4,766)	(245)	(36,264)	(244)	-	(1)
Net policy repayments (loans) (note 5)	(847)	(1,053)	15,242	(74,956)	(131,337)	(30,146)	12,809	(5,601)
Deductions for surrender charges (note 2)	(139)	(114)	(49,046)	(5,614)	(37,448)	(45,377)	(613)	(202)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(10,034)	(9,068)	(277,241)	(279,019)	(530,821)	(537,704)	(11,165)	(13,117)
Asset charges (note 3)	(215)	(150)	(12,902)	(12,321)	(5,937)	(5,385)	(1,736)	(1,887)
Adjustments to maintain reserves	5	(3)	23	7	(1,651)	(758)	13	(4)

Net equity transactions	7,333	12,570	(233,359)	157,665	(255,939)	2,078,052	(19,791)	(35,794)

Net change in contract owners’ equity	(3,502)	29,504	(971,753)	731,670	(524,373)	2,424,246	(32,043)	(19,670)
Contract owners’ equity beginning of period	147,118	117,614	5,083,044	4,351,374	10,144,346	7,720,100	443,947	463,617

Contract owners’ equity end of period	$143,616	147,118	4,111,291	5,083,044	9,619,973	10,144,346	411,904	443,947

CHANGES IN UNITS:
Beginning units	10,410	9,543	204,069	197,662	960,321	759,508	28,784	31,163
Units purchased	1,372	2,365	26,482	42,194	181,341	297,609	370	847
Units redeemed	(847)	(1,498)	(36,302)	(35,787)	(206,944)	(96,796)	(1,673)	(3,226)

Ending units	10,935	10,410	194,249	204,069	934,718	960,321	27,481	28,784

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVMV1		AMVNW2		BRVHYI		BRVGA1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$61,753	70,192	2,486	39	13,620	1,155	115,033	152,897
Realized gain (loss) on investments	121,308	294,865	(351)	9	(4,110)	(1)	(83,854)	(16,474)
Change in unrealized gain (loss) on investments	(1,003,534)	40,993	(38,470)	637	(23,544)	(801)	(1,379,353)	1,191,483
Reinvested capital gains	270,717	93,429	3,083	-	-	-	450,833	119,738

Net increase (decrease) in contract owners’ equity resulting from operations	(549,756)	499,479	(33,252)	685	(14,034)	353	(897,341)	1,447,644

Equity transactions:
Purchase payments received from contract owners (note 6)	191,580	393,510	336,155	70,250	269,795	52,934	1,297,425	1,092,663
Transfers between funds	(102,259)	(398,118)	(9,650)	-	90,610	92,695	349,399	(110,928)
Surrenders (note 6)	(141,721)	(201,653)	-	-	(4,023)	-	(999,362)	(76,600)
Death Benefits (note 4)	(7,417)	(30,551)	-	-	-	-	(15,255)	(10,953)
Net policy repayments (loans) (note 5)	13,939	(132,848)	(4,427)	-	(14)	-	(136,389)	(61,851)
Deductions for surrender charges (note 2)	(7,123)	(4,806)	-	-	(34)	-	(80,853)	(13,901)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(139,097)	(157,906)	(20,812)	(884)	(23,159)	(2,440)	(580,630)	(564,253)
Asset charges (note 3)	(10,054)	(11,007)	-	-	(362)	(37)	(37,346)	(34,552)
Adjustments to maintain reserves	29	(245)	(67)	-	7	(5)	120	(63)

Net equity transactions	(202,123)	(543,624)	301,199	69,366	332,820	143,147	(202,891)	219,562

Net change in contract owners’ equity	(751,879)	(44,145)	267,947	70,051	318,786	143,500	(1,100,232)	1,667,206
Contract owners’ equity beginning of period	4,505,663	4,549,808	70,051	-	143,500	-	12,109,483	10,442,277

Contract owners’ equity end of period	$3,753,784	4,505,663	337,998	70,051	462,286	143,500	11,009,251	12,109,483

CHANGES IN UNITS:
Beginning units	122,029	137,634	6,381	-	13,876	-	851,843	836,360
Units purchased	7,878	9,232	32,974	6,463	46,430	14,116	125,433	96,766
Units redeemed	(13,271)	(24,837)	(3,539)	(82)	(14,385)	(240)	(141,512)	(81,283)

Ending units	116,636	122,029	35,816	6,381	45,921	13,876	835,764	851,843

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MLVGA2		DWVSVS		DFVGMI		DFVGB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$14,046	22,021	12,897	13,483	38,781	2,382	678,026	218,491
Realized gain (loss) on investments	12,151	36,546	24,794	9,108	3,337	101	(23,355)	(3,104)
Change in unrealized gain (loss) on investments	(222,732)	180,098	(571,607)	132,471	(208,419)	2,086	(398,792)	(7,303)
Reinvested capital gains	65,967	18,530	154,254	71,840	5,518	1,053	-	5,950

Net increase (decrease) in contract owners’ equity resulting from operations	(130,568)	257,195	(379,662)	226,902	(160,783)	5,622	255,879	214,034

Equity transactions:
Purchase payments received from contract owners (note 6)	9,911	10,032	250,123	359,211	862,126	2,281	3,478,296	3,265,784
Transfers between funds	10,094	(504,286)	(30,998)	15,198	937,339	137,074	(347,670)	1,043,880
Surrenders (note 6)	(78,475)	(92,566)	(25,420)	(122,018)	(38,689)	-	(185,995)	(104,477)
Death Benefits (note 4)	(5,124)	(388)	-	-	-	-	(69,320)	-
Net policy repayments (loans) (note 5)	(3,779)	59,743	(9,144)	(8,627)	-	-	(171,205)	(80,967)
Deductions for surrender charges (note 2)	(1,818)	(3,450)	(1,288)	(5,366)	-	-	(30,620)	(61,829)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,892)	(76,079)	(105,128)	(104,099)	(34,862)	(1,948)	(795,577)	(759,608)
Asset charges (note 3)	(4,051)	(4,441)	(7,472)	(6,782)	(400)	(169)	(3,475)	(2,622)
Adjustments to maintain reserves	47	(62)	(1)	2	(2)	(2)	29	(1,087)

Net equity transactions	(136,087)	(611,497)	70,672	127,519	1,725,512	137,236	1,874,463	3,299,074

Net change in contract owners’ equity	(266,655)	(354,302)	(308,990)	354,421	1,564,729	142,858	2,130,342	3,513,108
Contract owners’ equity beginning of period	1,866,686	2,220,988	2,154,839	1,800,418	142,858	-	12,821,908	9,308,800

Contract owners’ equity end of period	$1,600,031	1,866,686	1,845,849	2,154,839	1,707,587	142,858	14,952,250	12,821,908

CHANGES IN UNITS:
Beginning units	95,952	129,853	120,635	112,644	13,091	-	1,152,895	854,690
Units purchased	1,555	546	16,437	30,333	163,997	13,289	329,892	399,701
Units redeemed	(8,575)	(34,447)	(12,655)	(22,342)	(9,020)	(198)	(161,431)	(101,496)

Ending units	88,932	95,952	124,417	120,635	168,068	13,091	1,321,356	1,152,895

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$20,527	14,755	311,067	381,263	486,704	423,021	227,558	131,015
Realized gain (loss) on investments	(2,984)	55	111,983	118,549	44,848	61,159	928	812
Change in unrealized gain (loss) on investments	(24,515)	(3,076)	(4,998,698)	2,718,334	(3,750,825)	2,684,014	24,204	(41,497)
Reinvested capital gains	-	-	813,787	414,890	50,362	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,972)	11,734	(3,761,861)	3,633,036	(3,168,911)	3,168,194	252,690	90,330

Equity transactions:
Purchase payments received from contract owners (note 6)	367,885	224,282	3,632,744	3,618,346	3,944,553	3,666,547	3,081,668	3,260,205
Transfers between funds	144,556	385,215	1,656,825	(874,002)	920,304	(831,006)	(369,472)	1,173,681
Surrenders (note 6)	(32,034)	(11,257)	(408,747)	(105,168)	(207,571)	(97,672)	(193,588)	(113,120)
Death Benefits (note 4)	-	-	(121,446)	-	(113,086)	-	(70,756)	-
Net policy repayments (loans) (note 5)	2,404	(14,852)	(289,799)	(73,564)	(300,501)	(98,176)	(226,619)	(77,922)
Deductions for surrender charges (note 2)	(3,036)	(2,279)	(36,878)	(74,371)	(35,920)	(75,438)	(30,655)	(69,439)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(61,763)	(39,744)	(942,186)	(908,330)	(950,068)	(905,798)	(814,979)	(783,574)
Asset charges (note 3)	(189)	(146)	(7,233)	(6,015)	(6,200)	(4,665)	(1,733)	(1,362)
Adjustments to maintain reserves	6	(1)	(17)	(281)	(4)	(1,144)	6	(1,188)

Net equity transactions	417,829	541,218	3,483,263	1,576,615	3,251,507	1,652,648	1,373,872	3,387,281

Net change in contract owners’ equity	410,857	552,952	(278,598)	5,209,651	82,596	4,820,842	1,626,562	3,477,611
Contract owners’ equity beginning of period	615,684	62,732	16,665,252	11,455,601	16,274,869	11,454,027	13,086,887	9,609,276

Contract owners’ equity end of period	$1,026,541	615,684	16,386,654	16,665,252	16,357,465	16,274,869	14,713,449	13,086,887

CHANGES IN UNITS:
Beginning units	59,732	6,285	906,479	809,712	1,038,233	919,267	1,274,235	943,434
Units purchased	52,280	61,456	314,236	241,885	343,521	282,694	318,896	443,952
Units redeemed	(11,076)	(8,009)	(109,732)	(145,118)	(123,238)	(163,728)	(185,551)	(113,151)

Ending units	100,936	59,732	1,110,983	906,479	1,258,516	1,038,233	1,407,580	1,274,235

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DFVULV		DFVUTV		DSGIBA		DSVCGA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$532,216	368,763	172,646	148,364	10,265	2,546	261	-
Realized gain (loss) on investments	306,801	151,077	104,226	143,003	(170)	675	337	5
Change in unrealized gain (loss) on investments	(4,302,449)	1,996,533	(4,037,824)	155,688	(76,231)	11,644	(17,109)	394
Reinvested capital gains	523,723	804,283	1,005,109	880,410	24,857	-	3,322	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,939,709)	3,320,656	(2,755,843)	1,327,465	(41,279)	14,865	(13,189)	399

Equity transactions:
Purchase payments received from contract owners (note 6)	4,416,471	4,263,593	3,453,161	3,271,986	295,998	92,586	219,516	11,285
Transfers between funds	1,120,994	(66,250)	879,501	41,529	216,269	106,727	4,782	-
Surrenders (note 6)	(1,082,756)	(215,838)	(179,006)	(102,884)	-	-	-	-
Death Benefits (note 4)	(96,287)	-	(94,590)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(200,493)	(112,690)	(185,925)	(80,658)	(1,888)	-	-	-
Deductions for surrender charges (note 2)	(82,301)	(94,012)	(30,397)	(64,092)	-	-	(15)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,150,429)	(1,016,861)	(875,807)	(819,951)	(49,556)	(16,563)	(14,123)	(327)
Asset charges (note 3)	(26,025)	(18,526)	(9,392)	(7,982)	(1,360)	(578)	-	-
Adjustments to maintain reserves	50	(764)	108	(1,053)	4	5	(5)	3

Net equity transactions	2,899,224	2,738,652	2,957,653	2,236,895	459,467	182,177	210,155	10,961

Net change in contract owners’ equity	(40,485)	6,059,308	201,810	3,564,360	418,188	197,042	196,966	11,360
Contract owners’ equity beginning of period	21,782,073	15,722,765	14,973,956	11,409,596	235,477	38,435	11,360	-

Contract owners’ equity end of period	$21,741,588	21,782,073	15,175,766	14,973,956	653,665	235,477	208,326	11,360

CHANGES IN UNITS:
Beginning units	951,408	817,777	693,137	579,722	19,415	3,693	1,048	-
Units purchased	260,030	237,623	213,591	185,963	43,587	17,293	19,729	1,078
Units redeemed	(130,878)	(103,992)	(71,745)	(72,548)	(4,635)	(1,571)	(1,246)	(30)

Ending units	1,080,560	951,408	834,983	693,137	58,367	19,415	19,531	1,048

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FQB		FRESS		FNRS2		FEIS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$11,212	9,743	13,556	954	61,675	121,437	153,654	109,843
Realized gain (loss) on investments	(1,735)	(1,786)	(2,054)	(3)	(35,921)	(52,085)	33,324	84,213
Change in unrealized gain (loss) on investments	(11,648)	4,407	(45,090)	(94)	(2,144,597)	(258,682)	(1,098,048)	484,516
Reinvested capital gains	-	-	5,535	-	8,882	4,481	321,938	135,312

Net increase (decrease) in contract owners’ equity resulting from operations	(2,171)	12,364	(28,053)	857	(2,109,961)	(184,849)	(589,132)	813,884

Equity transactions:
Purchase payments received from contract owners (note 6)	87,296	84,910	202,133	43,245	1,322,891	1,520,584	699,558	859,917
Transfers between funds	(60,113)	36,035	305,246	58,455	(593,467)	(223,260)	(255,584)	13,996
Surrenders (note 6)	(515)	(6,884)	-	(480)	(155,661)	(124,574)	(274,037)	(224,699)
Death Benefits (note 4)	-	-	-	-	(10,369)	(1,712)	(1,085)	(1,296)
Net policy repayments (loans) (note 5)	(154)	1,772	1,006	(899)	(47,940)	(29,453)	1,963	(107,381)
Deductions for surrender charges (note 2)	(1,248)	(1,319)	-	-	(15,751)	(143,521)	(15,644)	(167,622)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,469)	(20,989)	(23,620)	(2,451)	(533,939)	(616,812)	(318,029)	(323,335)
Asset charges (note 3)	(879)	(674)	(162)	(34)	(21,630)	(25,116)	(20,319)	(21,337)
Adjustments to maintain reserves	16	(16)	(2)	2	380	(742)	(1,991)	87

Net equity transactions	934	92,835	484,601	97,838	(55,486)	355,394	(185,168)	28,330

Net change in contract owners’ equity	(1,237)	105,199	456,548	98,695	(2,165,447)	170,545	(774,300)	842,214
Contract owners’ equity beginning of period	394,657	289,458	98,695	-	8,876,534	8,705,989	7,185,159	6,342,945

Contract owners’ equity end of period	$393,420	394,657	555,243	98,695	6,711,087	8,876,534	6,410,859	7,185,159

CHANGES IN UNITS:
Beginning units	23,126	17,646	9,584	-	436,048	415,801	305,989	304,708
Units purchased	5,236	7,864	50,701	9,960	546,338	119,269	37,396	47,645
Units redeemed	(5,171)	(2,384)	(2,738)	(376)	(544,184)	(99,022)	(45,335)	(46,364)

Ending units	23,191	23,126	57,547	9,584	438,202	436,048	298,050	305,989

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S		FF20S		FF30S		FGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$31,831	24,472	37,542	39,398	93,954	95,726	29,429	15,061
Realized gain (loss) on investments	42,497	25,603	44,894	70,119	253,256	229,999	227,473	544,251
Change in unrealized gain (loss) on investments	(206,665)	119,291	(329,837)	227,525	(1,119,153)	756,729	(2,984,960)	2,267,478
Reinvested capital gains	52,994	35,279	89,375	78,656	194,968	259,520	2,416,717	865,427

Net increase (decrease) in contract owners’ equity resulting from operations	(79,343)	204,645	(158,026)	415,698	(576,975)	1,341,974	(311,341)	3,692,217

Equity transactions:
Purchase payments received from contract owners (note 6)	126,855	108,041	357,961	435,346	747,412	878,563	2,965,584	2,444,768
Transfers between funds	514,756	(129,591)	(257,100)	(201,128)	(561,533)	87,544	2,587,172	2,079,088
Surrenders (note 6)	(243,382)	(9,781)	(11,038)	(14,369)	(161,905)	(98,620)	(1,244,134)	(321,238)
Death Benefits (note 4)	-	-	(19,787)	(71,634)	(51,220)	(708,315)	(920)	(995)
Net policy repayments (loans) (note 5)	(45)	(1,440)	(181,251)	(132,318)	(6,300)	(26,414)	(177,191)	(118,480)
Deductions for surrender charges (note 2)	(373)	(571)	(956)	(2,951)	(12,194)	(12,745)	(91,233)	(195,079)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(94,638)	(84,355)	(154,599)	(163,418)	(363,435)	(394,894)	(1,000,948)	(645,294)
Asset charges (note 3)	(9,458)	(8,337)	(17,193)	(17,630)	(39,345)	(36,569)	(48,103)	(29,971)
Adjustments to maintain reserves	10	(1)	2	13	32	(18)	(260)	104

Net equity transactions	293,725	(126,035)	(283,961)	(168,089)	(448,488)	(311,468)	2,989,967	3,212,903

Net change in contract owners’ equity	214,382	78,610	(441,987)	247,609	(1,025,463)	1,030,506	2,678,626	6,905,120
Contract owners’ equity beginning of period	1,741,693	1,663,083	2,869,387	2,621,778	7,697,596	6,667,090	16,602,568	9,697,448

Contract owners’ equity end of period	$1,956,075	1,741,693	2,427,400	2,869,387	6,672,133	7,697,596	19,281,194	16,602,568

CHANGES IN UNITS:
Beginning units	82,464	88,971	126,321	134,430	311,519	325,981	536,736	423,234
Units purchased	30,665	5,413	17,056	21,784	31,065	44,104	174,963	193,909
Units redeemed	(16,551)	(11,920)	(29,721)	(29,893)	(49,455)	(58,566)	(86,649)	(80,407)

Ending units	96,578	82,464	113,656	126,321	293,129	311,519	625,050	536,736

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FIGBS		FMCS		FOS		FVSS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$121,573	112,379	56,964	59,757	71,072	53,242	91	138
Realized gain (loss) on investments	(7,188)	(15,054)	32,786	183,270	49,121	(1,023)	151	155
Change in unrealized gain (loss) on investments	(174,347)	72,991	(2,425,886)	1,147,258	(832,313)	874,138	(2,558)	(858)
Reinvested capital gains	30,192	20,376	881,702	439,771	-	3,749	468	2,278

Net increase (decrease) in contract owners’ equity resulting from operations	(29,770)	190,692	(1,454,434)	1,830,056	(712,120)	930,106	(1,848)	1,713

Equity transactions:
Purchase payments received from contract owners (note 6)	522,245	656,176	902,197	1,009,487	585,057	339,458	401	519
Transfers between funds	30,739	117,493	(351,227)	(421,886)	313,171	366,297	519	313
Surrenders (note 6)	(136,312)	(653,127)	(287,675)	(366,325)	(190,992)	(76,425)	-	-
Death Benefits (note 4)	(15,118)	(19,089)	(33,029)	(44,660)	-	(542)	-	-
Net policy repayments (loans) (note 5)	(20,279)	(33,915)	(66,013)	(87,371)	14,845	(100,403)	-	-
Deductions for surrender charges (note 2)	(9,346)	(15,161)	(25,839)	(177,085)	(5,504)	(8,802)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(259,012)	(226,705)	(548,585)	(588,572)	(153,596)	(123,949)	(828)	(804)
Asset charges (note 3)	(10,747)	(11,389)	(37,169)	(36,757)	(9,596)	(7,825)	(22)	(22)
Adjustments to maintain reserves	(1,454)	76	32	(242)	9	(2)	-	(6)

Net equity transactions	100,716	(185,641)	(447,308)	(713,411)	553,394	387,807	70	-

Net change in contract owners’ equity	70,946	5,051	(1,901,742)	1,116,645	(158,726)	1,317,913	(1,778)	1,713
Contract owners’ equity beginning of period	4,967,687	4,962,636	10,386,049	9,269,404	4,363,143	3,045,230	10,634	8,921

Contract owners’ equity end of period	$5,038,633	4,967,687	8,484,307	10,386,049	4,204,417	4,363,143	8,856	10,634

CHANGES IN UNITS:
Beginning units	292,566	304,421	307,993	331,787	373,808	339,433	406	406
Units purchased	42,396	53,362	33,341	41,663	102,780	77,550	37	34
Units redeemed	(36,330)	(65,217)	(46,589)	(65,457)	(53,390)	(43,175)	(34)	(34)

Ending units	298,632	292,566	294,745	307,993	423,198	373,808	409	406

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FEMS		FTVIS2		FTVRDI		FTVSVI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,890	-	33,166	30,036	911	1,142	32,253	20,242
Realized gain (loss) on investments	(1,764)	-	5,059	2,289	609	1,808	(16,385)	47,464
Change in unrealized gain (loss) on investments	(18,849)	-	(66,057)	34,645	(7,391)	6,475	(800,483)	30,359
Reinvested capital gains	-	-	-	-	3,678	2,363	422,333	189,433

Net increase (decrease) in contract owners’ equity resulting from operations	(17,723)	-	(27,832)	66,970	(2,193)	11,788	(362,282)	287,498

Equity transactions:
Purchase payments received from contract owners (note 6)	308,136	-	13,058	14,078	1,970	2,128	213,556	225,876
Transfers between funds	192,502	-	(10,492)	(7,004)	(2,872)	-	7,346	(52,525)
Surrenders (note 6)	-	-	(19,397)	(6,083)	(3,660)	-	(66,854)	(161,287)
Death Benefits (note 4)	-	-	-	-	-	-	(5,953)	(33,817)
Net policy repayments (loans) (note 5)	(15,636)	-	(35,190)	(5,943)	(571)	(11,793)	(37,641)	(21,926)
Deductions for surrender charges (note 2)	-	-	(533)	(529)	-	-	(3,251)	(13,262)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9,495)	-	(28,829)	(32,144)	(1,996)	(2,514)	(126,455)	(139,716)
Asset charges (note 3)	(115)	-	(1,771)	(2,056)	(150)	(151)	(7,016)	(7,365)
Adjustments to maintain reserves	3	-	2	(1)	7	15	(8)	(138)

Net equity transactions	475,395	-	(83,152)	(39,682)	(7,272)	(12,315)	(26,276)	(204,160)

Net change in contract owners’ equity	457,672	-	(110,984)	27,288	(9,465)	(527)	(388,558)	83,338
Contract owners’ equity beginning of period	-	-	739,398	712,110	61,044	61,571	2,898,443	2,815,105

Contract owners’ equity end of period	$457,672	-	628,414	739,398	51,579	61,044	2,509,885	2,898,443

CHANGES IN UNITS:
Beginning units	-	-	36,996	39,077	2,124	2,589	95,629	103,018
Units purchased	57,909	-	742	747	86	116	8,684	11,167
Units redeemed	(2,966)	-	(4,881)	(2,828)	(324)	(581)	(9,472)	(18,556)

Ending units	54,943	-	32,857	36,996	1,886	2,124	94,841	95,629

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,179	3,736	26,719	12,234	-	-	43,428	37,943
Realized gain (loss) on investments	(3,239)	(2,150)	(17,150)	(9,008)	(15,748)	(12,548)	(4,490)	(2,376)
Change in unrealized gain (loss) on investments	(60,820)	124,736	(180,321)	69,213	38,553	32,490	(210,115)	65,201
Reinvested capital gains	-	-	-	-	-	4,166	34,009	58,490

Net increase (decrease) in contract owners’ equity resulting from operations	(60,880)	126,322	(170,752)	72,439	22,805	24,108	(137,168)	159,258

Equity transactions:
Purchase payments received from contract owners (note 6)	26,915	29,747	48,537	37,077	21,293	20,516	12,983	12,983
Transfers between funds	(53,455)	(3,968)	563,655	(2,948)	4,750	(7,680)	-	(413)
Surrenders (note 6)	(31,041)	(19,377)	(51,140)	(21,431)	(44,291)	(14,466)	(1,907)	(17,937)
Death Benefits (note 4)	-	-	-	-	(578)	-	(8,742)	-
Net policy repayments (loans) (note 5)	(4,130)	8,564	6,483	(729)	(12,417)	(3,144)	(8,310)	(250)
Deductions for surrender charges (note 2)	(331)	(529)	(1,675)	(830)	(981)	(2,093)	(10)	(1,042)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,768)	(15,556)	(31,380)	(22,488)	(39,303)	(46,206)	(31,990)	(34,352)
Asset charges (note 3)	(806)	(1,027)	(1,086)	(1,191)	(3,851)	(4,403)	(1,694)	(1,883)
Adjustments to maintain reserves	3	-	10	5	(4)	(5)	(12)	(5)

Net equity transactions	(75,613)	(2,146)	533,404	(12,535)	(75,382)	(57,481)	(39,682)	(42,899)

Net change in contract owners’ equity	(136,493)	124,176	362,652	59,904	(52,577)	(33,373)	(176,850)	116,359
Contract owners’ equity beginning of period	436,132	311,956	498,458	438,554	1,267,402	1,300,775	1,457,873	1,341,514

Contract owners’ equity end of period	$299,639	436,132	861,110	498,458	1,214,825	1,267,402	1,281,023	1,457,873

CHANGES IN UNITS:
Beginning units	34,889	35,039	48,796	50,098	125,157	130,926	88,769	91,468
Units purchased	2,532	2,943	61,222	5,132	5,543	4,125	792	833
Units redeemed	(8,955)	(3,093)	(10,327)	(6,434)	(13,016)	(9,894)	(3,231)	(3,532)

Ending units	28,466	34,889	99,691	48,796	117,684	125,157	86,330	88,769

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVIS1		FTVFA1		FTVGB1		JAEI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$165,204	129,780	25,048	19,686	-	-	4,756	170
Realized gain (loss) on investments	(11,872)	2,723	1,954	(8,462)	(46,421)	(52,562)	34,068	(34)
Change in unrealized gain (loss) on investments	(280,110)	157,325	(114,073)	37,948	147,617	123,693	(218,444)	50,317
Reinvested capital gains	-	-	18,029	27,853	-	13,040	74,697	1,613

Net increase (decrease) in contract owners’ equity resulting from operations	(126,778)	289,828	(69,042)	77,025	101,196	84,171	(104,923)	52,066

Equity transactions:
Purchase payments received from contract owners (note 6)	424,407	444,562	90,596	109,552	587,880	619,007	489,883	91,150
Transfers between funds	67,027	73,401	1,515	2,146	310,755	(48,712)	1,009,140	895,921
Surrenders (note 6)	(412,710)	(28,074)	(8,522)	(9,588)	(200,622)	(51,098)	(4,656)	-
Death Benefits (note 4)	(406)	-	(10,969)	-	(17,380)	-	-	-
Net policy repayments (loans) (note 5)	(58,656)	1,535	(24,907)	6,237	(33,440)	(6,810)	(27,956)	(152)
Deductions for surrender charges (note 2)	(19,005)	(3,694)	(77)	(1,606)	(25,460)	(15,543)	(1,803)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(181,637)	(175,445)	(37,784)	(38,516)	(237,755)	(243,396)	(140,640)	(19,913)
Asset charges (note 3)	(7,120)	(6,379)	(940)	(868)	(14,046)	(13,265)	(9,778)	(1,611)
Adjustments to maintain reserves	(2,470)	(2)	7	(7)	(1,473)	13	8	(5)

Net equity transactions	(190,570)	305,904	8,919	67,350	368,459	240,196	1,314,198	965,390

Net change in contract owners’ equity	(317,348)	595,732	(60,123)	144,375	469,655	324,367	1,209,275	1,017,456
Contract owners’ equity beginning of period	3,349,368	2,753,636	733,919	589,544	4,381,827	4,057,460	1,017,456	-

Contract owners’ equity end of period	$3,032,020	3,349,368	673,796	733,919	4,851,482	4,381,827	2,226,731	1,017,456

CHANGES IN UNITS:
Beginning units	223,676	202,177	44,567	40,156	385,659	364,803	87,544	-
Units purchased	40,222	41,330	6,327	8,168	98,535	78,702	121,860	89,489
Units redeemed	(52,775)	(19,831)	(5,765)	(3,757)	(66,450)	(57,846)	(17,014)	(1,945)

Ending units	211,123	223,676	45,129	44,567	417,744	385,659	192,390	87,544

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAMGS		JACAS		JAGTS		JAIGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$155	-	53,455	-	90,669	23,205	45,653	41,500
Realized gain (loss) on investments	985	7	36,067	(107,960)	133,439	99,853	(64,473)	(47,222)
Change in unrealized gain (loss) on investments	(28,494)	1,433	(581,840)	873,021	(701,605)	1,408,175	(399,841)	694,024
Reinvested capital gains	5,049	-	574,313	214,568	273,738	297,041	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,305)	1,440	81,995	979,629	(203,759)	1,828,274	(418,661)	688,302

Equity transactions:
Purchase payments received from contract owners (note 6)	394,900	57,441	212,252	563,321	1,875,681	1,287,717	259,868	227,382
Transfers between funds	2,254	-	173,328	46,205	1,685,565	625,178	(43,354)	(52,557)
Surrenders (note 6)	-	-	(277,372)	(557,503)	(138,308)	(109,827)	(109,011)	(255,809)
Death Benefits (note 4)	-	-	(2,126)	(2,548)	-	(2,510)	(2,284)	(905)
Net policy repayments (loans) (note 5)	(31)	-	(53,392)	(5,224)	(100,822)	(65,956)	(14,474)	14,003
Deductions for surrender charges (note 2)	-	-	(6,465)	(11,229)	(20,305)	(10,200)	(3,856)	(7,213)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(26,213)	(447)	(161,961)	(157,195)	(667,630)	(444,850)	(116,658)	(126,176)
Asset charges (note 3)	-	-	(11,542)	(11,064)	(43,591)	(28,189)	(8,248)	(8,656)
Adjustments to maintain reserves	4	(1)	15	(5)	(30)	28	10	(7)

Net equity transactions	370,914	56,993	(127,263)	(135,242)	2,590,560	1,251,391	(38,007)	(209,938)

Net change in contract owners’ equity	348,609	58,433	(45,268)	844,387	2,386,801	3,079,665	(456,668)	478,364
Contract owners’ equity beginning of period	58,433	-	4,122,889	3,278,502	6,717,441	3,637,776	2,758,908	2,280,544

Contract owners’ equity end of period	$407,042	58,433	4,077,621	4,122,889	9,104,242	6,717,441	2,302,240	2,758,908

CHANGES IN UNITS:
Beginning units	5,342	-	135,795	140,373	261,535	205,242	246,485	266,508
Units purchased	34,433	5,383	12,645	14,060	127,949	93,675	34,986	28,805
Units redeemed	(2,314)	(41)	(16,406)	(18,638)	(38,217)	(37,382)	(39,101)	(48,828)

Ending units	37,461	5,342	132,034	135,795	351,267	261,535	242,370	246,485

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	LOVTRC		MFBOV		MFFCA		MFBIE
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$25,770	3,458	34,543	36,140	6,769	-	24,163	26,229
Realized gain (loss) on investments	(2,687)	(118)	6,465	(9,866)	6,762	33,319	16,274	5,917
Change in unrealized gain (loss) on investments	(18,537)	(2,797)	(494,915)	180,647	(738,982)	72,202	(388,953)	292,511
Reinvested capital gains	-	-	172,137	120,576	417,648	209,876	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,546	543	(281,770)	327,497	(307,803)	315,397	(348,516)	324,657

Equity transactions:
Purchase payments received from contract owners (note 6)	466,505	32,410	328,769	380,283	455,308	281,205	228,374	224,074
Transfers between funds	307,254	110,269	(62,698)	(118,866)	128,255	(81,792)	118,613	(142,328)
Surrenders (note 6)	-	-	(381,311)	(12,707)	(221,803)	(13,291)	(206,811)	(14,431)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(31,677)	-	2,345	27,028	(45,452)	13,058	2,302	12,293
Deductions for surrender charges (note 2)	-	-	(5,510)	(1,639)	(2,608)	(1,531)	(2,925)	(1,681)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(55,692)	(3,594)	(92,527)	(92,596)	(118,383)	(87,997)	(66,037)	(56,524)
Asset charges (note 3)	(354)	(53)	(5,611)	(5,446)	(6,502)	(5,087)	(3,857)	(3,482)
Adjustments to maintain reserves	(410)	6	3	(6)	9	12	-	3

Net equity transactions	685,626	139,038	(216,540)	176,051	188,824	104,577	69,659	17,924

Net change in contract owners’ equity	690,172	139,581	(498,310)	503,548	(118,979)	419,974	(278,857)	342,581
Contract owners’ equity beginning of period	147,006	7,425	2,585,319	2,081,771	2,032,318	1,612,344	1,697,281	1,354,700

Contract owners’ equity end of period	$837,178	147,006	2,087,009	2,585,319	1,913,339	2,032,318	1,418,424	1,697,281

CHANGES IN UNITS:
Beginning units	14,068	738	143,866	133,215	81,756	77,197	154,357	152,831
Units purchased	80,982	13,786	20,386	27,098	23,912	14,665	35,342	26,710
Units redeemed	(14,104)	(456)	(32,176)	(16,447)	(16,013)	(10,106)	(27,300)	(25,184)

Ending units	80,946	14,068	132,076	143,866	89,655	81,756	162,399	154,357

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MFTCG		MV2IGI		MVIVIC		MNDIC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	66	65	124,492	164,125	-	-
Realized gain (loss) on investments	98,442	15,958	34	(11)	682,588	121,671	96,945	(18,720)
Change in unrealized gain (loss) on investments	(555,136)	679,070	(660)	1,901	(1,980,042)	2,251,277	(590,184)	353,495
Reinvested capital gains	327,972	77,022	671	521	125,359	10,417	324,117	30,205

Net increase (decrease) in contract owners’ equity resulting from operations	(128,722)	772,050	111	2,476	(1,047,603)	2,547,490	(169,122)	364,980

Equity transactions:
Purchase payments received from contract owners (note 6)	399,993	369,039	-	-	1,366,818	1,657,649	356,591	231,186
Transfers between funds	163,758	(61,654)	-	-	(2,167,002)	951,468	484,496	103,252
Surrenders (note 6)	(387,097)	(35,645)	-	-	(901,301)	(104,554)	(7,167)	(16,945)
Death Benefits (note 4)	-	-	-	-	(620)	-	(17,295)	-
Net policy repayments (loans) (note 5)	(2,427)	22,334	-	-	(11,252)	(58,115)	(6,420)	(18,819)
Deductions for surrender charges (note 2)	(7,591)	(4,120)	-	-	(71,234)	(99,476)	(4,882)	(3,937)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(145,407)	(107,946)	(423)	(392)	(523,001)	(524,123)	(124,538)	(80,759)
Asset charges (note 3)	(8,424)	(6,110)	(26)	(24)	(36,187)	(36,178)	(7,470)	(3,489)
Adjustments to maintain reserves	(10)	3	7	(6)	35	(108)	(10)	(3)

Net equity transactions	12,795	175,901	(442)	(422)	(2,343,744)	1,786,563	673,305	210,486

Net change in contract owners’ equity	(115,927)	947,951	(331)	2,054	(3,391,347)	4,334,053	504,183	575,466
Contract owners’ equity beginning of period	2,874,733	1,926,782	10,933	8,879	13,063,849	8,729,796	1,834,716	1,259,250

Contract owners’ equity end of period	$2,758,806	2,874,733	10,602	10,933	9,672,502	13,063,849	2,338,899	1,834,716

CHANGES IN UNITS:
Beginning units	119,635	111,437	814	849	668,907	568,320	99,802	86,757
Units purchased	28,984	25,486	-	-	83,042	156,262	52,439	25,412
Units redeemed	(27,827)	(17,288)	(31)	(35)	(204,767)	(55,675)	(23,108)	(12,367)

Ending units	120,792	119,635	783	814	547,182	668,907	129,133	99,802

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVUIC		MVFIC		MVIVSC		MSVFI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48	-	197,909	238,973	700	1,404	2,678	2,256
Realized gain (loss) on investments	88	1	469,982	229,910	7,721	12,350	470	2,278
Change in unrealized gain (loss) on investments	(965)	28	(2,840,878)	1,060,842	(16,029)	9,783	(3,294)	1,716
Reinvested capital gains	17	-	861,620	489,008	870	102	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(812)	29	(1,311,367)	2,018,733	(6,738)	23,639	(146)	6,250

Equity transactions:
Purchase payments received from contract owners (note 6)	22,356	9,503	1,445,782	1,597,501	-	20	6,727	6,277
Transfers between funds	(111)	-	(1,438,365)	986,566	(5,158)	(25,596)	47,225	3,248
Surrenders (note 6)	-	-	(463,195)	(670,178)	(5,073)	-	(15,449)	-
Death Benefits (note 4)	-	-	(23,085)	(1,939)	-	-	-	(50,164)
Net policy repayments (loans) (note 5)	-	-	(92,953)	(41,756)	(2,805)	(32)	(62)	(164)
Deductions for surrender charges (note 2)	-	-	(24,048)	(37,140)	(913)	-	(321)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,308)	(541)	(541,134)	(496,027)	(4,351)	(5,424)	(6,173)	(6,101)
Asset charges (note 3)	-	-	(33,575)	(31,520)	(249)	(308)	(272)	(356)
Adjustments to maintain reserves	(3)	(1)	(412)	64	(7)	(1)	1	22

Net equity transactions	18,934	8,961	(1,170,985)	1,305,571	(18,556)	(31,341)	31,676	(47,238)

Net change in contract owners’ equity	18,122	8,990	(2,482,352)	3,324,304	(25,294)	(7,702)	31,530	(40,988)
Contract owners’ equity beginning of period	8,990	-	14,229,783	10,905,479	88,389	96,091	74,309	115,297

Contract owners’ equity end of period	$27,112	8,990	11,747,431	14,229,783	63,095	88,389	105,839	74,309

CHANGES IN UNITS:
Beginning units	879	-	474,963	428,253	3,961	5,461	4,446	7,329
Units purchased	2,931	932	61,167	84,447	-	-	3,483	614
Units redeemed	(1,187)	(53)	(100,038)	(37,737)	(829)	(1,500)	(1,555)	(3,497)

Ending units	2,623	879	436,092	474,963	3,132	3,961	6,374	4,446

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DTRTFB		IDPGI		IDPG		NCPGI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$901	-	20,062	14,795	46,621	38,217	50,027	33,797
Realized gain (loss) on investments	(7)	-	4,709	8,998	5,058	4,432	4,549	3,600
Change in unrealized gain (loss) on investments	(438)	-	(119,706)	60,388	(316,886)	229,520	(282,767)	126,800
Reinvested capital gains	-	-	46,253	6,550	132,599	20,314	82,947	49,559

Net increase (decrease) in contract owners’ equity resulting from operations	456	-	(48,682)	90,731	(132,608)	292,483	(145,244)	213,756

Equity transactions:
Purchase payments received from contract owners (note 6)	13,015	-	262,938	221,644	344,665	329,074	465,311	611,788
Transfers between funds	25,779	-	(6,490)	(15,304)	13,932	153,183	(7,559)	20,904
Surrenders (note 6)	-	-	(1,949)	(152)	(3,289)	(478)	(2,994)	(107)
Death Benefits (note 4)	-	-	-	-	(619)	-	-	(51,837)
Net policy repayments (loans) (note 5)	-	-	(131)	-	(849)	(72)	(41)	(39)
Deductions for surrender charges (note 2)	-	-	(2,596)	(532)	(2,251)	(456)	(5,152)	(532)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(552)	-	(87,467)	(79,274)	(153,609)	(137,539)	(174,598)	(151,128)
Asset charges (note 3)	-	-	(4,866)	(3,688)	(11,884)	(10,179)	(12,663)	(9,675)
Adjustments to maintain reserves	(1)	-	4	(7)	21	(14)	39	4

Net equity transactions	38,241	-	159,443	122,687	186,117	333,519	262,343	419,378

Net change in contract owners’ equity	38,697	-	110,761	213,418	53,509	626,002	117,099	633,134
Contract owners’ equity beginning of period	-	-	779,650	566,232	2,141,272	1,515,270	1,937,527	1,304,393

Contract owners’ equity end of period	$38,697	-	890,411	779,650	2,194,781	2,141,272	2,054,626	1,937,527

CHANGES IN UNITS:
Beginning units	-	-	65,166	54,096	174,377	144,663	163,455	126,505
Units purchased	3,911	-	23,022	21,697	30,377	45,564	40,041	57,417
Units redeemed	(111)	-	(9,534)	(10,627)	(14,974)	(15,850)	(17,496)	(20,467)

Ending units	3,800	-	78,654	65,166	189,780	174,377	186,000	163,455

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG		NVBX		NVIX		NVAMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$66,954	47,665	25,089	23,744	94,397	88,489	67,296	76,349
Realized gain (loss) on investments	676	1,987	(27,599)	(1,226)	116,430	(8,770)	55,574	(232,990)
Change in unrealized gain (loss) on investments	(420,405)	260,906	(3,335)	5,455	(733,748)	333,057	(859,621)	379,978
Reinvested capital gains	145,545	103,397	407	1,673	-	-	309,923	160,278

Net increase (decrease) in contract owners’ equity resulting from operations	(207,230)	413,955	(5,438)	29,646	(522,921)	412,776	(426,828)	383,615

Equity transactions:
Purchase payments received from contract owners (note 6)	602,988	533,372	210,255	119,379	1,100,516	745,958	474,449	812,405
Transfers between funds	27,252	127,081	(85,283)	57,755	(625,199)	1,374,127	(99,262)	(1,109,007)
Surrenders (note 6)	(1,928)	(109)	(144,848)	-	(33,665)	(7,079)	(270,294)	(70,353)
Death Benefits (note 4)	-	-	-	-	(5,733)	-	-	-
Net policy repayments (loans) (note 5)	(5,369)	(137,350)	(3,440)	(48,005)	(47,460)	284	5,217	(19,570)
Deductions for surrender charges (note 2)	(5,739)	(1,009)	(10,861)	-	(6,602)	(1,035)	(8,903)	(4,257)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(223,608)	(194,337)	(55,961)	(54,904)	(142,020)	(99,945)	(223,982)	(263,340)
Asset charges (note 3)	(16,244)	(13,735)	(3,502)	(5,076)	(13,314)	(8,652)	(13,906)	(14,610)
Adjustments to maintain reserves	(15)	2,223	(3)	7	(23)	1	23	(15)

Net equity transactions	377,337	316,136	(93,643)	69,156	226,500	2,003,659	(136,658)	(668,747)

Net change in contract owners’ equity	170,107	730,091	(99,081)	98,802	(296,421)	2,416,435	(563,486)	(285,132)
Contract owners’ equity beginning of period	2,811,827	2,081,736	1,066,059	967,257	3,572,837	1,156,402	4,771,052	5,056,184

Contract owners’ equity end of period	$2,981,934	2,811,827	966,978	1,066,059	3,276,416	3,572,837	4,207,566	4,771,052

CHANGES IN UNITS:
Beginning units	232,898	203,424	98,220	91,898	311,145	125,767	155,133	178,666
Units purchased	53,913	61,346	61,100	22,482	122,332	202,565	20,164	40,091
Units redeemed	(21,843)	(31,872)	(69,903)	(16,160)	(102,434)	(17,187)	(24,378)	(63,624)

Ending units	264,968	232,898	89,417	98,220	331,043	311,145	150,919	155,133

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$335,221	256,575	15,974	8,364	14,010	36,518	19,698	17,062
Realized gain (loss) on investments	303,808	226,718	(3,302)	553	179,857	70,445	134,880	98,604
Change in unrealized gain (loss) on investments	(3,658,212)	2,236,593	(22,518)	11,410	(1,058,011)	797,152	(804,026)	791,193
Reinvested capital gains	1,488,135	516,886	2,553	1,891	328,025	407,467	624,511	416,729

Net increase (decrease) in contract owners’ equity resulting from operations	(1,531,048)	3,236,772	(7,293)	22,218	(536,119)	1,311,582	(24,937)	1,323,588

Equity transactions:
Purchase payments received from contract owners (note 6)	5,734,098	4,972,648	53,115	67,983	697,883	974,413	340,065	324,905
Transfers between funds	844,535	962,235	314	31,404	(576,596)	734,251	39,266	95,293
Surrenders (note 6)	(331,855)	(328,557)	(25,825)	(49,418)	(189,294)	(40,185)	(398,055)	(147,493)
Death Benefits (note 4)	(63,541)	(94,529)	-	(39,806)	(23,668)	(33,266)	(1,581)	(55,432)
Net policy repayments (loans) (note 5)	(127,493)	(161,678)	2,196	3,056	(87,179)	(81,033)	(53,335)	(49,317)
Deductions for surrender charges (note 2)	(33,625)	(26,368)	(1,148)	(4,817)	(9,758)	(4,209)	(26,058)	(8,666)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,930,424)	(1,719,817)	(33,317)	(37,024)	(335,967)	(297,627)	(243,171)	(240,202)
Asset charges (note 3)	(158,452)	(126,820)	(1,953)	(1,958)	(22,092)	(17,857)	(14,142)	(13,255)
Adjustments to maintain reserves	224	1,475	1	13	27	(167)	15	(32)

Net equity transactions	3,933,467	3,478,589	(6,617)	(30,567)	(546,644)	1,234,320	(356,996)	(94,199)

Net change in contract owners’ equity	2,402,419	6,715,361	(13,910)	(8,349)	(1,082,763)	2,545,902	(381,933)	1,229,389
Contract owners’ equity beginning of period	25,853,483	19,138,122	698,141	706,490	6,408,030	3,862,128	5,980,829	4,751,440

Contract owners’ equity end of period	$28,255,902	25,853,483	684,231	698,141	5,325,267	6,408,030	5,598,896	5,980,829

CHANGES IN UNITS:
Beginning units	1,233,476	1,057,280	50,048	52,273	263,536	208,017	242,400	246,101
Units purchased	331,428	309,654	6,186	7,523	34,192	85,819	23,205	23,405
Units redeemed	(146,173)	(133,458)	(6,651)	(9,748)	(55,941)	(30,300)	(37,186)	(27,106)

Ending units	1,418,731	1,233,476	49,583	50,048	241,787	263,536	228,419	242,400

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGI2		HIBF		GEM		GIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$27,123	36,407	251,620	232,166	104,447	162,673	21,339	20,878
Realized gain (loss) on investments	176,928	98,704	(138,977)	(14,257)	127,975	65,724	95,253	(9,385)
Change in unrealized gain (loss) on investments	(461,063)	109,104	(239,152)	37,864	(2,859,173)	3,745,257	(285,991)	210,110
Reinvested capital gains	216,705	257,665	-	-	-	-	4,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,307)	501,880	(126,509)	255,773	(2,626,751)	3,973,654	(164,409)	221,603

Equity transactions:
Purchase payments received from contract owners (note 6)	155,755	190,578	359,714	930,856	2,301,047	2,368,251	45,224	68,574
Transfers between funds	(169,498)	134,681	41,508	11,817	520,687	(354,696)	(736,225)	991,290
Surrenders (note 6)	(57,760)	(149,205)	(1,131,475)	(38,765)	(186,631)	(238,881)	(15,796)	(205,930)
Death Benefits (note 4)	(5,868)	(31,775)	(18,241)	(76)	(22,039)	(804)	-	-
Net policy repayments (loans) (note 5)	(43,144)	(27,394)	26,273	(204,176)	(101,413)	(43,018)	4,817	(7,076)
Deductions for surrender charges (note 2)	(4,096)	(8,543)	(106,093)	(2,489)	(27,124)	(55,638)	(178)	(3,315)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(132,204)	(139,665)	(163,147)	(180,689)	(691,079)	(689,411)	(40,258)	(38,378)
Asset charges (note 3)	(6,664)	(6,448)	(14,098)	(13,526)	(20,913)	(17,945)	(2,749)	(2,328)
Adjustments to maintain reserves	13	(261)	(5)	(3)	(1,176)	161	1	49

Net equity transactions	(263,466)	(38,032)	(1,005,564)	502,949	1,771,359	968,019	(745,164)	802,886

Net change in contract owners’ equity	(303,773)	463,848	(1,132,073)	758,722	(855,392)	4,941,673	(909,573)	1,024,489
Contract owners’ equity beginning of period	2,732,583	2,268,735	4,226,010	3,467,288	14,139,348	9,197,675	1,821,242	796,753

Contract owners’ equity end of period	$2,428,810	2,732,583	3,093,937	4,226,010	13,283,956	14,139,348	911,669	1,821,242

CHANGES IN UNITS:
Beginning units	133,898	135,544	195,292	171,056	1,133,265	1,043,131	149,566	83,394
Units purchased	12,461	20,837	36,262	57,830	314,417	297,967	20,788	92,419
Units redeemed	(24,688)	(22,483)	(84,157)	(33,594)	(158,444)	(207,833)	(82,756)	(26,247)

Ending units	121,671	133,898	147,397	195,292	1,289,238	1,133,265	87,598	149,566

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,544	2,227	4,707	4,628	9,073	9,218	371,828	214,920
Realized gain (loss) on investments	5,099	5,733	26,173	1,374	(7,346)	6,136	84,905	72,256
Change in unrealized gain (loss) on investments	(29,245)	27,699	(153,867)	160,557	(257,086)	111,820	(2,855,274)	1,312,910
Reinvested capital gains	693	-	90,264	17,753	183,803	143,333	360,250	1,044,712

Net increase (decrease) in contract owners’ equity resulting from operations	(20,909)	35,659	(32,723)	184,312	(71,556)	270,507	(2,038,291)	2,644,798

Equity transactions:
Purchase payments received from contract owners (note 6)	-	(105)	28,779	75,982	136,290	151,353	4,353,980	3,503,958
Transfers between funds	-	7	(84,955)	24,281	(242,320)	61,064	352,998	241,392
Surrenders (note 6)	(25,188)	(5,338)	(94,756)	(2,447)	(144,272)	(49,596)	(1,231,294)	(122,864)
Death Benefits (note 4)	-	-	-	-	(177)	-	(33,318)	(27,385)
Net policy repayments (loans) (note 5)	18,460	(4,863)	46,871	(12,009)	(63,232)	26,542	(49,954)	28,213
Deductions for surrender charges (note 2)	(247)	(830)	(1,561)	(297)	(18,073)	(2,432)	(72,811)	(28,770)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,740)	(7,993)	(29,493)	(29,879)	(68,942)	(73,636)	(1,311,905)	(1,151,467)
Asset charges (note 3)	(273)	(311)	(2,032)	(1,679)	(4,166)	(4,630)	(86,607)	(65,982)
Adjustments to maintain reserves	(9)	33	(23)	(10)	(22)	99	114	(15)

Net equity transactions	(15,997)	(19,400)	(137,170)	53,942	(404,914)	108,764	1,921,203	2,377,080

Net change in contract owners’ equity	(36,906)	16,259	(169,893)	238,254	(476,470)	379,271	(117,088)	5,021,878
Contract owners’ equity beginning of period	155,893	139,634	945,558	707,304	1,818,373	1,439,102	17,087,241	12,065,363

Contract owners’ equity end of period	$118,987	155,893	775,665	945,558	1,341,903	1,818,373	16,970,153	17,087,241

CHANGES IN UNITS:
Beginning units	12,916	14,701	46,411	43,345	84,774	79,412	947,933	803,158
Units purchased	-	1	2,703	6,350	7,551	14,279	260,570	249,465
Units redeemed	(1,345)	(1,786)	(9,137)	(3,284)	(25,860)	(8,917)	(154,004)	(104,690)

Ending units	11,571	12,916	39,977	46,411	66,465	84,774	1,054,499	947,933

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$225,194	149,531	427,387	299,179	61,613	57,100	618,457	444,307
Realized gain (loss) on investments	31,049	39,917	(16,883)	104,856	(40,571)	(15,996)	165,755	88,029
Change in unrealized gain (loss) on investments	(1,329,207)	350,616	(2,961,718)	914,035	(101,931)	55,780	(4,157,922)	1,045,858
Reinvested capital gains	484,335	398,417	938,240	1,134,523	15,040	52,237	1,337,346	1,352,626

Net increase (decrease) in contract owners’ equity resulting from operations	(588,629)	938,481	(1,612,974)	2,452,593	(65,849)	149,121	(2,036,364)	2,930,820

Equity transactions:
Purchase payments received from contract owners (note 6)	1,569,071	1,690,400	4,135,092	3,172,125	484,802	604,228	6,990,978	2,275,889
Transfers between funds	(44,526)	65,408	(564,451)	(919,303)	(9,146)	88,186	(262,888)	1,296,311
Surrenders (note 6)	(263,355)	(60,623)	(574,550)	(171,896)	(197,659)	(95,195)	(1,582,681)	(637,437)
Death Benefits (note 4)	(50,955)	(77,397)	(412)	(34,025)	-	-	(16,036)	(77,495)
Net policy repayments (loans) (note 5)	(3,502)	(226)	78,631	(18,585)	(1,162)	(2,994)	(375,559)	(70,534)
Deductions for surrender charges (note 2)	(26,436)	(15,723)	(53,971)	(27,188)	(16,955)	(21,102)	(21,909)	(88,776)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(677,050)	(641,361)	(1,183,272)	(1,062,425)	(257,876)	(250,028)	(1,384,915)	(1,265,769)
Asset charges (note 3)	(54,258)	(47,905)	(82,136)	(70,129)	(18,651)	(17,221)	(119,719)	(102,933)
Adjustments to maintain reserves	7	-	64	(666)	4	(3)	6	(249)

Net equity transactions	448,996	912,573	1,754,995	867,908	(16,643)	305,871	3,227,277	1,329,007

Net change in contract owners’ equity	(139,633)	1,851,054	142,021	3,320,501	(82,492)	454,992	1,190,913	4,259,827
Contract owners’ equity beginning of period	9,262,386	7,411,332	18,058,755	14,738,254	2,658,487	2,203,495	24,954,638	20,694,811

Contract owners’ equity end of period	$9,122,753	9,262,386	18,200,776	18,058,755	2,575,995	2,658,487	26,145,551	24,954,638

CHANGES IN UNITS:
Beginning units	563,787	505,285	1,034,503	979,464	182,957	161,280	1,469,871	1,390,277
Units purchased	100,131	121,839	243,298	207,283	35,914	49,978	415,937	235,375
Units redeemed	(72,912)	(63,337)	(143,963)	(152,244)	(37,032)	(28,301)	(228,711)	(155,781)

Ending units	591,006	563,787	1,133,838	1,034,503	181,839	182,957	1,657,097	1,469,871

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$918,659	602,405	72,007	59,089	49,127	52,646	104,616	96,558
Realized gain (loss) on investments	(162,285)	32,374	(14,877)	(3,197)	(29,289)	(2,105)	(58,316)	(6,353)
Change in unrealized gain (loss) on investments	(7,237,163)	2,434,695	(324,760)	87,238	(29,427)	19,165	(96,373)	37,449
Reinvested capital gains	2,432,819	2,849,257	122,798	128,046	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,047,970)	5,918,731	(144,832)	271,176	(9,589)	69,706	(50,073)	127,654

Equity transactions:
Purchase payments received from contract owners (note 6)	8,734,653	7,634,522	435,502	687,345	176,681	345,245	592,799	682,033
Transfers between funds	(1,080,500)	(159,429)	(4,753)	(164,942)	52,187	104,208	466,548	384,789
Surrenders (note 6)	(1,581,826)	(1,161,091)	(22,029)	(41,885)	(380,463)	(105,450)	(912,938)	(133,229)
Death Benefits (note 4)	(19,309)	(193,238)	-	(1,523)	(6,468)	-	-	-
Net policy repayments (loans) (note 5)	(458,680)	(108,297)	22,930	(14,275)	15,835	(733)	(3,005)	32,051
Deductions for surrender charges (note 2)	(118,066)	(122,962)	(2,512)	(2,093)	(9,953)	(22,559)	(19,306)	(22,583)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,673,529)	(2,569,916)	(288,869)	(271,260)	(76,168)	(82,482)	(178,192)	(155,167)
Asset charges (note 3)	(172,626)	(144,071)	(17,906)	(17,626)	(3,590)	(3,815)	(9,868)	(8,428)
Adjustments to maintain reserves	356	1,412	5	9	-	(26)	6	5

Net equity transactions	2,630,473	3,176,930	122,368	173,750	(231,939)	234,388	(63,956)	779,471

Net change in contract owners’ equity	(1,417,497)	9,095,661	(22,464)	444,926	(241,528)	304,094	(114,029)	907,125
Contract owners’ equity beginning of period	40,354,708	31,259,047	2,978,697	2,533,771	1,790,352	1,486,258	3,850,792	2,943,667

Contract owners’ equity end of period	$38,937,211	40,354,708	2,956,233	2,978,697	1,548,824	1,790,352	3,736,763	3,850,792

CHANGES IN UNITS:
Beginning units	2,278,189	2,085,093	187,744	175,794	119,614	103,663	241,818	192,140
Units purchased	513,489	510,591	33,038	58,176	24,535	35,149	81,653	76,696
Units redeemed	(365,762)	(317,495)	(25,314)	(46,226)	(40,236)	(19,198)	(85,954)	(27,018)

Ending units	2,425,916	2,278,189	195,468	187,744	103,913	119,614	237,517	241,818

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRF		GBF		GVIX2		GVIDA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$64,161	36,173	57,571	48,692	58,377	57,524	35,336	37,106
Realized gain (loss) on investments	109,710	75,469	(52,792)	(17,353)	14,155	(11,275)	91,921	199,261
Change in unrealized gain (loss) on investments	(227,746)	398,691	(473)	13,898	(402,266)	431,360	(526,003)	15,596
Reinvested capital gains	-	-	-	-	-	-	193,680	174,483

Net increase (decrease) in contract owners’ equity resulting from operations	(53,875)	510,333	4,306	45,237	(329,734)	477,609	(205,066)	426,446

Equity transactions:
Purchase payments received from contract owners (note 6)	1,779,598	1,339,109	615,673	727,271	318,893	324,411	75,441	75,294
Transfers between funds	304,122	885,292	(5,412)	(433,369)	4,432	(237,759)	11,370	(58,529)
Surrenders (note 6)	(66,892)	(21,950)	(81,860)	(94,806)	(56,609)	(36,034)	(174,321)	(41,646)
Death Benefits (note 4)	(232)	-	-	(212)	-	(182)	-	(494,122)
Net policy repayments (loans) (note 5)	(3,635)	(9,308)	(30,896)	9,124	(61,376)	11,353	(1,538)	(5,479)
Deductions for surrender charges (note 2)	(2,801)	(1,812)	(4,458)	(4,535)	(6,895)	(10,775)	(5,050)	(1,885)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(173,232)	(116,454)	(108,341)	(118,333)	(129,531)	(136,346)	(92,747)	(107,044)
Asset charges (note 3)	(21,302)	(12,112)	(6,238)	(8,009)	(2,513)	(1,918)	(9,705)	(10,050)
Adjustments to maintain reserves	(9)	110	11	(6)	(4,716)	52	15	(169)

Net equity transactions	1,815,617	2,062,875	378,479	77,125	61,685	(87,198)	(196,535)	(643,630)

Net change in contract owners’ equity	1,761,742	2,573,208	382,785	122,362	(268,049)	390,411	(401,601)	(217,184)
Contract owners’ equity beginning of period	3,816,621	1,243,413	2,292,512	2,170,150	2,397,164	2,006,753	2,523,415	2,740,599

Contract owners’ equity end of period	$5,578,363	3,816,621	2,675,297	2,292,512	2,129,115	2,397,164	2,121,814	2,523,415

CHANGES IN UNITS:
Beginning units	149,467	58,688	152,353	147,227	207,275	216,128	105,243	135,365
Units purchased	79,728	99,780	102,763	64,280	42,622	40,542	3,654	3,418
Units redeemed	(10,729)	(9,001)	(77,239)	(59,154)	(36,082)	(49,395)	(11,807)	(33,540)

Ending units	218,466	149,467	177,877	152,353	213,815	207,275	97,090	105,243

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$12,252	13,317	17,997	18,884	15,882	16,036	82,021	82,772
Realized gain (loss) on investments	17,936	11,955	36,546	114,441	(2,028)	(201)	83,381	129,218
Change in unrealized gain (loss) on investments	(88,291)	35,486	(184,786)	2,234	(44,221)	13,161	(786,149)	87,387
Reinvested capital gains	26,961	17,677	64,122	41,312	15,908	17,044	369,312	277,832

Net increase (decrease) in contract owners’ equity resulting from operations	(31,142)	78,435	(66,121)	176,871	(14,459)	46,040	(251,435)	577,209

Equity transactions:
Purchase payments received from contract owners (note 6)	4,860	8,031	3,301	3,773	4,315	(736)	57,906	69,787
Transfers between funds	131	(15,837)	(103,517)	(2)	-	(36,668)	(108,582)	(55,314)
Surrenders (note 6)	(3,738)	(494)	(4,925)	(113,260)	(36,333)	(58)	(72,297)	(271,343)
Death Benefits (note 4)	(57,701)	-	(129)	(441,710)	-	-	(63,885)	(38,119)
Net policy repayments (loans) (note 5)	(24,703)	(12,409)	(245)	(287)	(830)	(842)	(30,340)	(17,646)
Deductions for surrender charges (note 2)	(141)	(80)	(565)	(15,055)	(2,349)	(46)	(2,168)	(13,485)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,962)	(37,268)	(26,712)	(31,261)	(24,894)	(19,528)	(183,839)	(207,151)
Asset charges (note 3)	(3,762)	(4,164)	(5,796)	(5,639)	(4,945)	(2,859)	(18,304)	(19,699)
Adjustments to maintain reserves	(9)	(13)	(20)	-	(4)	8	-	(15)

Net equity transactions	(115,025)	(62,234)	(138,608)	(603,441)	(65,040)	(60,729)	(421,509)	(552,985)

Net change in contract owners’ equity	(146,167)	16,201	(204,729)	(426,570)	(79,499)	(14,689)	(672,944)	24,224
Contract owners’ equity beginning of period	745,248	729,047	1,174,781	1,601,351	831,520	846,209	4,814,835	4,790,611

Contract owners’ equity end of period	$599,081	745,248	970,052	1,174,781	752,021	831,520	4,141,891	4,814,835

CHANGES IN UNITS:
Beginning units	37,766	41,057	49,953	78,174	50,734	54,564	230,919	259,456
Units purchased	296	458	138	171	265	(44)	4,418	5,017
Units redeemed	(6,156)	(3,749)	(5,990)	(28,392)	(4,273)	(3,786)	(24,731)	(33,554)

Ending units	31,906	37,766	44,101	49,953	46,726	50,734	210,606	230,919

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMA		GVDMC		MCIF		SAM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$156,561	160,500	9,473	9,689	106,826	71,231	23,179	9,038
Realized gain (loss) on investments	208,042	167,793	1,269	6,961	9,535	20,201	-	-
Change in unrealized gain (loss) on investments	(2,022,675)	541,630	(54,871)	8,208	(1,724,961)	502,749	-	-
Reinvested capital gains	933,515	631,498	26,376	22,502	699,784	485,542	18	-

Net increase (decrease) in contract owners’ equity resulting from operations	(724,557)	1,501,421	(17,753)	47,360	(908,816)	1,079,723	23,197	9,038

Equity transactions:
Purchase payments received from contract owners (note 6)	261,739	286,324	26,998	24,940	1,010,886	753,053	84,765	25,890
Transfers between funds	(93,169)	(35,176)	156	(3,016)	596,333	(1,395,673)	22,579	315,282
Surrenders (note 6)	(486,677)	(334,771)	(9,575)	(8,030)	(188,082)	(91,956)	(261,747)	(389,848)
Death Benefits (note 4)	(12,087)	(36,686)	-	-	(6,448)	(651)	-	(28)
Net policy repayments (loans) (note 5)	(72,924)	114,775	(25,477)	(32,934)	(86,125)	1,129	(35,410)	39,258
Deductions for surrender charges (note 2)	(11,156)	(18,370)	(464)	(3,136)	(15,990)	(7,110)	(1,448)	(11,462)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(376,467)	(433,441)	(37,253)	(41,908)	(301,486)	(338,048)	(108,988)	(126,555)
Asset charges (note 3)	(27,871)	(29,337)	(1,716)	(2,413)	(20,431)	(20,984)	(4,023)	(5,644)
Adjustments to maintain reserves	(12)	13	10	2	(84)	3	(456)	5

Net equity transactions	(818,624)	(486,669)	(47,321)	(66,495)	988,573	(1,100,237)	(304,728)	(153,102)

Net change in contract owners’ equity	(1,543,181)	1,014,752	(65,074)	(19,135)	79,757	(20,514)	(281,531)	(144,064)
Contract owners’ equity beginning of period	10,245,130	9,230,378	513,194	532,329	6,916,462	6,936,976	1,852,465	1,996,529

Contract owners’ equity end of period	$8,701,949	10,245,130	448,120	513,194	6,996,219	6,916,462	1,570,934	1,852,465

CHANGES IN UNITS:
Beginning units	447,296	470,203	27,336	30,967	205,096	238,161	160,646	173,869
Units purchased	12,644	21,869	2,469	2,584	56,733	41,437	24,156	39,730
Units redeemed	(48,208)	(44,776)	(5,010)	(6,215)	(27,718)	(74,502)	(50,439)	(52,953)

Ending units	411,732	447,296	24,795	27,336	234,111	205,096	134,363	160,646

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$231,205	86,930	20,032	22,348	128,649	53,420	12,102	12,290
Realized gain (loss) on investments	-	-	(25,897)	(28,721)	(9,687)	(15,809)	50,998	97,898
Change in unrealized gain (loss) on investments	-	-	(453,087)	422,217	(632,110)	344,616	(731,469)	614,726
Reinvested capital gains	160	-	141,918	-	-	-	571,031	150,381

Net increase (decrease) in contract owners’ equity resulting from operations	231,365	86,930	(317,034)	415,844	(513,148)	382,227	(97,338)	875,295

Equity transactions:
Purchase payments received from contract owners (note 6)	11,636,703	16,740,852	172,337	185,755	762,411	605,162	292,443	583,726
Transfers between funds	(7,631,458)	(16,947,332)	2,301	(22,951)	117,521	284,899	(61,776)	104,862
Surrenders (note 6)	(571,249)	(2,434,726)	(95,785)	(171,888)	(60,665)	(129,513)	(264,910)	(349,081)
Death Benefits (note 4)	(4,451)	(818)	(12,074)	(182)	-	(7)	(6,176)	-
Net policy repayments (loans) (note 5)	(471,701)	112,376	(4,772)	25,383	7,284	(5,762)	90,938	(41,479)
Deductions for surrender charges (note 2)	(30,855)	(42,259)	(12,525)	(36,010)	(11,097)	(33,067)	(24,734)	(72,759)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,168,261)	(1,379,199)	(80,508)	(94,355)	(119,377)	(103,085)	(185,533)	(188,870)
Asset charges (note 3)	(80,785)	(93,138)	(4,430)	(5,241)	(8,426)	(5,838)	(9,480)	(9,042)
Adjustments to maintain reserves	(52)	(3,881)	19	-	8	2	(72)	17

Net equity transactions	1,677,891	(4,048,125)	(35,437)	(119,489)	687,659	612,791	(169,300)	27,374

Net change in contract owners’ equity	1,909,256	(3,961,195)	(352,471)	296,355	174,511	995,018	(266,638)	902,669
Contract owners’ equity beginning of period	16,578,395	20,539,590	1,949,871	1,653,516	2,318,543	1,323,525	3,748,564	2,845,895

Contract owners’ equity end of period	$18,487,651	16,578,395	1,597,400	1,949,871	2,493,054	2,318,543	3,481,926	3,748,564

CHANGES IN UNITS:
Beginning units	1,649,553	2,053,326	162,497	173,313	207,424	145,550	169,828	167,874
Units purchased	2,051,765	1,992,731	20,693	23,725	84,357	94,153	18,680	39,332
Units redeemed	(1,887,931)	(2,396,504)	(23,844)	(34,541)	(22,539)	(32,279)	(25,753)	(37,378)

Ending units	1,813,387	1,649,553	159,346	162,497	269,242	207,424	162,755	169,828

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$24,330	28,129	-	-	52,806	66,043	4,753	5,254
Realized gain (loss) on investments	(42,068)	(73,895)	(10,346)	13,450	82,422	74,489	(6,048)	(1,149)
Change in unrealized gain (loss) on investments	(334,526)	206,964	(1,751,353)	795,796	(1,430,992)	328,390	(135,790)	32,303
Reinvested capital gains	159,522	100,177	1,288,852	291,694	746,572	247,793	78,832	24,191

Net increase (decrease) in contract owners’ equity resulting from operations	(192,742)	261,375	(472,847)	1,100,940	(549,192)	716,715	(58,253)	60,599

Equity transactions:
Purchase payments received from contract owners (note 6)	274,826	286,522	675,745	837,825	1,153,612	1,263,463	31,208	38,710
Transfers between funds	(395,287)	24,017	308,810	1,630,798	(1,649,481)	(778,702)	(3,998)	(21,407)
Surrenders (note 6)	(78,308)	(274,034)	(217,843)	(185,007)	(210,777)	(95,566)	(46,044)	(18,050)
Death Benefits (note 4)	(440)	-	(132)	(601)	-	-	(148)	-
Net policy repayments (loans) (note 5)	47,153	(6,471)	(8,553)	(24,829)	(40,000)	(36,812)	(5,404)	3,892
Deductions for surrender charges (note 2)	(26,530)	(56,769)	(12,184)	(46,242)	(15,261)	(24,341)	(1,128)	(1,268)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(189,213)	(214,125)	(349,595)	(258,503)	(439,129)	(490,993)	(22,413)	(26,948)
Asset charges (note 3)	(6,589)	(7,310)	(15,775)	(11,715)	(19,227)	(21,381)	(1,197)	(1,639)
Adjustments to maintain reserves	-	11	(12)	171	(78)	10	(56)	68

Net equity transactions	(374,388)	(248,159)	380,461	1,941,897	(1,220,341)	(184,322)	(49,180)	(26,642)

Net change in contract owners’ equity	(567,130)	13,216	(92,386)	3,042,837	(1,769,533)	532,393	(107,433)	33,957
Contract owners’ equity beginning of period	1,980,989	1,967,773	6,358,398	3,315,561	5,565,449	5,033,056	486,749	452,792

Contract owners’ equity end of period	$1,413,859	1,980,989	6,266,012	6,358,398	3,795,916	5,565,449	379,316	486,749

CHANGES IN UNITS:
Beginning units	100,802	114,685	290,871	193,743	252,510	260,205	19,673	20,833
Units purchased	14,475	17,487	51,430	135,890	55,313	95,923	1,450	2,173
Units redeemed	(33,907)	(31,370)	(34,576)	(38,762)	(109,601)	(103,618)	(3,470)	(3,333)

Ending units	81,370	100,802	307,725	290,871	198,222	252,510	17,653	19,673

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCGF		SCVF		SCF		MSBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	19,451	12,483	295	-	50,110	74,499
Realized gain (loss) on investments	(233,733)	(85,805)	(8,375)	143,339	11,826	34,993	(4,755)	1,886
Change in unrealized gain (loss) on investments	(881,956)	595,434	(954,372)	(24,324)	(901,837)	93,968	(86,623)	8,204
Reinvested capital gains	564,908	27,808	471,290	107,880	594,315	152,175	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(550,781)	537,437	(472,006)	239,378	(295,401)	281,136	(41,268)	84,589

Equity transactions:
Purchase payments received from contract owners (note 6)	753,736	537,253	594,814	701,861	170,580	256,115	171,931	231,228
Transfers between funds	(1,553,105)	1,838,079	(59,770)	(1,389,956)	10,446	39,303	71,791	297,654
Surrenders (note 6)	(45,102)	(86,791)	(24,437)	(156,805)	(41,371)	(71,124)	(30,435)	(48,141)
Death Benefits (note 4)	-	-	-	(309)	(5,780)	(21,753)	(393)	-
Net policy repayments (loans) (note 5)	(39,830)	(34,672)	(54,156)	(17,776)	(7,857)	(6,589)	3,469	8,846
Deductions for surrender charges (note 2)	(8,985)	(8,969)	(7,208)	(25,487)	(9,646)	(11,644)	(496)	(3,798)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(279,422)	(167,248)	(222,653)	(258,700)	(111,203)	(111,721)	(79,550)	(72,606)
Asset charges (note 3)	(11,117)	(6,505)	(7,291)	(8,038)	(6,801)	(6,951)	(5,338)	(4,325)
Adjustments to maintain reserves	17	18	(24)	(8)	(8)	(56)	211	(203)

Net equity transactions	(1,183,808)	2,071,165	219,275	(1,155,218)	(1,640)	65,580	131,190	408,655

Net change in contract owners’ equity	(1,734,589)	2,608,602	(252,731)	(915,840)	(297,041)	346,716	89,922	493,244
Contract owners’ equity beginning of period	4,016,173	1,407,571	2,581,040	3,496,880	2,393,852	2,047,136	1,680,346	1,187,102

Contract owners’ equity end of period	$2,281,584	4,016,173	2,328,309	2,581,040	2,096,811	2,393,852	1,770,268	1,680,346

CHANGES IN UNITS:
Beginning units	161,709	70,801	91,066	134,561	82,002	79,583	96,435	72,441
Units purchased	44,312	111,866	23,153	35,200	6,910	13,841	17,638	31,987
Units redeemed	(106,232)	(20,958)	(15,301)	(78,695)	(6,699)	(11,422)	(10,038)	(7,993)

Ending units	99,789	161,709	98,918	91,066	82,213	82,002	104,035	96,435

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$38,704	7,964	1,325	1,019	95,434	51,077	327,841	292,543
Realized gain (loss) on investments	(526)	341	(58)	(9)	(372,894)	68,359	137,580	158,387
Change in unrealized gain (loss) on investments	(21,356)	(1,910)	(769)	(47)	(1,084,217)	2,082,878	(3,692,458)	914,058
Reinvested capital gains	-	-	-	-	1,096,430	251,208	1,584,176	1,135,946

Net increase (decrease) in contract owners’ equity resulting from operations	16,822	6,395	498	963	(265,247)	2,453,522	(1,642,861)	2,500,934

Equity transactions:
Purchase payments received from contract owners (note 6)	195,757	155,563	901	1,066	1,387,909	1,095,258	4,584,611	4,074,363
Transfers between funds	1,127,210	11,750	(741)	674	(143,477)	(100,536)	(411,840)	751,105
Surrenders (note 6)	(30,751)	(36,776)	-	(1,320)	(570,201)	(361,957)	(425,269)	(96,645)
Death Benefits (note 4)	-	-	-	-	(50,429)	(78,672)	(6,345)	(600)
Net policy repayments (loans) (note 5)	10,973	(2,927)	(888)	(18)	(84,849)	(120,253)	(132,843)	(121,331)
Deductions for surrender charges (note 2)	(5,372)	(12,330)	-	(237)	(12,711)	(37,218)	(79,093)	(17,076)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(53,700)	(27,930)	(1,505)	(1,787)	(507,445)	(428,419)	(1,389,886)	(1,089,995)
Asset charges (note 3)	(4,399)	(920)	(121)	(155)	(32,705)	(27,321)	(88,598)	(68,783)
Adjustments to maintain reserves	(2)	(3)	(8)	1	(55)	2,515	148	72

Net equity transactions	1,239,716	86,427	(2,362)	(1,776)	(13,963)	(56,603)	2,050,885	3,431,110

Net change in contract owners’ equity	1,256,538	92,822	(1,864)	(813)	(279,210)	2,396,919	408,024	5,932,044
Contract owners’ equity beginning of period	418,292	325,470	61,871	62,684	11,335,816	8,938,897	17,983,506	12,051,462

Contract owners’ equity end of period	$1,674,830	418,292	60,007	61,871	11,056,606	11,335,816	18,391,530	17,983,506

CHANGES IN UNITS:
Beginning units	38,810	30,787	5,182	5,333	333,398	334,704	993,697	790,126
Units purchased	122,928	16,174	75	153	76,796	47,695	284,996	318,735
Units redeemed	(7,853)	(8,151)	(272)	(304)	(80,817)	(49,001)	(166,158)	(115,164)

Ending units	153,885	38,810	4,985	5,182	329,377	333,398	1,112,535	993,697

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$155,635	125,717	162,333	125,841	76,429	57,807	405,501	355,416
Realized gain (loss) on investments	7,085	40,660	41,033	50,508	(84,198)	(8,496)	46,033	124,646
Change in unrealized gain (loss) on investments	(800,853)	316,018	(1,222,398)	450,897	(111,402)	40,801	(3,166,774)	614,577
Reinvested capital gains	300,393	144,576	473,392	234,901	60,476	54,496	1,620,122	1,074,373

Net increase (decrease) in contract owners’ equity resulting from operations	(337,740)	626,971	(545,640)	862,147	(58,695)	144,608	(1,095,118)	2,169,012

Equity transactions:
Purchase payments received from contract owners (note 6)	1,424,364	1,527,571	1,529,331	1,535,931	545,528	578,376	2,459,315	2,642,333
Transfers between funds	124,341	(18,289)	574,041	255,998	757,068	47,895	254,355	(78,874)
Surrenders (note 6)	(60,153)	(58,133)	(96,697)	(289,787)	(376,656)	(10,343)	(418,084)	(313,738)
Death Benefits (note 4)	-	(1,003)	(48,630)	(1,030)	-	-	(53,727)	(157,670)
Net policy repayments (loans) (note 5)	(16,753)	(142,111)	(58,987)	(23,473)	40,973	(12,620)	(176,875)	(160,827)
Deductions for surrender charges (note 2)	(10,545)	(13,611)	(23,046)	(46,846)	(12,522)	(6,302)	(25,290)	(81,642)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(574,531)	(548,541)	(536,789)	(485,582)	(268,309)	(251,972)	(1,064,396)	(1,033,067)
Asset charges (note 3)	(37,708)	(31,956)	(33,419)	(26,319)	(20,099)	(14,081)	(99,777)	(90,130)
Adjustments to maintain reserves	(918)	2,075	58	(477)	(1)	(168)	36	(510)

Net equity transactions	848,097	716,002	1,305,862	918,415	665,982	330,785	875,557	725,875

Net change in contract owners’ equity	510,357	1,342,973	760,222	1,780,562	607,287	475,393	(219,561)	2,894,887
Contract owners’ equity beginning of period	6,506,186	5,163,213	7,162,255	5,381,693	2,759,893	2,284,500	18,864,904	15,970,017

Contract owners’ equity end of period	$7,016,543	6,506,186	7,922,477	7,162,255	3,367,180	2,759,893	18,645,343	18,864,904

CHANGES IN UNITS:
Beginning units	447,671	395,296	441,936	381,863	222,635	195,147	1,222,504	1,171,083
Units purchased	107,908	122,926	133,490	119,345	115,450	54,525	189,586	192,611
Units redeemed	(49,353)	(70,551)	(53,369)	(59,272)	(61,976)	(27,037)	(133,129)	(141,190)

Ending units	506,226	447,671	522,057	441,936	276,109	222,635	1,278,961	1,222,504

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDMAP		NVDMCP		NVTIV3		EIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,128,365	932,273	36,238	31,378	18,249	20,241	44,696	69,702
Realized gain (loss) on investments	210,923	510,711	(7,676)	(27,261)	10,750	4,329	221,169	112,011
Change in unrealized gain (loss) on investments	(11,666,139)	2,619,504	(176,715)	73,265	(197,405)	171,615	(681,853)	178,174
Reinvested capital gains	5,671,429	3,107,966	89,839	62,035	10,744	-	242,199	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,655,422)	7,170,454	(58,314)	139,417	(157,662)	196,185	(173,789)	359,887

Equity transactions:
Purchase payments received from contract owners (note 6)	12,115,487	10,718,521	352,777	578,145	104,530	119,893	319,448	278,627
Transfers between funds	559,913	805,097	12,324	(444,964)	(4,289)	(34,108)	(318,442)	190,199
Surrenders (note 6)	(1,105,254)	(560,188)	(56,890)	(13,001)	(144,884)	(20,511)	(82,198)	(39,617)
Death Benefits (note 4)	(30,600)	(130,148)	(45,002)	(6,971)	(275)	-	(801)	-
Net policy repayments (loans) (note 5)	(437,977)	46,906	(13,994)	(27,466)	(16,265)	3,561	(3,104)	(912)
Deductions for surrender charges (note 2)	(252,331)	(150,270)	(9,795)	(4,437)	(5,929)	(1,275)	(2,433)	(6,813)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,586,196)	(3,297,976)	(154,170)	(164,214)	(57,341)	(63,031)	(107,606)	(98,777)
Asset charges (note 3)	(218,300)	(174,344)	(9,748)	(8,528)	(2,774)	(3,271)	(5,982)	(5,565)
Adjustments to maintain reserves	(757)	1,946	7	11	7	3	(34)	38

Net equity transactions	7,043,985	7,259,544	75,509	(91,425)	(127,220)	1,261	(201,152)	317,180

Net change in contract owners’ equity	2,388,563	14,429,998	17,195	47,992	(284,882)	197,446	(374,941)	677,067
Contract owners’ equity beginning of period	54,034,626	39,604,628	1,586,017	1,538,025	1,070,061	872,615	2,650,441	1,973,374

Contract owners’ equity end of period	$56,423,189	54,034,626	1,603,212	1,586,017	785,179	1,070,061	2,275,500	2,650,441

CHANGES IN UNITS:
Beginning units	3,183,912	2,726,362	114,655	121,562	56,049	56,090	105,078	92,314
Units purchased	797,055	809,824	28,558	46,338	6,520	8,116	14,244	27,779
Units redeemed	(382,500)	(352,274)	(23,014)	(53,245)	(13,789)	(8,157)	(22,051)	(15,015)

Ending units	3,598,467	3,183,912	120,199	114,655	48,780	56,049	97,271	105,078

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$258,476	298,141	2,872	3,628	20,098	14,782	104,277	66,352
Realized gain (loss) on investments	(970,106)	(303,444)	14,019	5,646	10,471	3,973	(316,359)	(17,232)
Change in unrealized gain (loss) on investments	221,141	592,488	(42,108)	30,280	(170,333)	83,420	(2,021,159)	603,443
Reinvested capital gains	-	207,179	6,376	2,606	45,242	16,519	1,101,202	273,001

Net increase (decrease) in contract owners’ equity resulting from operations	(490,489)	794,364	(18,841)	42,160	(94,522)	118,694	(1,132,039)	925,564

Equity transactions:
Purchase payments received from contract owners (note 6)	2,305,238	2,761,638	47,641	26,884	249,364	176,210	2,136,311	1,598,348
Transfers between funds	(1,477,875)	(67,744)	(70,470)	17,037	32,443	78,298	(1,154,926)	476,666
Surrenders (note 6)	(228,365)	(197,885)	(2)	(100,676)	-	(32,284)	(612,490)	(31,824)
Death Benefits (note 4)	(27,212)	(1,615)	-	-	-	-	(60,166)	-
Net policy repayments (loans) (note 5)	(163,048)	(70,489)	(3,205)	(2,515)	(168)	(162)	(118,848)	(27,580)
Deductions for surrender charges (note 2)	(28,482)	(65,336)	(375)	(2,351)	(446)	(6,320)	(11,759)	(22,857)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(783,393)	(840,758)	(18,751)	(20,055)	(139,869)	(109,249)	(480,533)	(416,307)
Asset charges (note 3)	(14,949)	(18,990)	(429)	(335)	(6,364)	(4,460)	(17,473)	(13,657)
Adjustments to maintain reserves	(1,646)	(282)	8	(6)	(10)	5	(71)	(242)

Net equity transactions	(419,732)	1,498,539	(45,583)	(82,017)	134,950	102,038	(319,955)	1,562,547

Net change in contract owners’ equity	(910,221)	2,292,903	(64,424)	(39,857)	40,428	220,732	(1,451,994)	2,488,111
Contract owners’ equity beginning of period	13,771,204	11,478,301	204,587	244,444	1,062,161	841,429	8,075,992	5,587,881

Contract owners’ equity end of period	$12,860,983	13,771,204	140,163	204,587	1,102,589	1,062,161	6,623,998	8,075,992

CHANGES IN UNITS:
Beginning units	808,062	717,274	13,557	19,110	75,731	68,392	464,059	366,620
Units purchased	149,777	209,850	4,391	3,270	23,236	19,815	145,884	133,222
Units redeemed	(172,383)	(119,062)	(7,621)	(8,823)	(13,772)	(12,476)	(180,622)	(35,783)

Ending units	785,456	808,062	10,327	13,557	85,195	75,731	429,321	464,059

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVEX1		AMTB		AMMCGS		AMSRS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$779,697	588,485	9,020	8,671	-	-	645	673
Realized gain (loss) on investments	559,307	151,566	(2,851)	(836)	232	36	7,650	12,315
Change in unrealized gain (loss) on investments	(4,847,433)	4,093,091	(477)	(2,456)	(5,037)	5,266	(22,219)	5,113
Reinvested capital gains	1,304,694	738,504	-	-	2,643	595	7,216	4,841

Net increase (decrease) in contract owners’ equity resulting from operations	(2,203,735)	5,571,646	5,692	5,379	(2,162)	5,897	(6,708)	22,942

Equity transactions:
Purchase payments received from contract owners (note 6)	9,127,848	6,497,686	42,447	73,540	3,000	3,362	6,544	6,377
Transfers between funds	2,974,850	4,359,461	3,666	9,373	-	-	(2,372)	(1,047)
Surrenders (note 6)	(1,561,594)	(237,466)	(54,030)	(4,444)	(523)	-	(8,426)	-
Death Benefits (note 4)	(102,997)	(24,791)	-	-	-	-	-	(15,435)
Net policy repayments (loans) (note 5)	(149,571)	(174,683)	3	(28,170)	76	75	6,756	1,188
Deductions for surrender charges (note 2)	(100,883)	(62,029)	(1,470)	(113)	(75)	-	(208)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,894,497)	(1,460,007)	(30,239)	(31,041)	(1,406)	(1,320)	(13,995)	(12,026)
Asset charges (note 3)	(103,998)	(73,134)	(1,502)	(1,737)	(73)	(63)	(332)	(406)
Adjustments to maintain reserves	252	(247)	5	7	(3)	(5)	(9)	10

Net equity transactions	8,189,410	8,824,790	(41,120)	17,415	996	2,049	(12,042)	(21,339)

Net change in contract owners’ equity	5,985,675	14,396,436	(35,428)	22,794	(1,166)	7,946	(18,750)	1,603
Contract owners’ equity beginning of period	36,241,814	21,845,378	602,666	579,872	30,914	22,968	135,299	133,696

Contract owners’ equity end of period	$42,227,489	36,241,814	567,238	602,666	29,748	30,914	116,549	135,299

CHANGES IN UNITS:
Beginning units	1,967,555	1,441,302	48,450	47,033	2,482	2,297	4,834	5,657
Units purchased	660,794	689,579	4,347	6,900	240	316	286	329
Units redeemed	(224,844)	(163,326)	(7,656)	(5,483)	(166)	(131)	(703)	(1,152)

Ending units	2,403,505	1,967,555	45,141	48,450	2,556	2,482	4,417	4,834

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVGS		OVIG		OVGI		OVSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$42,538	32,181	23,760	19,725	33,582	34,109	7,682	19,126
Realized gain (loss) on investments	54,080	12,153	52,361	29,189	21,209	(23,877)	(10,320)	(935)
Change in unrealized gain (loss) on investments	(973,991)	1,111,144	(751,079)	246,237	(527,252)	354,002	(561,480)	157,905
Reinvested capital gains	300,742	-	53,768	-	252,591	45,763	316,438	117,407

Net increase (decrease) in contract owners’ equity resulting from operations	(576,631)	1,155,478	(621,190)	295,151	(219,870)	409,997	(247,680)	293,503

Equity transactions:
Purchase payments received from contract owners (note 6)	466,871	315,212	435,152	275,574	428,691	455,959	301,062	221,699
Transfers between funds	8,422	(375,607)	1,464,764	375,133	(46,134)	32,411	(112,748)	49,167
Surrenders (note 6)	(91,448)	(47,760)	(1,418)	(40,477)	(256,253)	(153,981)	(55,129)	(40,045)
Death Benefits (note 4)	(29,937)	(401)	-	-	(223)	-	-	(19)
Net policy repayments (loans) (note 5)	(9,334)	(42,374)	(17,675)	(14,527)	(11,252)	(12,390)	964	(14,303)
Deductions for surrender charges (note 2)	(6,179)	(3,044)	(2,856)	-	(17,044)	(16,586)	(236)	(2,300)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(177,836)	(143,044)	(99,944)	(57,404)	(166,873)	(168,670)	(99,089)	(89,406)
Asset charges (note 3)	(12,865)	(10,650)	(9,707)	(5,013)	(5,478)	(6,204)	(4,967)	(5,162)
Adjustments to maintain reserves	(69)	(1)	-	3	2	36	(173)	(16)

Net equity transactions	147,625	(307,669)	1,768,316	533,289	(74,564)	130,575	29,684	119,615

Net change in contract owners’ equity	(429,006)	847,809	1,147,126	828,440	(294,434)	540,572	(217,996)	413,118
Contract owners’ equity beginning of period	4,164,551	3,316,742	1,772,913	944,473	2,757,541	2,216,969	2,445,884	2,032,766

Contract owners’ equity end of period	$3,735,545	4,164,551	2,920,039	1,772,913	2,463,107	2,757,541	2,227,888	2,445,884

CHANGES IN UNITS:
Beginning units	194,558	211,761	152,357	102,503	101,460	95,363	77,458	73,488
Units purchased	34,262	24,435	201,057	77,989	24,058	32,604	11,409	12,870
Units redeemed	(27,813)	(41,638)	(42,014)	(28,135)	(27,133)	(26,507)	(10,191)	(8,900)

Ending units	201,007	194,558	311,400	152,357	98,385	101,460	78,676	77,458

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSB		PMVAAA		PMVRSA		PMVFBA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$26,605	11,067	21,685	29,815	62,526	239,791	72,201	12,853
Realized gain (loss) on investments	(3,482)	(2,692)	1,505	(4,349)	(82,671)	(33,794)	(8,596)	(16,175)
Change in unrealized gain (loss) on investments	(48,491)	20,518	(61,483)	55,313	(442,790)	(118,391)	(149,344)	81,770
Reinvested capital gains	-	-	-	-	-	-	20,246	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,368)	28,893	(38,293)	80,779	(462,935)	87,606	(65,493)	78,448

Equity transactions:
Purchase payments received from contract owners (note 6)	22,351	12,089	94,728	115,819	799,466	780,660	251,730	71,011
Transfers between funds	78,020	37,868	131,505	(89,846)	62,207	380,904	517,379	39,407
Surrenders (note 6)	(32,572)	(16,373)	(204,873)	(3,344)	(27,099)	(24,699)	(73,001)	(4,095)
Death Benefits (note 4)	-	-	-	-	(11,572)	-	(68)	-
Net policy repayments (loans) (note 5)	805	(273)	(6,410)	(8,726)	(20,130)	(23,614)	(2,536)	(19,998)
Deductions for surrender charges (note 2)	(287)	(1,069)	(7,400)	(504)	(6,463)	(19,121)	(1,364)	(1,272)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(10,619)	(9,789)	(42,954)	(40,201)	(190,396)	(174,101)	(51,740)	(32,587)
Asset charges (note 3)	(658)	(894)	(1,170)	(1,046)	(899)	(756)	(3,663)	(1,341)
Adjustments to maintain reserves	6	(5)	9	-	17	(309)	(54)	66

Net equity transactions	57,046	21,554	(36,565)	(27,848)	605,131	918,964	636,683	51,191

Net change in contract owners’ equity	31,678	50,447	(74,858)	52,931	142,196	1,006,570	571,190	129,639
Contract owners’ equity beginning of period	498,956	448,509	659,392	606,461	2,746,634	1,740,064	870,114	740,475

Contract owners’ equity end of period	$530,634	498,956	584,534	659,392	2,888,830	2,746,634	1,441,304	870,114

CHANGES IN UNITS:
Beginning units	43,130	41,201	52,311	54,627	422,955	273,721	63,546	59,943
Units purchased	9,652	4,536	20,462	11,203	145,602	195,021	63,698	20,076
Units redeemed	(4,804)	(2,607)	(23,750)	(13,519)	(50,494)	(45,787)	(17,625)	(16,473)

Ending units	47,978	43,130	49,023	52,311	518,063	422,955	109,619	63,546

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVLDA		PMVTRA		GVGMNS		GVMSAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$91,417	53,583	191,030	134,072	805	268	707	-
Realized gain (loss) on investments	(18,257)	(10,843)	(138,668)	(6,949)	143	130	(14)	-
Change in unrealized gain (loss) on investments	(54,023)	10,350	(188,088)	179,838	(8,779)	7,388	(1,448)	-
Reinvested capital gains	-	-	86,256	-	1,831	2,280	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,137	53,090	(49,470)	306,961	(6,000)	10,066	(755)	-

Equity transactions:
Purchase payments received from contract owners (note 6)	455,659	582,988	1,067,492	1,262,126	15,838	18,181	28,218	-
Transfers between funds	681,513	(65,004)	42,310	765,827	21,846	(155)	(274)	-
Surrenders (note 6)	(123,711)	(73,820)	(1,183,919)	(90,545)	(10,608)	(138)	-	-
Death Benefits (note 4)	-	(272)	(544)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(26,021)	36,873	(2,616)	(13,129)	783	(8)	-	-
Deductions for surrender charges (note 2)	(8,084)	(13,424)	(30,616)	(24,915)	(492)	(244)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(181,858)	(183,270)	(457,190)	(407,964)	(8,730)	(8,352)	(1,085)	-
Asset charges (note 3)	(8,053)	(7,283)	(21,088)	(15,359)	(129)	(101)	-	-
Adjustments to maintain reserves	(2,859)	64	(219)	291	1	9	(1)	-

Net equity transactions	786,586	276,852	(586,390)	1,476,332	18,509	9,192	26,858	-

Net change in contract owners’ equity	805,723	329,942	(635,860)	1,783,293	12,509	19,258	26,103	-
Contract owners’ equity beginning of period	4,146,637	3,816,695	7,689,732	5,906,439	92,147	72,889	-	-

Contract owners’ equity end of period	$4,952,360	4,146,637	7,053,872	7,689,732	104,656	92,147	26,103	-

CHANGES IN UNITS:
Beginning units	320,821	299,290	627,442	505,653	6,810	6,093	-	-
Units purchased	105,306	60,636	157,582	185,669	2,962	1,451	2,892	-
Units redeemed	(44,256)	(39,105)	(206,365)	(63,880)	(1,687)	(734)	(141)	-

Ending units	381,871	320,821	578,659	627,442	8,085	6,810	2,751	-

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVIVIA		PVEIIA		RVARS		TRHSP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$62	-	29	-	-	-	-	-
Realized gain (loss) on investments	(194)	-	(1)	2	2,029	3,942	192,295	379,191
Change in unrealized gain (loss) on investments	(4,706)	59	(19,710)	23	(38,099)	18,829	(1,181,558)	1,859,990
Reinvested capital gains	-	-	144	-	-	-	936,842	563,743

Net increase (decrease) in contract owners’ equity resulting from operations	(4,838)	59	(19,538)	25	(36,070)	22,771	(52,421)	2,802,924

Equity transactions:
Purchase payments received from contract owners (note 6)	36,824	2,767	248,138	784	96,087	104,357	3,127,368	2,374,199
Transfers between funds	(194)	-	3	(1)	3,754	177,579	1,038,341	(188,015)
Surrenders (note 6)	-	-	-	-	(9,467)	(18,776)	(106,359)	(326,096)
Death Benefits (note 4)	-	-	-	-	-	-	(601)	(2,310)
Net policy repayments (loans) (note 5)	-	-	-	-	2,175	(4,174)	(140,815)	(90,681)
Deductions for surrender charges (note 2)	-	-	-	-	(226)	-	(22,833)	(116,585)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,600)	(130)	(13,232)	(132)	(30,166)	(28,155)	(1,151,797)	(969,201)
Asset charges (note 3)	-	-	-	-	(581)	(425)	(70,014)	(54,318)
Adjustments to maintain reserves	-	1	3	(3)	(1)	5	(165)	(2)

Net equity transactions	34,030	2,638	234,912	648	61,575	230,411	2,673,125	626,991

Net change in contract owners’ equity	29,192	2,697	215,374	673	25,505	253,182	2,620,704	3,429,915
Contract owners’ equity beginning of period	2,697	-	673	-	692,546	439,364	13,562,105	10,132,190

Contract owners’ equity end of period	$31,889	2,697	216,047	673	718,051	692,546	16,182,809	13,562,105

CHANGES IN UNITS:
Beginning units	252	-	61	-	63,000	41,437	482,396	459,805
Units purchased	3,639	264	22,483	73	11,734	29,545	148,262	109,582
Units redeemed	(285)	(12)	(1,194)	(12)	(5,922)	(7,982)	(61,358)	(86,991)

Ending units	3,606	252	21,350	61	68,812	63,000	569,300	482,396

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		VWHA		WRPMAV		WRPMMV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	3,164	926	2,214	876
Realized gain (loss) on investments	38,481	71,729	(121,772)	(245,988)	1,696	818	262	(39)
Change in unrealized gain (loss) on investments	(98,549)	190,668	(663,723)	190,353	(24,462)	22,866	(19,003)	18,765
Reinvested capital gains	81,295	67,836	-	-	7,595	5,887	6,801	5,152

Net increase (decrease) in contract owners’ equity resulting from operations	21,227	330,233	(785,495)	(55,635)	(12,007)	30,497	(9,726)	24,754

Equity transactions:
Purchase payments received from contract owners (note 6)	11,791	117,893	471,685	521,972	55,650	63,873	46,324	46,619
Transfers between funds	(175,000)	319,199	(58,002)	(312,860)	(30)	5,680	1	366
Surrenders (note 6)	(105,977)	(193,675)	(28,975)	(46,311)	-	-	-	-
Death Benefits (note 4)	-	-	(3,046)	(714)	-	-	-	-
Net policy repayments (loans) (note 5)	(6,281)	(481)	(48,441)	(34,371)	-	-	-	-
Deductions for surrender charges (note 2)	(137)	(20,319)	(6,111)	(6,097)	-	-	-	(3,752)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(37,030)	(41,464)	(156,605)	(191,282)	(42,062)	(39,869)	(20,792)	(21,123)
Asset charges (note 3)	(2,610)	(3,178)	(8,261)	(10,645)	(1,282)	(987)	(797)	(652)
Adjustments to maintain reserves	5	17	51	(10)	2	5	(2)	3

Net equity transactions	(315,239)	177,992	162,295	(80,318)	12,278	28,702	24,734	21,461

Net change in contract owners’ equity	(294,012)	508,225	(623,200)	(135,953)	271	59,199	15,008	46,215
Contract owners’ equity beginning of period	1,636,163	1,127,938	2,626,353	2,762,306	242,401	183,202	217,326	171,111

Contract owners’ equity end of period	$1,342,151	1,636,163	2,003,153	2,626,353	242,672	242,401	232,334	217,326

CHANGES IN UNITS:
Beginning units	42,132	36,976	318,061	328,844	19,898	17,399	18,201	16,308
Units purchased	1,778	12,544	116,795	91,615	4,519	6,077	3,851	4,144
Units redeemed	(9,643)	(7,388)	(96,628)	(102,398)	(3,503)	(3,578)	(1,783)	(2,251)

Ending units	34,267	42,132	338,228	318,061	20,914	19,898	20,269	18,201

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRASP		WRBP		WRBDP		WRCEP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$189,120	167,781	8,536	7,838	16,599	12,494	5,128	4,024
Realized gain (loss) on investments	(581,607)	(201,853)	(13,748)	(25,820)	(13,002)	(3,993)	1,043	1,019
Change in unrealized gain (loss) on investments	(539,425)	1,813,140	(19,237)	56,357	(20,208)	17,108	(131,723)	133,114
Reinvested capital gains	411,630	-	8,408	13,865	1,118	5,508	85,261	36,389

Net increase (decrease) in contract owners’ equity resulting from operations	(520,282)	1,779,068	(16,041)	52,240	(15,493)	31,117	(40,291)	174,546

Equity transactions:
Purchase payments received from contract owners (note 6)	1,208,933	1,364,000	59,275	67,278	77,579	85,070	126,219	139,943
Transfers between funds	(841,602)	(972,624)	6,913	4,990	49,196	41,326	(105,200)	37,039
Surrenders (note 6)	(893,231)	(219,488)	(12,088)	(2,521)	(98,103)	(4,464)	(22,537)	(8,561)
Death Benefits (note 4)	(46,458)	(9,644)	-	-	-	-	-	(6,032)
Net policy repayments (loans) (note 5)	(284)	(101,158)	2,894	(3,616)	17,705	(35,770)	6,439	(9,290)
Deductions for surrender charges (note 2)	(83,904)	(39,555)	(4,040)	(2,036)	(8,118)	(1,931)	(2,655)	(4,273)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(625,273)	(707,922)	(41,621)	(48,951)	(51,844)	(56,095)	(63,490)	(65,062)
Asset charges (note 3)	(26,447)	(27,833)	(1,042)	(972)	(757)	(686)	(833)	(738)
Adjustments to maintain reserves	129	(49)	3	(1)	6	(5)	(42)	(5)

Net equity transactions	(1,308,137)	(714,273)	10,294	14,171	(14,336)	27,445	(62,099)	83,021

Net change in contract owners’ equity	(1,828,419)	1,064,795	(5,747)	66,411	(29,829)	58,562	(102,390)	257,567
Contract owners’ equity beginning of period	11,123,674	10,058,879	505,051	438,640	811,608	753,046	1,052,761	795,194

Contract owners’ equity end of period	$9,295,255	11,123,674	499,304	505,051	781,779	811,608	950,371	1,052,761

CHANGES IN UNITS:
Beginning units	775,408	829,304	26,009	25,157	55,687	53,743	43,740	39,895
Units purchased	90,059	115,995	4,528	5,328	10,055	9,273	5,368	8,536
Units redeemed	(180,248)	(169,891)	(3,963)	(4,476)	(11,061)	(7,329)	(7,757)	(4,691)

Ending units	685,219	775,408	26,574	26,009	54,681	55,687	41,351	43,740

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRDIV		WRENG		WRGBP		WRGNR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$11,537	8,731	-	2,695	2,643	2,036	1,889	808
Realized gain (loss) on investments	12,490	9,800	(964)	(120)	(892)	(152)	(13,853)	(30,725)
Change in unrealized gain (loss) on investments	(161,847)	60,935	(114,549)	(43,242)	(1,845)	1,241	(137,477)	52,613
Reinvested capital gains	54,216	22,547	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(83,604)	102,013	(115,513)	(40,667)	(94)	3,125	(149,441)	22,696

Equity transactions:
Purchase payments received from contract owners (note 6)	71,565	71,293	35,769	43,452	16,025	15,737	69,497	84,217
Transfers between funds	(13,203)	(8,045)	(1,080)	18,545	1,725	1,642	(3,688)	5,040
Surrenders (note 6)	(61,490)	(11,225)	(25,578)	(3,533)	(4,473)	-	(33,795)	(6,957)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	15,114	(3,766)	79	708	-	-	2,431	(5,932)
Deductions for surrender charges (note 2)	(2,911)	(3,557)	(1,666)	(1,491)	(827)	(364)	(570)	(1,634)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(38,322)	(42,561)	(21,313)	(22,362)	(3,542)	(3,637)	(38,085)	(40,168)
Asset charges (note 3)	(438)	(402)	(216)	(169)	(114)	(103)	(751)	(648)
Adjustments to maintain reserves	8	(3)	4	(2)	(1)	(6)	7	(2)

Net equity transactions	(29,677)	1,734	(14,001)	35,148	8,793	13,269	(4,954)	33,916

Net change in contract owners’ equity	(113,281)	103,747	(129,514)	(5,519)	8,699	16,394	(154,395)	56,612
Contract owners’ equity beginning of period	751,394	647,647	361,003	366,522	87,318	70,924	664,713	608,101

Contract owners’ equity end of period	$638,113	751,394	231,489	361,003	96,017	87,318	510,318	664,713

CHANGES IN UNITS:
Beginning units	40,229	40,070	39,794	35,294	7,453	6,312	105,081	98,985
Units purchased	5,040	4,398	6,138	9,610	1,580	1,620	14,170	20,301
Units redeemed	(6,588)	(4,239)	(7,189)	(5,110)	(823)	(479)	(14,165)	(14,205)

Ending units	38,681	40,229	38,743	39,794	8,210	7,453	105,086	105,081

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRGP		WRHIP		WRIP		WRI2P
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$342	2,262	242,282	200,848	3,055	283	9,661	7,021
Realized gain (loss) on investments	10,096	1,141	(84,711)	(33,385)	18,700	4,242	7,534	4,941
Change in unrealized gain (loss) on investments	(101,955)	148,584	(234,311)	61,640	(95,412)	104,372	(171,390)	92,041
Reinvested capital gains	116,828	80,539	-	-	39,159	15,102	16,893	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,311	232,526	(76,740)	229,103	(34,498)	123,999	(137,302)	104,003

Equity transactions:
Purchase payments received from contract owners (note 6)	104,822	108,032	427,077	574,096	77,612	81,087	61,433	57,100
Transfers between funds	64,129	14,333	(2,396)	(57,226)	(24,604)	(5,798)	181,412	37,057
Surrenders (note 6)	(109,056)	(14,971)	(178,930)	(62,567)	(59,225)	(9,073)	(49,492)	(4,323)
Death Benefits (note 4)	-	(3,197)	-	(6,083)	-	(3,154)	-	-
Net policy repayments (loans) (note 5)	5,331	(8,702)	(17,308)	(57,307)	15,196	(4,247)	13,376	(10,023)
Deductions for surrender charges (note 2)	(18,886)	(8,977)	(15,539)	(20,954)	(2,413)	(3,039)	(5,569)	(2,273)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(63,322)	(63,537)	(204,064)	(216,100)	(40,569)	(42,674)	(31,688)	(31,429)
Asset charges (note 3)	(701)	(615)	(10,614)	(10,012)	(922)	(809)	(669)	(613)
Adjustments to maintain reserves	(84)	2	(6)	15	-	(12)	5	(8)

Net equity transactions	(17,767)	22,368	(1,780)	143,862	(34,925)	12,281	168,808	45,488

Net change in contract owners’ equity	7,544	254,894	(78,520)	372,965	(69,423)	136,280	31,506	149,491
Contract owners’ equity beginning of period	1,020,823	765,929	3,701,581	3,328,616	631,817	495,537	589,218	439,727

Contract owners’ equity end of period	$1,028,367	1,020,823	3,623,061	3,701,581	562,394	631,817	620,724	589,218

CHANGES IN UNITS:
Beginning units	40,853	39,645	168,597	161,734	38,940	38,030	35,485	32,614
Units purchased	6,642	6,711	32,940	33,768	4,756	6,030	15,234	7,194
Units redeemed	(7,259)	(5,503)	(32,951)	(26,905)	(6,716)	(5,120)	(5,235)	(4,323)

Ending units	40,236	40,853	168,586	168,597	36,980	38,940	45,484	35,485

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRLTBP		WRMIC		WRMCG		WRMMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$741	542	-	-	-	-	2,841	1,289
Realized gain (loss) on investments	(118)	(7)	41,801	(8,989)	87,397	6,670	-	-
Change in unrealized gain (loss) on investments	(223)	(74)	7,377	34,718	(162,672)	416,532	-	-
Reinvested capital gains	-	-	15,958	988	90,166	60,249	2	13

Net increase (decrease) in contract owners’ equity resulting from operations	400	461	65,136	26,717	14,891	483,451	2,843	1,302

Equity transactions:
Purchase payments received from contract owners (note 6)	16,406	6,291	33,247	45,032	170,016	171,007	19,493	90,810
Transfers between funds	(159)	1,488	(388,353)	12,289	(373,234)	7,656	5,385	(18,553)
Surrenders (note 6)	(1,280)	(3)	(18,089)	(2,934)	(154,886)	(99,890)	(23,671)	(1,792)
Death Benefits (note 4)	-	-	-	-	(31,452)	-	-	-
Net policy repayments (loans) (note 5)	(5)	(10)	(560)	(9,919)	5,157	(23,220)	7,554	(1,541)
Deductions for surrender charges (note 2)	(78)	-	(1,940)	(3,168)	(10,509)	(11,844)	(2,266)	(604)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,641)	(2,591)	(20,093)	(23,773)	(82,437)	(88,290)	(48,421)	(56,852)
Asset charges (note 3)	-	-	(314)	(290)	(2,941)	(1,877)	(60)	(91)
Adjustments to maintain reserves	(4)	4	13	(8)	5	1	7	534

Net equity transactions	12,239	5,179	(396,089)	17,229	(480,281)	(46,457)	(41,979)	11,911

Net change in contract owners’ equity	12,639	5,640	(330,953)	43,946	(465,390)	436,994	(39,136)	13,213
Contract owners’ equity beginning of period	37,307	31,667	330,953	287,007	2,244,430	1,807,436	229,563	216,350

Contract owners’ equity end of period	$49,946	37,307	-	330,953	1,779,040	2,244,430	190,427	229,563

CHANGES IN UNITS:
Beginning units	3,374	2,904	15,010	14,166	79,195	80,928	22,369	21,205
Units purchased	1,490	722	1,394	3,164	11,917	9,037	7,470	13,092
Units redeemed	(382)	(252)	(16,404)	(2,320)	(28,302)	(10,770)	(11,562)	(11,928)

Ending units	4,482	3,374	-	15,010	62,810	79,195	18,277	22,369

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPAP		WRPCP		WRPMP		WRPMAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$27,258	12,232	3,737	2,718	58,293	28,722	111,913	45,017
Realized gain (loss) on investments	(6,035)	1,772	(8,056)	(8,103)	15,625	(5,732)	12,244	(3,447)
Change in unrealized gain (loss) on investments	(171,693)	139,034	(11,363)	26,992	(417,918)	295,110	(750,220)	494,224
Reinvested capital gains	80,672	94,547	10,995	15,335	188,277	203,385	309,501	324,716

Net increase (decrease) in contract owners’ equity resulting from operations	(69,798)	247,585	(4,687)	36,942	(155,723)	521,485	(316,562)	860,510

Equity transactions:
Purchase payments received from contract owners (note 6)	187,122	205,657	46,628	33,826	447,551	440,832	931,524	944,969
Transfers between funds	42,799	(783)	5,602	902	(56,099)	1,425	42,326	50,547
Surrenders (note 6)	(37,529)	(111,049)	(115,866)	(59,098)	(113,816)	(77,304)	(255,028)	(1,401)
Death Benefits (note 4)	-	-	-	-	-	-	-	(33,323)
Net policy repayments (loans) (note 5)	(3,010)	(16,062)	69,134	(579)	(5,963)	(4,819)	(22,634)	(43,941)
Deductions for surrender charges (note 2)	(5,146)	(10,702)	(2,283)	(15,139)	(8,306)	(21,038)	(11,403)	(1,810)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(83,224)	(85,971)	(36,910)	(49,536)	(263,860)	(277,213)	(435,376)	(429,379)
Asset charges (note 3)	(1,549)	(1,381)	(1,609)	(1,506)	(12,184)	(10,768)	(19,214)	(16,581)
Adjustments to maintain reserves	15	3	-	1	47	5	1	1

Net equity transactions	99,478	(20,288)	(35,304)	(91,129)	(12,630)	51,120	230,196	469,082

Net change in contract owners’ equity	29,680	227,297	(39,991)	(54,187)	(168,353)	572,605	(86,366)	1,329,592
Contract owners’ equity beginning of period	1,432,191	1,204,894	316,308	370,495	4,116,923	3,544,318	6,325,285	4,995,693

Contract owners’ equity end of period	$1,461,871	1,432,191	276,317	316,308	3,948,570	4,116,923	6,238,919	6,325,285

CHANGES IN UNITS:
Beginning units	70,963	71,542	19,521	25,268	226,959	224,105	330,943	305,075
Units purchased	11,062	11,247	3,304	2,363	24,626	26,537	51,055	57,263
Units redeemed	(6,364)	(11,826)	(5,437)	(8,110)	(25,069)	(23,683)	(39,452)	(31,395)

Ending units	75,661	70,963	17,388	19,521	226,516	226,959	342,546	330,943

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPMCP		WRRESP		WRSTP		WRSCP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$6,010	3,527	3,823	3,310	-	-	2,535	-
Realized gain (loss) on investments	(20,663)	(7,253)	(6,065)	(2,820)	82,641	64,194	(16,161)	(111)
Change in unrealized gain (loss) on investments	(24,689)	35,888	(28,401)	(17,943)	(397,534)	238,663	(270,431)	98,937
Reinvested capital gains	18,816	20,449	16,346	30,936	237,973	141,305	217,670	13,139

Net increase (decrease) in contract owners’ equity resulting from operations	(20,526)	52,611	(14,297)	13,483	(76,920)	444,162	(66,387)	111,965

Equity transactions:
Purchase payments received from contract owners (note 6)	76,322	76,185	25,166	36,393	164,425	190,497	75,507	80,638
Transfers between funds	8,398	5,517	7,621	(6,490)	(53,536)	(91,971)	344,922	363
Surrenders (note 6)	-	(22,897)	(12,472)	(2,153)	(66,442)	(16,647)	(42,739)	(5,821)
Death Benefits (note 4)	-	-	-	-	-	(6,520)	-	-
Net policy repayments (loans) (note 5)	(670)	(21,577)	4,665	(11,825)	4,909	(22,608)	11,074	(3,497)
Deductions for surrender charges (note 2)	(1,489)	(9,109)	(2,634)	(1,601)	(7,532)	(6,597)	(4,400)	(4,872)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(38,153)	(42,195)	(15,823)	(18,123)	(106,447)	(109,899)	(39,037)	(35,434)
Asset charges (note 3)	(2,928)	(2,641)	(280)	(256)	(1,721)	(1,481)	(1,183)	(944)
Adjustments to maintain reserves	(9)	9	14	(15)	(22)	(11)	(14)	1

Net equity transactions	41,471	(16,708)	6,257	(4,070)	(66,366)	(65,237)	344,130	30,434

Net change in contract owners’ equity	20,945	35,903	(8,040)	9,413	(143,286)	378,925	277,743	142,399
Contract owners’ equity beginning of period	446,129	410,226	250,445	241,032	1,747,311	1,368,386	604,822	462,423

Contract owners’ equity end of period	$467,074	446,129	242,405	250,445	1,604,025	1,747,311	882,565	604,822

CHANGES IN UNITS:
Beginning units	25,929	26,886	12,914	13,098	57,612	59,608	27,598	25,978
Units purchased	10,028	5,121	1,820	2,527	5,564	7,603	19,992	4,542
Units redeemed	(8,067)	(6,078)	(1,497)	(2,711)	(7,367)	(9,599)	(5,591)	(2,922)

Ending units	27,890	25,929	13,237	12,914	55,809	57,612	41,999	27,598

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRSCV		WRVP		WFVSCG		ACVV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$344	-	7,865	4,947	-	-	-	-
Realized gain (loss) on investments	(1,849)	5,598	(5,551)	1,855	(5,385)	899	-	-
Change in unrealized gain (loss) on investments	(80,642)	(1,603)	(37,229)	28,324	(191,309)	263,332	-	-
Reinvested capital gains	54,560	35,892	12,643	6,709	193,940	33,005	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,587)	39,887	(22,272)	41,835	(2,754)	297,236	-	-

Equity transactions:
Purchase payments received from contract owners (note 6)	24,899	31,115	37,287	52,688	67,381	92,193	-	(2,535)
Transfers between funds	(570)	(23,415)	2,635	(574)	265,581	333,822	-	-
Surrenders (note 6)	(34,639)	(5,159)	(49,172)	(4,014)	(116,279)	(21,184)	-	-
Death Benefits (note 4)	-	-	-	-	(1,926)	-	-	-
Net policy repayments (loans) (note 5)	6,106	434	6,009	(3,545)	2,852	21,960	-	-
Deductions for surrender charges (note 2)	(2,205)	(1,933)	(6,653)	(882)	(6,122)	(1,114)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,666)	(19,978)	(16,398)	(17,971)	(70,604)	(56,794)	-	2,525
Asset charges (note 3)	(397)	(346)	(121)	(109)	(3,624)	(2,897)	-	10
Adjustments to maintain reserves	(12)	3	1	(12)	6	(11)	-	-

Net equity transactions	(24,484)	(19,279)	(26,412)	25,581	137,265	365,975	-	-

Net change in contract owners’ equity	(52,071)	20,608	(48,684)	67,416	134,511	663,211	-	-
Contract owners’ equity beginning of period	317,010	296,402	386,094	318,678	1,654,734	991,523	-	-

Contract owners’ equity end of period	$264,939	317,010	337,410	386,094	1,789,245	1,654,734	-	-

CHANGES IN UNITS:
Beginning units	11,906	12,660	16,590	15,404	49,488	37,321	-	-
Units purchased	1,189	1,337	3,089	2,620	9,838	17,133	-	-
Units redeemed	(1,979)	(2,091)	(4,050)	(1,434)	(6,507)	(4,966)	-	-

Ending units	11,116	11,906	15,629	16,590	52,819	49,488	-	-

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) TREI2		(Obsolete & Unaudited) FCS		MSVRE		OVGR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 6)	-	(114)	-	-	-	7	-	(891)
Transfers between funds	-	-	-	3	-	4	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	111	-	(3)	-	(10)	-	880
Asset charges (note 3)	-	3	-	-	-	-	-	10
Adjustments to maintain reserves	-	-	-	-	-	(1)	-	1

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

AB FUNDS

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)*

AC VP Inc - AC VP Value Fund: Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

AFIS(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)

BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Dimensional - VA GB Portfolio (DFVGB)

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)

Dimensional - VA Intnl Small Portfolio (DFVIS)

Dimensional - VA Intnl Value Portfolio (DFVIV)

Dimensional - VA ST Fixed Portfolio (DFVSTF)

Dimensional - VA US Large Value Portfolio (DFVULV)

Dimensional - VA US Targeted Value Portfolio (DFVUTV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS VS I - DWS Capital Growth VIP: Class A (DSVCGA)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - EM Portfolio - SC (FEMS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund Inc - M Large Cap Value Fund (MFBOV)

M Fund Inc - M CAF (MFFCA)

M Fund Inc - M Intnl Equity Fund (MFBIE)

M Fund Inc - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)

MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT - MFS Utilities Series: Initial Class (MVUIC)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)

NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)*

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Gov MM Fund: Class V (SAM5)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)

NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)

NW VIT - NVIT ID CAF: Class P (NVDCAP)

NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)

NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)

NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)

NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA CAF: Class P (NVLCAP)

NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)*

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)*

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Intnl Value Fund: Class IA (PVIVIA)

Putnam VT - Putnam VT Equity Income Fund: Class IA (PVEIIA)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)

Ivy VIP - Global Equity Income: Class II (WRDIV)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - GB: Class II (WRGBP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)

Ivy VIP - Intnl Core Equity: Class II (WRI2P)

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)

Ivy VIP - Value: Class II (WRVP)

WELLS FARGO FUNDS

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2018, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	7/11/2018
AFIS(R) - New World Fund: Class 2 (AMVNW2)	9/29/2017
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)	5/1/2017
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	5/26/2017
Deutsche DWS VS I - DWS Capital Growth VIP: Class A (DSVCGA)	11/14/2017
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	5/1/2017
FID VIPs - EM Portfolio - SC (FEMS)	5/1/2018
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	5/1/2017
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	10/2/2017
MFS(R) VIT - MFS Utilities Series: Initial Class (MVUIC)	9/29/2017
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6/7/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/19/2018
Putnam VT - Putnam VT Intnl Value Fund: Class IA (PVIVIA)	9/29/2017
Putnam VT - Putnam VT Equity Income Fund: Class IA (PVEIIA)	10/2/2017
Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)		11/2/2018

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHYI	BR VSF Inc - BR High Yield VI Fund: Class I	Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
PMVFBA	PIMCO VIT - IB Portfolio (unhedged): Administrative Class	PIMCO VIT - FB Portfolio (unhedged): Administrative Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.00% - 0.42% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a redemption of units	$0.00 - $3.14 per $1,000 of specified amount
Administrative Charge - assessed through a redemption of units	$5 - $25 per policy, per month
Surrender Charge - assessed through a redemption of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	3.00% - 4.50% of an outstanding policy loan
Service/Illustration/Partial Surrender Fees - assessed through a redemption of units	Up to $25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge
Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Accelerated Death Benefit Rider Charge	$280 - $450 at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value
For the periods ended December 31, 2018 and 2017, total front-end sales charge deductions were $10,809,813 and $10,023,790, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL policies and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL policies the maximum guaranteed loan interest charged is 4.50%, except for policyholders electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $25,534,219 and $23,575,518, respectively, and total transfers from the Separate Account to the fixed account were $21,246,238 and $16,812,829, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$862,692,886	$-	$-	$862,692,886

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	$921,230	$1,293,341
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	1,095,541	1,215,908
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	515,081	168,749
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)	6,951	3,089
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	145,992	6,225
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)	140,431	9,281
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	2,049,535	267,372
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)	441,487	115,097
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)	876,662	213,288
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)	392,653	63,620
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	37,295	1,101
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	15,307	5,031
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	828,840	629,714
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)	1,878,525	1,816,332
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	15,451	23,171
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	507,352	377,021
AFIS(R) - New World Fund: Class 2 (AMVNW2)	332,284	25,448
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)	507,253	162,124
BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)	1,989,230	1,626,279
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)	99,749	155,871
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	440,237	202,412
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	1,865,705	95,892
Dimensional - VA GB Portfolio (DFVGB)	3,493,782	941,321

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)	616,619	178,264
Dimensional - VA Intnl Small Portfolio (DFVIS)	5,402,040	793,865
Dimensional - VA Intnl Value Portfolio (DFVIV)	4,570,019	781,378
Dimensional - VA ST Fixed Portfolio (DFVSTF)	2,678,750	1,077,326
Dimensional - VA US Large Value Portfolio (DFVULV)	5,727,337	1,772,146
Dimensional - VA US Targeted Value Portfolio (DFVUTV)	4,923,903	788,561
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)	516,145	21,552
Deutsche DWS VS I - DWS Capital Growth VIP: Class A (DSVCGA)	222,900	9,157
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	77,291	65,161
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	539,686	35,992
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	1,327,616	1,312,966
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)	1,040,175	747,786
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	702,389	323,850
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	416,136	573,182
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	706,276	865,855
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)	7,701,824	2,265,365
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	728,319	474,380
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	1,813,811	1,322,482
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)	1,230,938	606,470
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	1,170	540
FID VIPs - EM Portfolio - SC (FEMS)	494,664	16,382
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	40,507	90,495
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)	5,772	8,463
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)	629,813	201,496
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	22,591	95,027
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	633,382	73,268
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	40,835	116,214
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	89,295	51,530
FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)	951,774	974,668
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	109,140	57,150
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)	941,030	571,073
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	1,636,118	242,473
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	388,025	11,910
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	953,667	453,175
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	3,383,680	428,677
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	326,770	319,132
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	780,816	69,010
M Fund Inc - M Large Cap Value Fund (MFBOV)	751,354	761,217
M Fund Inc - M CAF (MFFCA)	968,859	355,620
M Fund Inc - M Intnl Equity Fund (MFBIE)	380,015	286,193
M Fund Inc - M Large Cap Growth Fund (MFTCG)	1,178,770	837,991
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)	737	450
MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)	1,226,010	3,319,891
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)	1,676,477	679,043
MFS(R) VIT - MFS Utilities Series: Initial Class (MVUIC)	38,333	19,330
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)	2,215,000	2,326,036
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	1,571	18,550
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	57,016	22,662
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	39,994	851
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)	295,608	69,849
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)	438,144	72,810
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)	475,862	80,546
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)	711,913	122,045
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	664,926	733,070
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)	1,393,124	1,072,192
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	862,679	622,119
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	6,654,012	897,278
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	88,919	77,008
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	936,302	1,140,924
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	1,125,011	837,814
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	539,845	559,496
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	892,730	1,646,672
NW VIT - NVIT EM Fund: Class I (GEM)	2,944,963	1,067,927
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	252,553	971,389
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	3,237	15,996
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	137,081	179,284

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	309,909	521,906
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	4,130,642	1,477,355
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	1,771,897	613,372
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)	4,504,933	1,384,343
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	447,755	387,747
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	7,913,057	2,729,989
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	8,668,303	2,686,380
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	527,719	210,546
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	436,420	619,233
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)	1,348,832	1,308,175
NW VIT - NVIT NW Fund: Class I (TRF)	2,065,505	185,721
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	1,445,965	1,009,926
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	463,086	338,267
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	294,496	262,032
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	42,716	118,521
NW VIT - NVIT ID CAF: Class II (NVDCA2)	84,883	141,352
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	33,877	67,121
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	471,168	441,349
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	1,195,239	923,786
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	52,754	64,237
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	2,466,680	671,390
NW VIT - NVIT Gov MM Fund: Class I (SAM)	256,500	538,025
NW VIT - NVIT Gov MM Fund: Class V (SAM5)	18,994,192	17,084,883
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	338,704	212,207
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	974,915	158,610
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	910,536	496,695
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	358,076	548,616
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	2,260,553	591,190
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	1,503,861	1,924,737
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	99,818	65,359
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	1,670,271	2,289,164
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	952,510	242,472
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	830,821	237,842
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	354,020	172,932
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)	1,351,544	73,122
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	2,212	3,241
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	3,646,898	2,468,951
NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)	5,777,955	1,815,113
NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)	1,495,900	190,857
NW VIT - NVIT ID CAF: Class P (NVDCAP)	2,365,054	423,480
NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)	1,835,994	1,033,100
NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)	3,985,024	1,083,878
NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)	15,276,952	1,433,161
NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)	382,962	181,375
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	93,854	192,087
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	594,721	508,945
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	1,750,932	1,910,569
NW VIT - NVIT DFA CAF: Class P (NVLCAP)	67,939	104,282
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)	355,262	154,973
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	3,549,171	2,663,563
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)	12,897,700	2,623,689
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	45,166	77,271
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	4,943	1,301
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	13,377	17,549
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	1,054,087	563,085
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	2,157,395	311,552
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	792,198	580,564
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	601,242	247,259
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	137,220	53,575
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)	462,328	477,210
PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)	895,664	228,007
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)	963,860	234,677
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)	1,269,541	388,680
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)	2,164,285	2,473,165
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	39,610	18,465
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	28,134	568

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Putnam VT - Putnam VT Intnl Value Fund: Class IA (PVIVIA)	36,121	2,028
Putnam VT - Putnam VT Equity Income Fund: Class IA (PVEIIA)	241,830	6,747
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	102,832	41,255
T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)	4,189,664	579,461
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	169,617	403,567
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	815,287	653,005
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	52,651	29,613
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)	45,291	11,538
Ivy VIP - Asset Strategy: Class II (WRASP)	1,273,891	1,981,327
Ivy VIP - Balanced: Class II (WRBP)	84,647	57,410
Ivy VIP - Corporate Bond: Class II (WRBDP)	109,321	105,943
Ivy VIP - Core Equity: Class II (WRCEP)	161,989	133,699
Ivy VIP - Global Equity Income: Class II (WRDIV)	124,615	88,552
Ivy VIP - Energy: Class II (WRENG)	38,669	52,676
Ivy VIP - GB: Class II (WRGBP)	21,743	10,306
Ivy VIP - Natural Resources: Class II (WRGNR)	68,976	72,047
Ivy VIP - Growth: Class II (WRGP)	282,129	182,711
Ivy VIP - High Income: Class II (WRHIP)	855,132	614,617
Ivy VIP - Global Growth: Class II (WRIP)	82,705	75,428
Ivy VIP - Intnl Core Equity: Class II (WRI2P)	251,323	55,974
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)	16,754	3,770
Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)	32,560	412,704
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	337,211	727,323
Ivy VIP - Gov MM: Class II (WRMMP)	47,608	86,752
Ivy VIP - PF Aggressive: Class II (WRPAP)	283,559	76,139
Ivy VIP - PF Conservative: Class II (WRPCP)	57,764	78,335
Ivy VIP - PF Moderate: Class II (WRPMP)	517,266	283,364
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)	978,643	327,021
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)	188,630	122,324
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)	55,677	29,265
Ivy VIP - Science and Technology: Class II (WRSTP)	358,226	186,619
Ivy VIP - Small Cap Growth: Class II (WRSCP)	666,817	102,478
Ivy VIP - Small Cap Core: Class II (WRSCV)	86,487	56,053
Ivy VIP - Value: Class II (WRVP)	91,634	97,542
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	551,295	220,095

	$245,437,142	$117,238,843

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.00%	177,285	$29.58	$5,244,913	0.82%	-8.97%
2017	0.00%	202,647	32.50	6,586,344	0.65%	12.40%
2016	0.00%	211,312	28.92	6,110,137	0.86%	25.73%
2015	0.00%	207,752	23.00	4,778,006	0.72%	-2.33%
2014	0.00%	192,081	23.55	4,522,946	0.56%	5.12%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.00%	546,950	27.17	14,861,105	1.66%	-4.63%
2017	0.00%	572,239	28.49	16,303,880	1.73%	21.54%
2016	0.00%	571,839	23.44	13,405,210	2.04%	11.71%
2015	0.00%	530,391	20.99	11,130,581	1.83%	1.11%
2014	0.00%	541,663	20.76	11,242,662	1.79%	13.42%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.00%	62,752	25.62	1,607,919	1.26%	-6.85%
2017	0.00%	58,134	27.51	1,599,159	1.36%	27.33%
2016	0.00%	64,247	21.60	1,387,967	1.66%	7.90%
2015	0.00%	64,238	20.02	1,286,124	1.71%	-2.47%
2014	0.00%	70,791	20.53	1,453,193	1.86%	8.09%
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
2018	0.00%	1,089	19.53	21,265	0.00%	-3.62%
2017	0.00%	971	20.26	19,674	0.08%	27.34%
2016	0.00%	1,467	15.91	23,342	0.00%	2.27%
2015	0.00%	1,711	15.56	26,620	0.00%	5.01%
2014	0.00%	2,173	14.82	32,196	0.04%	8.44%
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2018	0.00%	23,810	15.01	357,367	0.57%	-11.35%
2017	0.00%	18,987	16.93	321,465	0.55%	14.92%
2016	0.00%	16,039	14.73	236,302	0.08%	13.43%
2015	0.00%	14,921	12.99	193,796	0.37%	-4.03%
2014	0.00%	12,437	13.53	168,313	0.04%	4.43%
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
2018	0.00%	17,297	17.16	296,749	0.00%	-5.58%
2017	0.00%	12,579	18.17	228,566	0.00%	22.49%
2016	0.00%	10,690	14.83	158,578	0.00%	0.76%
2015	0.00%	11,108	14.72	163,542	0.00%	1.21%
2014	0.00%	10,209	14.55	148,515	0.00%	8.04%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018	0.00%	416,058	11.38	4,734,235	1.71%	-6.46%
2017	0.00%	307,923	12.16	3,745,772	4.26%	10.16%
2016	0.00%	237,156	11.04	2,618,887	0.53%	11.64%
2015	0.00%	110,977	9.89	1,097,736	5.04%	-4.10%
2014	0.00%	46,256	10.31	477,104	0.00%	3.14%	****
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2018	0.00%	173,746	11.17	1,940,985	1.65%	-6.15%
2017	0.00%	158,248	11.90	1,883,707	1.50%	10.58%
2016	0.00%	145,440	10.76	1,565,545	1.38%	6.02%
2015	0.00%	68,339	10.15	693,845	1.23%	-4.54%
2014	0.00%	49,812	10.64	529,777	1.10%	3.00%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2018	0.00%	281,468	11.32	3,187,188	1.51%	-8.84%
2017	0.00%	247,982	12.42	3,080,200	1.58%	17.45%
2016	0.00%	195,061	10.58	2,062,864	1.70%	5.51%
2015	0.00%	149,849	10.02	1,502,005	1.54%	-9.22%
2014	0.00%	66,382	11.04	732,931	1.64%	1.18%
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2018	0.00%	192,819	11.46	2,210,476	1.59%	-7.38%
2017	0.00%	177,464	12.38	2,196,461	1.59%	13.83%
2016	0.00%	166,044	10.87	1,805,368	1.61%	6.14%
2015	0.00%	47,282	10.24	484,331	1.29%	-6.46%
2014	0.00%	39,788	10.95	435,725	1.43%	2.75%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	0.00%	3,861	7.73	29,831	0.88%	-22.74%	****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018	0.00%	10,935	13.13	143,616	1.85%	-7.07%
2017	0.00%	10,410	14.13	147,118	2.08%	14.67%
2016	0.00%	9,543	12.32	117,614	0.89%	3.59%
2015	0.00%	13,015	11.90	154,846	0.76%	-1.09%
2014	0.00%	5,625	12.03	67,662	0.59%	4.45%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.00%	194,249	21.17	4,111,291	0.48%	-15.03%
2017	0.00%	204,069	24.91	5,083,044	0.47%	13.15%
2016	0.00%	197,662	22.01	4,351,374	0.61%	25.09%
2015	0.00%	175,052	17.60	3,080,727	0.78%	-5.49%
2014	0.00%	161,166	18.62	3,000,967	0.71%	9.20%
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2018	0.00%	934,718	10.29	9,619,973	3.08%	-2.57%
2017	0.00%	960,321	10.56	10,144,346	3.00%	3.92%
2016	0.00%	759,508	10.16	7,720,100	2.12%	4.71%
2015	0.00%	586,893	9.71	5,697,440	2.17%	-2.28%
2014	0.00%	422,946	9.93	4,201,701	1.52%	3.58%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.00%	27,481	14.99	411,904	2.84%	-2.82%
2017	0.00%	28,784	15.42	443,947	2.61%	3.67%
2016	0.00%	31,163	14.88	463,617	1.85%	4.39%
2015	0.00%	35,402	14.25	504,545	2.06%	-2.47%
2014	0.00%	42,382	14.61	619,305	1.27%	3.30%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.00%	116,636	32.18	3,753,784	1.42%	-12.84%
2017	0.00%	122,029	36.92	4,505,663	1.54%	11.69%
2016	0.00%	137,634	33.06	4,549,808	1.72%	22.85%
2015	0.00%	118,610	26.91	3,191,525	1.65%	-1.43%
2014	0.00%	103,996	27.30	2,838,965	1.18%	16.42%
AFIS(R) - New World Fund: Class 2 (AMVNW2)
2018	0.00%	35,816	9.44	337,998	1.49%	-14.04%
2017	0.00%	6,381	10.98	70,051	0.21%	9.78%	****
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
2018	0.00%	45,921	10.07	462,286	5.41%	-2.66%
2017	0.00%	13,876	10.34	143,500	2.62%	3.42%	****
BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)
2018	0.00%	835,764	13.17	11,009,251	0.95%	-7.34%
2017	0.00%	851,843	14.22	12,109,483	1.35%	13.86%
2016	0.00%	836,360	12.49	10,442,277	1.35%	4.11%
2015	0.00%	797,102	11.99	9,558,850	1.56%	-0.71%
2014	0.00%	448,110	12.08	5,412,182	2.56%	2.11%
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
2018	0.00%	88,932	17.99	1,600,031	0.79%	-7.52%
2017	0.00%	95,952	19.45	1,866,686	1.12%	13.74%
2016	0.00%	129,853	17.10	2,220,988	1.03%	3.96%
2015	0.00%	162,940	16.45	2,680,815	0.96%	-0.87%
2014	0.00%	175,251	16.60	2,908,631	2.06%	1.97%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.00%	124,417	14.84	1,845,849	0.60%	-16.94%
2017	0.00%	120,635	17.86	2,154,839	0.66%	11.76%
2016	0.00%	112,644	15.98	1,800,418	0.72%	31.08%
2015	0.00%	56,660	12.19	690,859	0.43%	-6.46%
2014	0.00%	39,303	13.04	512,330	0.06%	5.62%
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
2018	0.00%	168,068	10.16	1,707,587	5.02%	-6.90%
2017	0.00%	13,091	10.91	142,858	4.03%	9.13%	****
Dimensional - VA GB Portfolio (DFVGB)
2018	0.00%	1,321,356	11.32	14,952,250	4.86%	1.75%
2017	0.00%	1,152,895	11.12	12,821,908	1.97%	2.11%
2016	0.00%	854,690	10.89	9,308,800	1.95%	1.73%
2015	0.00%	607,216	10.71	6,501,268	1.91%	1.55%
2014	0.00%	345,929	10.54	3,647,287	2.76%	2.88%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
2018	0.00%	100,936	10.17	1,026,541	2.51%	-1.33%
2017	0.00%	59,732	10.31	615,684	3.90%	3.27%
2016	0.00%	6,285	9.98	62,732	1.56%	-0.19%	****
Dimensional - VA Intnl Small Portfolio (DFVIS)
2018	0.00%	1,110,983	14.75	16,386,654	1.81%	-19.77%
2017	0.00%	906,479	18.38	16,665,252	2.70%	29.95%
2016	0.00%	809,712	14.15	11,455,601	2.66%	6.23%
2015	0.00%	614,629	13.32	8,185,530	2.57%	5.81%
2014	0.00%	362,894	12.59	4,567,434	2.68%	-5.78%
Dimensional - VA Intnl Value Portfolio (DFVIV)
2018	0.00%	1,258,516	13.00	16,357,465	2.89%	-17.08%
2017	0.00%	1,038,233	15.68	16,274,869	3.07%	25.81%
2016	0.00%	919,267	12.46	11,454,027	3.70%	9.11%
2015	0.00%	665,525	11.42	7,600,222	3.87%	-6.96%
2014	0.00%	359,804	12.27	4,416,327	5.07%	-7.16%
Dimensional - VA ST Fixed Portfolio (DFVSTF)
2018	0.00%	1,407,580	10.45	14,713,449	1.61%	1.78%
2017	0.00%	1,274,235	10.27	13,086,887	1.15%	0.83%
2016	0.00%	943,434	10.19	9,609,276	0.81%	0.79%
2015	0.00%	654,808	10.11	6,617,353	0.37%	0.30%
2014	0.00%	379,421	10.08	3,822,802	0.24%	0.15%
Dimensional - VA US Large Value Portfolio (DFVULV)
2018	0.00%	1,080,560	20.12	21,741,588	2.27%	-12.12%
2017	0.00%	951,408	22.89	21,782,073	2.00%	19.08%
2016	0.00%	817,777	19.23	15,722,765	2.25%	18.87%
2015	0.00%	620,641	16.17	10,038,049	2.63%	-3.41%
2014	0.00%	368,268	16.74	6,166,301	2.33%	9.08%
Dimensional - VA US Targeted Value Portfolio (DFVUTV)
2018	0.00%	834,983	18.17	15,175,766	1.07%	-15.87%
2017	0.00%	693,137	21.60	14,973,956	1.15%	9.77%
2016	0.00%	579,722	19.68	11,409,596	1.22%	27.49%
2015	0.00%	441,322	15.44	6,812,864	1.57%	-5.23%
2014	0.00%	267,161	16.29	4,351,835	1.21%	3.71%
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
2018	0.00%	58,367	11.20	653,665	2.61%	-7.66%
2017	0.00%	19,415	12.13	235,477	2.43%	16.54%
2016	0.00%	3,693	10.41	38,435	0.00%	4.07%	****
Deutsche DWS VS I - DWS Capital Growth VIP: Class A (DSVCGA)
2018	0.00%	19,531	10.67	208,326	0.38%	-1.60%
2017	0.00%	1,048	10.84	11,360	0.00%	8.39%	****
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.00%	23,191	16.96	393,420	2.95%	-0.59%
2017	0.00%	23,126	17.07	394,657	3.03%	4.04%
2016	0.00%	17,646	16.40	289,458	3.57%	3.82%
2015	0.00%	11,707	15.80	184,964	3.78%	-0.24%
2014	0.00%	11,590	15.84	183,562	2.98%	3.79%
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
2018	0.00%	57,547	9.65	555,243	4.93%	-6.31%
2017	0.00%	9,584	10.30	98,695	2.33%	2.98%	****
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.00%	438,202	15.32	6,711,087	0.70%	-24.77%
2017	0.00%	436,048	20.36	8,876,534	1.47%	-2.78%
2016	0.00%	415,801	20.94	8,705,989	0.49%	33.51%
2015	0.00%	396,711	15.68	6,221,595	1.01%	-20.75%
2014	0.00%	334,708	19.79	6,623,528	0.76%	-12.76%
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
2018	0.00%	298,050	21.51	6,410,859	2.22%	-8.40%
2017	0.00%	305,989	23.48	7,185,159	1.64%	12.80%
2016	0.00%	304,708	20.82	6,342,945	2.37%	17.90%
2015	0.00%	283,135	17.66	4,998,944	3.15%	-4.09%
2014	0.00%	274,895	18.41	5,060,342	3.05%	8.65%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.00%	96,578	20.25	1,956,075	1.70%	-4.10%
2017	0.00%	82,464	21.12	1,741,693	1.46%	12.99%
2016	0.00%	88,971	18.69	1,663,083	1.62%	5.28%
2015	0.00%	69,215	17.76	1,228,939	1.66%	-0.31%
2014	0.00%	74,734	17.81	1,331,079	1.58%	4.35%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.00%	113,656	21.36	2,427,400	1.36%	-5.98%
2017	0.00%	126,321	22.72	2,869,387	1.45%	16.47%
2016	0.00%	134,430	19.50	2,621,778	1.29%	6.04%
2015	0.00%	154,944	18.39	2,849,675	1.90%	-0.37%
2014	0.00%	132,142	18.46	2,439,240	1.65%	4.66%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.00%	293,129	22.76	6,672,133	1.26%	-7.88%
2017	0.00%	311,519	24.71	7,697,596	1.35%	20.82%
2016	0.00%	325,981	20.45	6,667,090	1.44%	6.52%
2015	0.00%	305,546	19.20	5,866,641	1.63%	-0.34%
2014	0.00%	309,117	19.27	5,955,194	1.54%	4.86%
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2018	0.00%	625,050	30.85	19,281,194	0.15%	-0.27%
2017	0.00%	536,736	30.93	16,602,568	0.11%	35.00%
2016	0.00%	423,234	22.91	9,697,448	0.00%	0.71%
2015	0.00%	391,292	22.75	8,902,043	0.19%	7.05%
2014	0.00%	260,884	21.25	5,544,203	0.11%	11.19%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.00%	298,632	16.87	5,038,633	2.47%	-0.63%
2017	0.00%	292,566	16.98	4,967,687	2.39%	4.16%
2016	0.00%	304,421	16.30	4,962,636	2.48%	4.63%
2015	0.00%	271,116	15.58	4,224,214	2.53%	-0.71%
2014	0.00%	261,925	15.69	4,110,011	2.34%	5.75%
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.00%	294,745	28.79	8,484,307	0.56%	-14.64%
2017	0.00%	307,993	33.72	10,386,049	0.61%	20.70%
2016	0.00%	331,787	27.94	9,269,404	0.44%	12.11%
2015	0.00%	306,191	24.92	7,630,109	0.40%	-1.50%
2014	0.00%	300,104	25.30	7,592,271	0.17%	6.20%
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
2018	0.00%	423,198	9.93	4,204,417	1.60%	-14.88%
2017	0.00%	373,808	11.67	4,363,143	1.45%	30.10%
2016	0.00%	339,433	8.97	3,045,230	1.49%	-5.12%
2015	0.00%	311,161	9.46	2,942,272	1.63%	-5.44%	****
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.00%	409	21.65	8,856	0.87%	-17.33%
2017	0.00%	406	26.19	10,634	1.42%	19.21%
2016	0.00%	406	21.97	8,921	0.69%	9.48%
2015	0.00%	782	20.07	15,695	0.70%	-3.05%
2014	0.00%	1,242	20.70	25,712	0.98%	6.69%
FID VIPs - EM Portfolio - SC (FEMS)
2018	0.00%	54,943	8.33	457,672	1.66%	-16.70%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.00%	32,857	19.13	628,414	4.77%	-4.30%
2017	0.00%	36,996	19.99	739,398	4.13%	9.67%
2016	0.00%	39,077	18.22	712,110	4.96%	14.02%
2015	0.00%	43,229	15.98	690,891	4.69%	-7.05%
2014	0.00%	48,719	17.20	837,726	4.99%	4.62%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
2018	0.00%	1,886	27.35	51,579	1.50%	-4.84%
2017	0.00%	2,124	28.74	61,044	1.84%	20.85%
2016	0.00%	2,589	23.78	61,571	1.65%	16.33%
2015	0.00%	3,132	20.44	64,030	1.81%	-3.42%
2014	0.00%	3,832	21.17	81,111	1.33%	9.01%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
2018	0.00%	94,841	26.46	2,509,885	1.12%	-12.69%
2017	0.00%	95,629	30.31	2,898,443	0.73%	10.92%
2016	0.00%	103,018	27.33	2,815,105	1.02%	30.54%
2015	0.00%	107,498	20.93	2,250,365	0.93%	-7.18%
2014	0.00%	135,847	22.55	3,063,921	0.85%	0.88%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.00%	28,466	10.53	299,639	0.84%	-15.79%
2017	0.00%	34,889	12.50	436,132	0.98%	40.41%
2016	0.00%	35,039	8.90	311,956	0.87%	17.44%
2015	0.00%	43,295	7.58	328,218	2.16%	-19.60%
2014	0.00%	50,660	9.43	477,687	1.57%	-5.71%	****
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.00%	99,691	8.64	861,110	2.80%	-15.44%
2017	0.00%	48,796	10.22	498,458	2.58%	16.69%
2016	0.00%	50,098	8.75	438,554	1.94%	7.18%
2015	0.00%	51,655	8.17	421,911	3.35%	-6.49%
2014	0.00%	69,093	8.73	603,521	2.03%	-12.65%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.00%	117,684	10.32	1,214,825	0.00%	1.94%
2017	0.00%	125,157	10.13	1,267,402	0.00%	1.93%
2016	0.00%	130,926	9.94	1,300,775	0.00%	2.94%
2015	0.00%	169,779	9.65	1,638,642	8.05%	-4.30%
2014	0.00%	193,513	10.09	1,951,719	5.54%	0.86%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.00%	86,330	14.84	1,281,023	3.05%	-9.65%
2017	0.00%	88,769	16.42	1,457,873	2.68%	11.98%
2016	0.00%	91,468	14.67	1,341,514	3.87%	13.18%
2015	0.00%	94,396	12.96	1,223,234	3.00%	-6.21%
2014	0.00%	100,715	13.82	1,391,573	2.78%	2.85%
FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)
2018	0.00%	211,123	14.36	3,032,020	4.98%	-4.09%
2017	0.00%	223,676	14.97	3,349,368	4.20%	9.94%
2016	0.00%	202,177	13.62	2,753,636	4.99%	14.33%
2015	0.00%	177,624	11.91	2,115,917	4.68%	-6.84%
2014	0.00%	169,320	12.79	2,165,033	5.08%	4.92%
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2018	0.00%	45,129	14.93	673,796	3.37%	-9.34%
2017	0.00%	44,567	16.47	733,919	2.91%	12.17%
2016	0.00%	40,156	14.68	589,544	3.89%	13.43%
2015	0.00%	45,600	12.94	590,222	3.24%	-5.93%
2014	0.00%	41,549	13.76	571,662	3.03%	3.05%
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)
2018	0.00%	417,744	11.61	4,851,482	0.00%	2.21%
2017	0.00%	385,659	11.36	4,381,827	0.00%	2.15%
2016	0.00%	364,803	11.12	4,057,460	0.00%	3.21%
2015	0.00%	315,893	10.78	3,404,244	7.77%	-4.10%
2014	0.00%	289,255	11.24	3,250,473	4.80%	2.12%
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
2018	0.00%	192,390	11.57	2,226,731	0.28%	-0.41%
2017	0.00%	87,544	11.62	1,017,456	0.04%	16.22%	****
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.00%	37,461	10.87	407,042	0.10%	-0.66%
2017	0.00%	5,342	10.94	58,433	0.00%	9.38%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.00%	132,034	30.88	4,077,621	1.21%	1.72%
2017	0.00%	135,795	30.36	4,122,889	0.00%	29.99%
2016	0.00%	140,373	23.36	3,278,502	0.82%	1.94%
2015	0.00%	126,651	22.91	2,901,653	1.25%	11.94%
2014	0.00%	137,085	20.47	2,805,775	0.03%	8.47%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.00%	351,267	25.92	9,104,242	1.06%	0.91%
2017	0.00%	261,535	25.68	6,717,441	0.44%	44.91%
2016	0.00%	205,242	17.72	3,637,776	0.09%	13.85%
2015	0.00%	162,354	15.57	2,527,537	0.56%	4.65%
2014	0.00%	66,371	14.88	987,397	0.00%	9.35%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.00%	242,370	9.50	2,302,240	1.68%	-15.14%
2017	0.00%	246,485	11.19	2,758,908	1.58%	30.80%
2016	0.00%	266,508	8.56	2,280,544	5.09%	-6.71%
2015	0.00%	271,270	9.17	2,488,177	0.50%	-8.80%
2014	0.00%	295,324	10.06	2,970,291	5.68%	-12.10%
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.00%	80,946	10.34	837,178	6.78%	-1.03%
2017	0.00%	14,068	10.45	147,006	11.71%	3.86%
2016	0.00%	738	10.06	7,425	4.57%	0.61%	****
M Fund Inc - M Large Cap Value Fund (MFBOV)
2018	0.00%	132,076	15.80	2,087,009	1.38%	-12.07%
2017	0.00%	143,866	17.97	2,585,319	1.59%	14.99%
2016	0.00%	133,215	15.63	2,081,771	2.08%	9.64%
2015	0.00%	109,452	14.25	1,560,048	1.70%	-0.66%
2014	0.00%	73,950	14.35	1,061,005	1.41%	9.68%
M Fund Inc - M CAF (MFFCA)
2018	0.00%	89,655	21.34	1,913,339	0.32%	-14.15%
2017	0.00%	81,756	24.86	2,032,318	0.00%	19.02%
2016	0.00%	77,197	20.89	1,612,344	0.00%	21.06%
2015	0.00%	68,853	17.25	1,187,900	0.00%	-6.58%
2014	0.00%	49,378	18.47	911,912	0.00%	12.42%
M Fund Inc - M Intnl Equity Fund (MFBIE)
2018	0.00%	162,399	8.73	1,418,424	1.48%	-20.57%
2017	0.00%	154,357	11.00	1,697,281	1.72%	24.05%
2016	0.00%	152,831	8.86	1,354,700	1.20%	-0.05%
2015	0.00%	145,339	8.87	1,288,958	2.24%	-3.94%
2014	0.00%	82,343	9.23	760,236	2.77%	-7.06%
M Fund Inc - M Large Cap Growth Fund (MFTCG)
2018	0.00%	120,792	22.84	2,758,806	0.00%	-4.95%
2017	0.00%	119,635	24.03	2,874,733	0.00%	38.97%
2016	0.00%	111,437	17.29	1,926,782	0.00%	-2.32%
2015	0.00%	100,368	17.70	1,776,658	0.02%	7.70%
2014	0.00%	67,771	16.44	1,113,836	0.05%	10.21%
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2018	0.00%	783	13.54	10,602	0.58%	0.81%
2017	0.00%	814	13.43	10,933	0.65%	28.42%
2016	0.00%	849	10.46	8,879	0.59%	6.08%
2015	0.00%	888	9.86	8,755	0.49%	-1.40%	****
MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)
2018	0.00%	547,182	17.68	9,672,502	1.06%	-9.49%
2017	0.00%	668,907	19.53	13,063,849	1.51%	27.14%
2016	0.00%	568,320	15.36	8,729,796	1.36%	4.05%
2015	0.00%	433,708	14.76	6,402,734	1.88%	6.65%
2014	0.00%	345,728	13.84	4,785,543	2.09%	1.34%
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)
2018	0.00%	129,133	18.11	2,338,899	0.00%	-1.48%
2017	0.00%	99,802	18.38	1,834,716	0.00%	26.65%
2016	0.00%	86,757	14.51	1,259,250	0.00%	9.05%
2015	0.00%	71,308	13.31	949,107	0.00%	-1.89%
2014	0.00%	54,582	13.57	740,444	0.00%	-7.26%
MFS(R) VIT - MFS Utilities Series: Initial Class (MVUIC)
2018	0.00%	2,623	10.34	27,112	0.56%	1.06%
2017	0.00%	879	10.23	8,990	0.00%	2.28%	****
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
2018	0.00%	436,092	26.94	11,747,431	1.52%	-10.09%
2017	0.00%	474,963	29.96	14,229,783	1.93%	17.65%
2016	0.00%	428,253	25.47	10,905,479	2.15%	14.09%
2015	0.00%	373,926	22.32	8,346,157	2.39%	-0.74%
2014	0.00%	319,923	22.49	7,193,784	1.52%	10.51%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.00%	3,132	20.15	63,095	0.90%	-9.72%
2017	0.00%	3,961	22.31	88,389	1.40%	26.82%
2016	0.00%	5,461	17.60	96,091	1.13%	3.84%
2015	0.00%	5,792	16.95	98,146	1.75%	6.32%
2014	0.00%	6,208	15.94	98,942	1.78%	1.13%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.00%	6,374	16.60	105,839	2.85%	-0.65%
2017	0.00%	4,446	16.71	74,309	2.43%	6.24%
2016	0.00%	7,329	15.73	115,297	1.95%	6.11%
2015	0.00%	8,541	14.83	126,626	3.26%	-0.65%
2014	0.00%	11,035	14.92	164,673	2.42%	7.85%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.00%	3,800	10.18	38,697	3.14%	1.83%	****
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)
2018	0.00%	78,654	11.32	890,411	2.37%	-5.38%
2017	0.00%	65,166	11.96	779,650	2.14%	14.30%
2016	0.00%	54,096	10.47	566,232	1.88%	5.94%
2015	0.00%	56,277	9.88	556,037	2.27%	-3.10%
2014	0.00%	29,188	10.20	297,609	5.99%	1.96%	****
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
2018	0.00%	189,780	11.56	2,194,781	2.13%	-5.82%
2017	0.00%	174,377	12.28	2,141,272	2.06%	17.23%
2016	0.00%	144,663	10.47	1,515,270	3.17%	7.23%
2015	0.00%	78,407	9.77	765,918	2.76%	-3.71%
2014	0.00%	19,029	10.15	193,049	1.89%	1.45%	****
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
2018	0.00%	186,000	11.05	2,054,626	2.47%	-6.81%
2017	0.00%	163,455	11.85	1,937,527	2.20%	14.96%
2016	0.00%	126,505	10.31	1,304,393	2.95%	5.74%
2015	0.00%	68,405	9.75	667,014	4.05%	-4.03%
2014	0.00%	6,762	10.16	68,703	5.82%	1.60%	****
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
2018	0.00%	264,968	11.25	2,981,934	2.31%	-6.79%
2017	0.00%	232,898	12.07	2,811,827	1.89%	17.98%
2016	0.00%	203,424	10.23	2,081,736	2.75%	6.40%
2015	0.00%	175,464	9.62	1,687,602	2.41%	-4.62%
2014	0.00%	59,412	10.08	599,084	5.69%	0.84%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.00%	89,417	10.81	966,978	2.81%	-0.36%
2017	0.00%	98,220	10.85	1,066,059	2.34%	3.12%
2016	0.00%	91,898	10.53	967,257	2.94%	2.26%
2015	0.00%	12,550	10.29	129,172	2.21%	0.14%
2014	0.00%	8,912	10.28	91,597	3.64%	2.78%	****
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
2018	0.00%	331,043	9.90	3,276,416	2.81%	-13.81%
2017	0.00%	311,145	11.48	3,572,837	4.26%	24.88%
2016	0.00%	125,767	9.19	1,156,402	3.31%	0.92%
2015	0.00%	83,763	9.11	763,142	3.49%	-0.96%
2014	0.00%	17,628	9.20	162,159	3.72%	-8.01%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.00%	150,919	27.88	4,207,566	1.43%	-9.35%
2017	0.00%	155,133	30.75	4,771,052	1.55%	8.67%
2016	0.00%	178,666	28.30	5,056,184	3.04%	20.44%
2015	0.00%	114,223	23.50	2,683,929	2.61%	-4.28%
2014	0.00%	95,149	24.55	2,335,592	1.98%	13.12%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.00%	1,418,731	19.92	28,255,902	1.21%	-4.98%
2017	0.00%	1,233,476	20.96	25,853,483	1.14%	15.79%
2016	0.00%	1,057,280	18.10	19,138,122	2.01%	9.00%
2015	0.00%	832,357	16.61	13,822,773	1.46%	0.98%
2014	0.00%	703,208	16.44	11,564,210	0.97%	4.99%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.00%	49,583	13.80	684,231	2.32%	-1.07%
2017	0.00%	50,048	13.95	698,141	1.20%	3.21%
2016	0.00%	52,273	13.52	706,490	2.55%	2.65%
2015	0.00%	50,805	13.17	668,921	1.36%	-0.23%
2014	0.00%	51,655	13.20	681,686	1.26%	4.98%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.00%	241,787	22.02	5,325,267	0.22%	-9.42%
2017	0.00%	263,536	24.32	6,408,030	0.71%	30.97%
2016	0.00%	208,017	18.57	3,862,128	1.57%	0.19%
2015	0.00%	186,042	18.53	3,447,687	0.67%	6.54%
2014	0.00%	161,115	17.39	2,802,384	0.77%	1.84%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.00%	228,419	24.51	5,598,896	0.31%	-0.66%
2017	0.00%	242,400	24.67	5,980,829	0.31%	27.80%
2016	0.00%	246,101	19.31	4,751,440	0.23%	9.06%
2015	0.00%	270,453	17.70	4,787,684	0.63%	6.43%
2014	0.00%	334,321	16.63	5,560,897	0.50%	8.07%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.00%	121,671	19.96	2,428,810	1.02%	-2.18%
2017	0.00%	133,898	20.41	2,732,583	1.43%	21.93%
2016	0.00%	135,544	16.74	2,268,735	1.16%	11.09%
2015	0.00%	124,161	15.07	1,870,796	0.88%	1.09%
2014	0.00%	132,583	14.91	1,976,216	0.81%	10.23%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.00%	147,397	20.99	3,093,937	6.07%	-3.00%
2017	0.00%	195,292	21.64	4,226,010	5.77%	6.76%
2016	0.00%	171,056	20.27	3,467,288	5.58%	14.16%
2015	0.00%	169,848	17.76	3,015,881	5.24%	-2.61%
2014	0.00%	180,468	18.23	3,290,227	3.69%	2.55%
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.00%	1,289,238	10.30	13,283,956	0.75%	-17.42%
2017	0.00%	1,133,265	12.48	14,139,348	1.38%	41.50%
2016	0.00%	1,043,131	8.82	9,197,675	0.88%	7.72%
2015	0.00%	845,611	8.19	6,921,972	0.90%	-15.99%
2014	0.00%	687,395	9.74	6,698,225	0.86%	-2.56%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.00%	87,598	10.41	911,669	1.77%	-14.53%
2017	0.00%	149,566	12.18	1,821,242	2.00%	27.45%
2016	0.00%	83,394	9.55	796,753	2.22%	0.87%
2015	0.00%	91,636	9.47	867,957	0.58%	-3.06%
2014	0.00%	60,895	9.77	594,970	1.76%	-2.30%	****
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.00%	11,571	10.28	118,987	1.77%	-14.80%
2017	0.00%	12,916	12.07	155,893	1.49%	27.07%
2016	0.00%	14,701	9.50	139,634	1.87%	0.63%
2015	0.00%	16,960	9.44	160,076	0.26%	-3.22%
2014	0.00%	19,755	9.75	192,660	3.81%	-0.72%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.00%	39,977	19.40	775,665	0.52%	-4.76%
2017	0.00%	46,411	20.37	945,558	0.55%	24.85%
2016	0.00%	43,345	16.32	707,304	0.82%	13.60%
2015	0.00%	43,686	14.36	627,516	0.74%	-1.08%
2014	0.00%	49,965	14.52	725,541	0.90%	6.60%
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	0.00%	66,465	20.19	1,341,903	0.52%	-5.87%
2017	0.00%	84,774	21.45	1,818,373	0.57%	18.36%
2016	0.00%	79,412	18.12	1,439,102	0.76%	10.11%
2015	0.00%	83,771	16.46	1,378,725	0.75%	-0.42%
2014	0.00%	108,030	16.53	1,785,457	0.84%	10.51%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2018	0.00%	1,054,499	16.09	16,970,153	2.04%	-10.72%
2017	0.00%	947,933	18.03	17,087,241	1.48%	19.99%
2016	0.00%	803,158	15.02	12,065,363	2.62%	8.33%
2015	0.00%	663,184	13.87	9,196,953	2.84%	-1.58%
2014	0.00%	553,360	14.09	7,796,742	2.25%	4.48%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2018	0.00%	591,006	15.44	9,122,753	2.39%	-6.04%
2017	0.00%	563,787	16.43	9,262,386	1.80%	12.01%
2016	0.00%	505,285	14.67	7,411,332	2.98%	6.28%
2015	0.00%	414,917	13.80	5,725,985	2.76%	-1.05%
2014	0.00%	403,592	13.95	5,629,020	2.62%	4.46%
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
2018	0.00%	1,133,838	16.05	18,200,776	2.26%	-8.04%
2017	0.00%	1,034,503	17.46	18,058,755	1.81%	16.01%
2016	0.00%	979,464	15.05	14,738,254	3.12%	7.32%
2015	0.00%	720,719	14.02	10,105,339	3.26%	-1.15%
2014	0.00%	623,239	14.18	8,839,824	2.67%	4.70%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2018	0.00%	181,839	14.17	2,575,995	2.38%	-2.51%
2017	0.00%	182,957	14.53	2,658,487	2.34%	6.35%
2016	0.00%	161,280	13.66	2,203,495	2.79%	4.81%
2015	0.00%	153,734	13.03	2,003,920	2.14%	-0.65%
2014	0.00%	152,786	13.12	2,004,592	2.58%	3.42%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2018	0.00%	1,657,097	15.78	26,145,551	2.37%	-7.07%
2017	0.00%	1,469,871	16.98	24,954,638	1.99%	14.05%
2016	0.00%	1,390,277	14.89	20,694,811	3.01%	6.82%
2015	0.00%	1,193,350	13.94	16,629,491	3.01%	-0.98%
2014	0.00%	1,116,884	14.07	15,717,194	2.62%	4.66%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2018	0.00%	2,425,916	16.05	38,937,211	2.20%	-9.39%
2017	0.00%	2,278,189	17.71	40,354,708	1.70%	18.16%
2016	0.00%	2,085,093	14.99	31,259,047	2.92%	7.69%
2015	0.00%	1,765,490	13.92	24,578,167	3.26%	-1.43%
2014	0.00%	1,517,067	14.12	21,425,404	2.75%	4.66%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2018	0.00%	195,468	15.12	2,956,233	2.39%	-4.68%
2017	0.00%	187,744	15.87	2,978,697	2.07%	10.08%
2016	0.00%	175,794	14.41	2,533,771	3.04%	5.99%
2015	0.00%	178,028	13.60	2,420,843	2.47%	-0.88%
2014	0.00%	188,769	13.72	2,589,667	2.63%	4.17%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.00%	103,913	14.91	1,548,824	3.17%	-0.42%
2017	0.00%	119,614	14.97	1,790,352	3.22%	4.40%
2016	0.00%	103,663	14.34	1,486,258	3.16%	5.35%
2015	0.00%	100,369	13.61	1,366,006	2.90%	-0.72%
2014	0.00%	112,469	13.71	1,541,787	3.02%	5.06%
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2018	0.00%	237,517	15.73	3,736,763	2.66%	-1.20%
2017	0.00%	241,818	15.92	3,850,792	2.88%	3.94%
2016	0.00%	192,140	15.32	2,943,667	3.20%	3.70%
2015	0.00%	187,063	14.77	2,763,662	2.36%	-0.32%
2014	0.00%	100,994	14.82	1,496,836	2.97%	5.09%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.00%	218,466	25.53	5,578,363	1.24%	0.00%
2017	0.00%	149,467	25.53	3,816,621	1.31%	20.52%
2016	0.00%	58,688	21.19	1,243,413	1.90%	11.39%
2015	0.00%	40,876	19.02	777,489	1.19%	0.94%
2014	0.00%	43,756	18.84	824,554	1.16%	12.15%
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.00%	177,877	15.04	2,675,297	2.48%	-0.05%
2017	0.00%	152,353	15.05	2,292,512	2.20%	2.08%
2016	0.00%	147,227	14.74	2,170,150	2.04%	0.74%
2015	0.00%	118,355	14.63	1,731,730	1.90%	-0.11%
2014	0.00%	91,498	14.65	1,340,223	1.96%	4.57%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018	0.00%	213,815	9.96	2,129,115	2.53%	-13.90%
2017	0.00%	207,275	11.57	2,397,164	2.60%	24.56%
2016	0.00%	216,128	9.29	2,006,753	2.58%	0.75%
2015	0.00%	202,246	9.22	1,863,862	1.71%	-1.26%
2014	0.00%	311,118	9.33	2,903,734	1.80%	-6.67%	****
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.00%	97,090	21.85	2,121,814	1.46%	-8.85%
2017	0.00%	105,243	23.98	2,523,415	1.50%	18.43%
2016	0.00%	135,365	20.25	2,740,599	1.66%	9.47%
2015	0.00%	142,983	18.50	2,644,473	1.22%	-1.00%
2014	0.00%	181,101	18.68	3,383,228	1.58%	4.99%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.00%	31,906	18.78	599,081	1.87%	-4.85%
2017	0.00%	37,766	19.73	745,248	1.79%	11.13%
2016	0.00%	41,057	17.76	729,047	1.86%	6.30%
2015	0.00%	45,409	16.70	758,521	1.59%	-0.17%
2014	0.00%	51,025	16.73	853,814	1.66%	4.59%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.00%	44,101	22.00	970,052	1.63%	-6.47%
2017	0.00%	49,953	23.52	1,174,781	1.54%	14.81%
2016	0.00%	78,174	20.48	1,601,351	1.56%	7.74%
2015	0.00%	111,376	19.01	2,117,598	1.54%	-0.53%
2014	0.00%	116,249	19.11	2,222,063	1.70%	5.21%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.00%	46,726	16.09	752,021	1.96%	-1.80%
2017	0.00%	50,734	16.39	831,520	1.93%	5.68%
2016	0.00%	54,564	15.51	846,209	1.96%	4.26%
2015	0.00%	58,187	14.87	865,497	1.61%	0.26%
2014	0.00%	67,500	14.84	1,001,370	1.71%	3.89%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.00%	210,606	19.67	4,141,891	1.80%	-5.68%
2017	0.00%	230,919	20.85	4,814,835	1.75%	12.93%
2016	0.00%	259,456	18.46	4,790,611	1.77%	7.14%
2015	0.00%	326,411	17.23	5,625,098	1.36%	-0.33%
2014	0.00%	460,842	17.29	7,968,436	1.66%	5.18%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.00%	411,732	21.13	8,701,949	1.59%	-7.73%
2017	0.00%	447,296	22.90	10,245,130	1.65%	16.68%
2016	0.00%	470,203	19.63	9,230,378	1.69%	8.48%
2015	0.00%	569,800	18.10	10,311,049	1.42%	-0.73%
2014	0.00%	638,050	18.23	11,630,954	1.61%	4.96%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.00%	24,795	18.07	448,120	1.92%	-3.73%
2017	0.00%	27,336	18.77	513,194	1.80%	9.21%
2016	0.00%	30,967	17.19	532,329	1.76%	5.70%
2015	0.00%	46,837	16.26	761,701	1.30%	-0.03%
2014	0.00%	60,141	16.27	978,360	1.79%	4.74%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.00%	234,111	29.88	6,996,219	1.42%	-11.38%
2017	0.00%	205,096	33.72	6,916,462	0.96%	15.78%
2016	0.00%	238,161	29.13	6,936,976	1.55%	20.29%
2015	0.00%	167,843	24.21	4,064,237	0.94%	-2.53%
2014	0.00%	199,670	24.84	4,960,620	1.25%	9.42%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.00%	134,363	11.69	1,570,934	1.36%	1.39%
2017	0.00%	160,646	11.53	1,852,465	-0.01%	0.42%
2016	0.00%	173,869	11.48	1,996,529	0.00%	0.01%
2015	0.00%	194,977	11.48	2,238,740	0.00%	0.00%
2014	0.00%	215,876	11.48	2,478,704	0.00%	0.00%
NW VIT - NVIT Gov MM Fund: Class V (SAM5)
2018	0.00%	1,813,387	10.20	18,487,651	1.41%	1.44%
2017	0.00%	1,649,553	10.05	16,578,395	0.47%	0.47%
2016	0.00%	2,053,326	10.00	20,539,590	0.03%	0.03%
2015	0.00%	2,328,978	10.00	23,289,780	0.00%	0.00%
2014	0.00%	712,040	10.00	7,120,400	0.00%	0.00%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.00%	159,346	10.02	1,597,400	1.08%	-16.46%
2017	0.00%	162,497	12.00	1,949,871	1.22%	25.77%
2016	0.00%	173,313	9.54	1,653,516	1.51%	-2.12%
2015	0.00%	159,225	9.75	1,552,039	0.74%	-0.49%
2014	0.00%	142,155	9.80	1,392,485	1.06%	-2.04%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.00%	269,242	9.26	2,493,054	4.89%	-17.16%
2017	0.00%	207,424	11.18	2,318,543	2.83%	22.92%
2016	0.00%	145,550	9.09	1,323,525	3.30%	5.23%
2015	0.00%	118,791	8.64	1,026,556	1.32%	-5.12%
2014	0.00%	134,160	9.11	1,221,913	1.81%	-8.92%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.00%	162,755	21.39	3,481,926	0.31%	-3.08%
2017	0.00%	169,828	22.07	3,748,564	0.37%	30.20%
2016	0.00%	167,874	16.95	2,845,895	0.88%	2.19%
2015	0.00%	164,069	16.59	2,721,795	0.49%	3.43%
2014	0.00%	155,659	16.04	2,496,538	0.54%	10.44%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.00%	81,370	17.38	1,413,859	1.47%	-11.58%
2017	0.00%	100,802	19.65	1,980,989	1.46%	14.54%
2016	0.00%	114,685	17.16	1,967,773	2.06%	16.35%
2015	0.00%	92,428	14.75	1,363,034	1.32%	-3.15%
2014	0.00%	81,975	15.23	1,248,212	1.48%	10.52%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.00%	307,725	20.36	6,266,012	0.00%	-6.85%
2017	0.00%	290,871	21.86	6,358,398	0.00%	27.74%
2016	0.00%	193,743	17.11	3,315,561	0.00%	6.47%
2015	0.00%	186,375	16.07	2,995,787	0.00%	-0.18%
2014	0.00%	134,418	16.10	2,164,630	0.00%	4.04%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2018	0.00%	198,222	19.15	3,795,916	1.09%	-13.12%
2017	0.00%	252,510	22.04	5,565,449	1.24%	13.95%
2016	0.00%	260,205	19.34	5,033,056	2.40%	17.72%
2015	0.00%	89,385	16.43	1,468,684	1.80%	-2.75%
2014	0.00%	38,643	16.90	652,904	2.46%	17.15%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.00%	17,653	21.49	379,316	1.04%	-13.15%
2017	0.00%	19,673	24.74	486,749	1.13%	13.84%
2016	0.00%	20,833	21.73	452,792	1.31%	17.59%
2015	0.00%	31,127	18.48	575,312	1.15%	-2.89%
2014	0.00%	33,147	19.03	630,849	1.36%	17.02%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.00%	99,789	22.86	2,281,584	0.00%	-7.94%
2017	0.00%	161,709	24.84	4,016,173	0.00%	24.92%
2016	0.00%	70,801	19.88	1,407,571	0.00%	8.30%
2015	0.00%	63,883	18.36	1,172,651	0.00%	0.76%
2014	0.00%	61,051	18.22	1,112,254	0.00%	2.81%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.00%	98,918	23.54	2,328,309	0.73%	-16.95%
2017	0.00%	91,066	28.34	2,581,040	0.41%	9.06%
2016	0.00%	134,561	25.99	3,496,880	0.91%	25.93%
2015	0.00%	64,145	20.64	1,323,698	0.81%	-6.02%
2014	0.00%	47,076	21.96	1,033,712	0.54%	7.02%
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.00%	82,213	25.50	2,096,811	0.01%	-12.63%
2017	0.00%	82,002	29.19	2,393,852	0.00%	13.49%
2016	0.00%	79,583	25.72	2,047,136	0.36%	22.83%
2015	0.00%	76,956	20.94	1,611,608	0.40%	-1.63%
2014	0.00%	70,495	21.29	1,500,841	0.18%	0.82%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.00%	104,035	17.02	1,770,268	2.87%	-2.34%
2017	0.00%	96,435	17.42	1,680,346	5.19%	6.33%
2016	0.00%	72,441	16.39	1,187,102	3.15%	8.65%
2015	0.00%	65,448	15.08	987,153	1.97%	-2.89%
2014	0.00%	64,007	15.53	994,151	3.18%	3.88%
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)
2018	0.00%	153,885	10.88	1,674,830	3.37%	0.98%
2017	0.00%	38,810	10.78	418,292	2.25%	1.95%
2016	0.00%	30,787	10.57	325,470	2.32%	2.74%
2015	0.00%	20,912	10.29	215,168	1.57%	-0.08%
2014	0.00%	32,592	10.30	335,626	1.31%	0.77%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.00%	4,985	12.04	60,007	2.16%	0.82%
2017	0.00%	5,182	11.94	61,871	1.65%	1.58%
2016	0.00%	5,333	11.75	62,684	1.55%	2.49%
2015	0.00%	5,650	11.47	64,795	1.64%	-0.34%
2014	0.00%	5,939	11.51	68,343	0.66%	0.49%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.00%	329,377	33.57	11,056,606	0.84%	-1.27%
2017	0.00%	333,398	34.00	11,335,816	0.50%	27.31%
2016	0.00%	334,704	26.71	8,938,897	0.84%	3.63%
2015	0.00%	234,159	25.77	6,034,478	0.65%	5.09%
2014	0.00%	236,973	24.52	5,811,049	0.77%	8.80%
NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)
2018	0.00%	1,112,535	16.53	18,391,530	1.74%	-8.66%
2017	0.00%	993,697	18.10	17,983,506	1.99%	18.65%
2016	0.00%	790,126	15.25	12,051,462	2.05%	9.52%
2015	0.00%	589,540	13.93	8,210,097	1.83%	-0.79%
2014	0.00%	430,299	14.04	6,039,978	2.38%	5.13%
NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)
2018	0.00%	506,226	13.86	7,016,543	2.25%	-4.63%
2017	0.00%	447,671	14.53	6,506,186	2.13%	11.27%
2016	0.00%	395,296	13.06	5,163,213	2.36%	6.42%
2015	0.00%	311,255	12.27	3,820,416	2.08%	-0.01%
2014	0.00%	239,612	12.28	2,941,338	2.05%	4.69%
NW VIT - NVIT ID CAF: Class P (NVDCAP)
2018	0.00%	522,057	15.18	7,922,477	2.13%	-6.36%
2017	0.00%	441,936	16.21	7,162,255	2.04%	15.00%
2016	0.00%	381,863	14.09	5,381,693	2.20%	7.95%
2015	0.00%	317,253	13.06	4,141,966	2.07%	-0.39%
2014	0.00%	229,581	13.11	3,009,148	2.31%	5.36%
NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)
2018	0.00%	276,109	12.20	3,367,180	2.43%	-1.62%
2017	0.00%	222,635	12.40	2,759,893	2.28%	5.89%
2016	0.00%	195,147	11.71	2,284,500	2.28%	4.35%
2015	0.00%	175,450	11.22	1,968,377	2.13%	0.45%
2014	0.00%	153,730	11.17	1,716,992	2.26%	4.08%
NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)
2018	0.00%	1,278,961	14.58	18,645,343	2.10%	-5.53%
2017	0.00%	1,222,504	15.43	18,864,904	2.02%	13.16%
2016	0.00%	1,171,083	13.64	15,970,017	2.46%	7.28%
2015	0.00%	900,350	12.71	11,444,797	1.87%	-0.15%
2014	0.00%	955,139	12.73	12,160,047	2.17%	5.31%
NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)
2018	0.00%	3,598,467	15.68	56,423,189	1.96%	-7.61%
2017	0.00%	3,183,912	16.97	54,034,626	2.01%	16.83%
2016	0.00%	2,726,362	14.53	39,604,628	2.23%	8.64%
2015	0.00%	2,194,792	13.37	29,347,626	1.96%	-0.59%
2014	0.00%	1,619,407	13.45	21,781,882	2.23%	5.11%
NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)
2018	0.00%	120,199	13.34	1,603,212	2.25%	-3.58%
2017	0.00%	114,655	13.83	1,586,017	2.02%	9.33%
2016	0.00%	121,562	12.65	1,538,025	2.57%	5.83%
2015	0.00%	88,141	11.95	1,053,702	2.08%	0.16%
2014	0.00%	74,587	11.94	890,242	2.69%	4.88%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.00%	48,780	16.10	785,179	1.82%	-15.69%
2017	0.00%	56,049	19.09	1,070,061	2.08%	22.72%
2016	0.00%	56,090	15.56	872,615	2.19%	1.12%
2015	0.00%	52,105	15.39	801,675	1.85%	-3.90%
2014	0.00%	51,746	16.01	828,480	3.69%	-8.15%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.00%	97,271	23.39	2,275,500	1.79%	-7.26%
2017	0.00%	105,078	25.22	2,650,441	3.18%	18.00%
2016	0.00%	92,314	21.38	1,973,374	2.77%	17.89%
2015	0.00%	86,860	18.13	1,575,057	1.62%	-6.30%
2014	0.00%	82,984	19.35	1,605,920	1.87%	9.17%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.00%	785,456	16.37	12,860,983	1.87%	-3.92%
2017	0.00%	808,062	17.04	13,771,204	2.35%	6.50%
2016	0.00%	717,274	16.00	11,478,301	2.30%	7.35%
2015	0.00%	581,175	14.91	8,663,805	2.94%	-5.36%
2014	0.00%	497,732	15.75	7,839,885	3.25%	28.88%
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
2018	0.00%	10,327	13.57	140,163	1.47%	-10.06%
2017	0.00%	13,557	15.09	204,587	1.45%	17.98%
2016	0.00%	19,110	12.79	244,444	2.35%	11.54%
2015	0.00%	11,510	11.47	131,996	4.05%	-3.00%
2014	0.00%	2,410	11.82	28,493	2.57%	3.34%
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
2018	0.00%	85,195	12.94	1,102,589	1.76%	-7.73%
2017	0.00%	75,731	14.03	1,062,161	1.62%	14.00%
2016	0.00%	68,392	12.30	841,429	1.51%	8.96%
2015	0.00%	64,488	11.29	728,131	2.23%	-1.70%
2014	0.00%	50,922	11.49	584,877	4.29%	2.09%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.00%	429,321	15.43	6,623,998	1.18%	-11.34%
2017	0.00%	464,059	17.40	8,075,992	0.98%	14.18%
2016	0.00%	366,620	15.24	5,587,881	1.46%	20.87%
2015	0.00%	199,927	12.61	2,521,066	1.51%	-4.88%
2014	0.00%	89,884	13.26	1,191,600	1.19%	4.55%
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
2018	0.00%	2,403,505	17.57	42,227,489	1.94%	-4.62%
2017	0.00%	1,967,555	18.42	36,241,814	2.06%	21.53%
2016	0.00%	1,441,302	15.16	21,845,378	2.36%	11.66%
2015	0.00%	819,523	13.57	11,123,741	2.51%	1.16%
2014	0.00%	384,476	13.42	5,158,659	2.94%	13.36%
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.00%	45,141	12.57	567,238	1.56%	1.02%
2017	0.00%	48,450	12.44	602,666	1.44%	0.89%
2016	0.00%	47,033	12.33	579,872	1.24%	1.22%
2015	0.00%	44,126	12.18	537,479	1.37%	0.18%
2014	0.00%	55,145	12.16	670,464	1.73%	0.61%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.00%	2,556	11.64	29,748	0.00%	-6.56%
2017	0.00%	2,482	12.46	30,914	0.00%	24.56%
2016	0.00%	2,297	10.00	22,968	0.00%	4.16%
2015	0.00%	5,594	9.60	53,701	0.00%	-4.00%	****
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.00%	4,417	26.39	116,549	0.48%	-5.73%
2017	0.00%	4,834	27.99	135,299	0.50%	18.43%
2016	0.00%	5,657	23.63	133,696	0.70%	9.86%
2015	0.00%	6,205	21.51	133,483	0.47%	-0.46%
2014	0.00%	8,644	21.61	186,817	0.39%	10.38%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.00%	201,007	18.58	3,735,545	1.00%	-13.18%
2017	0.00%	194,558	21.41	4,164,551	0.87%	36.66%
2016	0.00%	211,761	15.66	3,316,742	1.11%	0.08%
2015	0.00%	211,247	15.65	3,305,980	1.31%	3.94%
2014	0.00%	181,521	15.06	2,732,979	1.12%	2.29%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.00%	311,400	9.38	2,920,039	0.92%	-19.42%
2017	0.00%	152,357	11.64	1,772,913	1.46%	26.29%
2016	0.00%	102,503	9.21	944,473	1.16%	-2.12%
2015	0.00%	44,698	9.41	420,761	0.95%	3.43%
2014	0.00%	5,259	9.10	47,862	0.26%	-8.99%	****
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.00%	98,385	25.04	2,463,107	1.16%	-7.89%
2017	0.00%	101,460	27.18	2,757,541	1.28%	16.91%
2016	0.00%	95,363	23.25	2,216,969	1.05%	11.62%
2015	0.00%	81,978	20.83	1,707,451	1.11%	3.33%
2014	0.00%	114,266	20.16	2,303,290	0.75%	10.70%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.00%	78,676	28.32	2,227,888	0.31%	-10.32%
2017	0.00%	77,458	31.58	2,445,884	0.86%	14.16%
2016	0.00%	73,488	27.66	2,032,766	0.51%	18.05%
2015	0.00%	70,071	23.43	1,641,855	0.92%	-5.90%
2014	0.00%	66,904	24.90	1,665,918	0.84%	11.93%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.00%	47,978	11.06	530,634	4.87%	-4.40%
2017	0.00%	43,130	11.57	498,956	2.30%	6.27%
2016	0.00%	41,201	10.89	448,509	5.08%	6.53%
2015	0.00%	42,312	10.22	432,359	5.97%	-2.26%
2014	0.00%	45,104	10.45	471,547	2.70%	2.84%
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
2018	0.00%	49,023	11.92	584,534	3.11%	-5.41%
2017	0.00%	52,311	12.61	659,392	4.71%	13.54%
2016	0.00%	54,627	11.10	606,461	2.72%	12.93%
2015	0.00%	50,255	9.83	494,046	3.53%	-8.99%
2014	0.00%	43,417	10.80	468,968	5.66%	0.47%
PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)
2018	0.00%	518,063	5.58	2,888,830	2.09%	-14.13%
2017	0.00%	422,955	6.49	2,746,634	10.83%	2.15%
2016	0.00%	273,721	6.36	1,740,064	1.18%	15.16%
2015	0.00%	159,212	5.52	878,918	2.09%	-25.70%
2014	0.00%	15,319	7.43	113,826	0.42%	-25.70%	****
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
2018	0.00%	109,619	13.15	1,441,304	6.04%	-3.98%
2017	0.00%	63,546	13.69	870,114	1.68%	10.85%
2016	0.00%	59,943	12.35	740,475	1.21%	3.01%
2015	0.00%	60,781	11.99	728,915	1.51%	-7.08%
2014	0.00%	71,102	12.91	917,683	2.10%	0.40%
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
2018	0.00%	381,871	12.97	4,952,360	1.96%	0.34%
2017	0.00%	320,821	12.93	4,146,637	1.34%	1.35%
2016	0.00%	299,290	12.75	3,816,695	1.49%	1.41%
2015	0.00%	292,515	12.58	3,678,571	3.45%	0.31%
2014	0.00%	311,781	12.54	3,908,779	1.14%	0.85%
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
2018	0.00%	578,659	12.19	7,053,872	2.55%	-0.54%
2017	0.00%	627,442	12.26	7,689,732	2.02%	4.92%
2016	0.00%	505,653	11.68	5,906,439	2.07%	2.69%
2015	0.00%	440,626	11.38	5,012,259	5.51%	0.44%
2014	0.00%	293,604	11.33	3,325,356	2.35%	4.27%
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.00%	8,085	12.94	104,656	0.75%	-4.34%
2017	0.00%	6,810	13.53	92,147	0.33%	13.11%
2016	0.00%	6,093	11.96	72,889	0.30%	4.34%
2015	0.00%	5,234	11.47	60,010	0.13%	-5.82%
2014	0.00%	2,097	12.17	25,528	0.05%	3.95%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	0.00%	2,751	9.49	26,103	5.57%	-5.12%	****
Putnam VT - Putnam VT Intnl Value Fund: Class IA (PVIVIA)
2018	0.00%	3,606	8.84	31,889	0.43%	-17.38%
2017	0.00%	252	10.70	2,697	0.00%	7.03%	****
Putnam VT - Putnam VT Equity Income Fund: Class IA (PVEIIA)
2018	0.00%	21,350	10.12	216,047	0.05%	-8.27%
2017	0.00%	61	11.03	673	0.00%	10.32%	****
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.00%	68,812	10.43	718,051	0.00%	-5.07%
2017	0.00%	63,000	10.99	692,546	0.00%	3.67%
2016	0.00%	41,437	10.60	439,364	0.10%	-0.48%
2015	0.00%	33,423	10.65	356,113	0.63%	1.85%
2014	0.00%	23,012	10.46	240,736	0.00%	4.66%
T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)
2018	0.00%	569,300	28.43	16,182,809	0.00%	1.11%
2017	0.00%	482,396	28.11	13,562,105	0.00%	27.58%
2016	0.00%	459,805	22.04	10,132,190	0.00%	-10.48%
2015	0.00%	410,034	24.62	10,093,566	0.00%	12.76%
2014	0.00%	306,853	21.83	6,698,898	0.00%	31.57%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.00%	34,267	39.17	1,342,151	0.00%	0.86%
2017	0.00%	42,132	38.83	1,636,163	0.00%	27.31%
2016	0.00%	36,976	30.50	1,127,938	0.00%	-10.72%
2015	0.00%	53,571	34.17	1,830,282	0.00%	12.47%
2014	0.00%	53,615	30.38	1,628,684	0.00%	31.22%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.00%	338,228	5.92	2,003,153	0.00%	-28.28%
2017	0.00%	318,061	8.26	2,626,353	0.00%	-1.70%
2016	0.00%	328,844	8.40	2,762,306	0.36%	43.71%
2015	0.00%	325,022	5.85	1,899,807	0.03%	-33.45%
2014	0.00%	247,769	8.78	2,176,042	0.08%	-19.10%
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2018	0.00%	20,914	11.60	242,672	1.28%	-4.75%
2017	0.00%	19,898	12.18	242,401	0.44%	15.70%
2016	0.00%	17,399	10.53	183,202	0.93%	2.36%
2015	0.00%	10,519	10.29	108,206	0.00%	-0.71%
2014	0.00%	680	10.36	7,045	1.15%	3.60%	****
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
2018	0.00%	20,269	11.46	232,334	0.97%	-4.00%
2017	0.00%	18,201	11.94	217,326	0.45%	13.80%
2016	0.00%	16,308	10.49	171,111	0.57%	1.81%
2015	0.00%	11,607	10.31	119,618	0.00%	-0.43%
2014	0.00%	8,102	10.35	83,854	1.40%	3.50%	****
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.00%	685,219	13.57	9,295,255	1.76%	-5.44%
2017	0.00%	775,408	14.35	11,123,674	1.58%	18.27%
2016	0.00%	829,304	12.13	10,058,879	0.58%	-2.57%
2015	0.00%	883,083	12.45	10,993,504	0.36%	-8.35%
2014	0.00%	788,389	13.58	10,708,359	0.47%	-5.26%
Ivy VIP - Balanced: Class II (WRBP)
2018	0.00%	26,574	18.79	499,304	1.64%	-3.24%
2017	0.00%	26,009	19.42	505,051	1.61%	11.37%
2016	0.00%	25,157	17.44	438,640	1.23%	2.03%
2015	0.00%	21,048	17.09	359,696	0.90%	-0.32%
2014	0.00%	20,054	17.15	343,827	0.85%	7.57%
Ivy VIP - Corporate Bond: Class II (WRBDP)
2018	0.00%	54,681	14.30	781,779	2.11%	-1.90%
2017	0.00%	55,687	14.57	811,608	1.59%	4.01%
2016	0.00%	53,743	14.01	753,046	2.37%	4.03%
2015	0.00%	54,763	13.47	737,588	2.92%	0.20%
2014	0.00%	57,305	13.44	770,279	3.81%	4.34%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Core Equity: Class II (WRCEP)
2018	0.00%	41,351	22.98	950,371	0.48%	-4.51%
2017	0.00%	43,740	24.07	1,052,761	0.44%	20.75%
2016	0.00%	39,895	19.93	795,194	0.44%	3.74%
2015	0.00%	37,756	19.21	725,440	0.36%	-0.69%
2014	0.00%	35,630	19.35	689,372	0.49%	9.68%
Ivy VIP - Global Equity Income: Class II (WRDIV)
2018	0.00%	38,681	16.50	638,113	1.63%	-11.68%
2017	0.00%	40,229	18.68	751,394	1.25%	15.56%
2016	0.00%	40,070	16.16	647,647	1.25%	6.95%
2015	0.00%	41,769	15.11	631,213	1.29%	-2.06%
2014	0.00%	44,520	15.43	686,904	1.16%	9.84%
Ivy VIP - Energy: Class II (WRENG)
2018	0.00%	38,743	5.98	231,489	0.00%	-34.14%
2017	0.00%	39,794	9.07	361,003	0.82%	-12.64%
2016	0.00%	35,294	10.38	366,522	0.14%	34.55%
2015	0.00%	33,949	7.72	262,020	0.06%	-22.14%
2014	0.00%	27,758	9.91	275,166	0.00%	-10.56%
Ivy VIP - GB: Class II (WRGBP)
2018	0.00%	8,210	11.70	96,017	2.86%	-0.18%
2017	0.00%	7,453	11.72	87,318	2.65%	4.27%
2016	0.00%	6,312	11.24	70,924	3.39%	7.04%
2015	0.00%	4,841	10.50	50,819	3.63%	-2.65%
2014	0.00%	5,281	10.78	56,950	2.14%	0.18%
Ivy VIP - Natural Resources: Class II (WRGNR)
2018	0.00%	105,086	4.86	510,318	0.31%	-23.23%
2017	0.00%	105,081	6.33	664,713	0.13%	2.97%
2016	0.00%	98,985	6.14	608,101	0.69%	23.81%
2015	0.00%	98,330	4.96	487,905	0.10%	-22.39%
2014	0.00%	86,252	6.39	551,472	0.00%	-13.04%
Ivy VIP - Growth: Class II (WRGP)
2018	0.00%	40,236	25.56	1,028,367	0.03%	2.28%
2017	0.00%	40,853	24.99	1,020,823	0.25%	29.34%
2016	0.00%	39,645	19.32	765,929	0.02%	1.22%
2015	0.00%	42,679	19.09	814,572	0.11%	7.17%
2014	0.00%	37,725	17.81	671,857	0.40%	11.81%
Ivy VIP - High Income: Class II (WRHIP)
2018	0.00%	168,586	21.49	3,623,061	6.42%	-2.11%
2017	0.00%	168,597	21.96	3,701,581	5.56%	6.68%
2016	0.00%	161,734	20.58	3,328,616	7.47%	16.19%
2015	0.00%	175,522	17.71	3,109,144	6.21%	-6.50%
2014	0.00%	175,721	18.95	3,329,223	4.46%	1.90%
Ivy VIP - Global Growth: Class II (WRIP)
2018	0.00%	36,980	15.21	562,394	0.48%	-6.27%
2017	0.00%	38,940	16.23	631,817	0.05%	24.52%
2016	0.00%	38,030	13.03	495,537	0.22%	-3.04%
2015	0.00%	39,844	13.44	535,443	0.43%	3.39%
2014	0.00%	39,416	13.00	512,304	2.08%	0.96%
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
2018	0.00%	45,484	13.65	620,724	1.45%	-17.81%
2017	0.00%	35,485	16.60	589,218	1.39%	23.15%
2016	0.00%	32,614	13.48	439,727	1.33%	1.08%
2015	0.00%	33,339	13.34	444,685	1.31%	-0.94%
2014	0.00%	33,062	13.46	445,162	2.46%	1.44%
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
2018	0.00%	4,482	11.14	49,946	1.67%	0.78%
2017	0.00%	3,374	11.06	37,307	1.58%	1.40%
2016	0.00%	2,904	10.90	31,667	1.49%	1.94%
2015	0.00%	2,057	10.70	22,003	1.78%	0.87%
2014	0.00%	1,038	10.60	11,007	0.61%	0.97%
Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)
2017	0.00%	15,010	22.05	330,953	0.00%	8.83%
2016	0.00%	14,166	20.26	287,007	0.00%	13.29%
2015	0.00%	14,352	17.88	256,658	0.00%	-9.16%
2014	0.00%	14,079	19.69	277,165	0.00%	-1.74%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.00%	62,810	28.32	1,779,040	0.00%	-0.06%
2017	0.00%	79,195	28.34	2,244,430	0.00%	26.89%
2016	0.00%	80,928	22.33	1,807,436	0.00%	6.12%
2015	0.00%	78,294	21.05	1,647,831	0.00%	-5.78%
2014	0.00%	76,723	22.34	1,713,817	0.00%	7.87%
Ivy VIP - Gov MM: Class II (WRMMP)
2018	0.00%	18,277	10.42	190,427	1.49%	1.52%
2017	0.00%	22,369	10.26	229,563	0.58%	0.59%
2016	0.00%	21,205	10.20	216,350	0.12%	0.13%
2015	0.00%	21,435	10.19	218,415	0.02%	0.02%
2014	0.00%	24,098	10.19	245,499	0.02%	0.02%
Ivy VIP - PF Aggressive: Class II (WRPAP)
2018	0.00%	75,661	19.32	1,461,871	1.76%	-4.27%
2017	0.00%	70,963	20.18	1,432,191	0.89%	19.83%
2016	0.00%	71,542	16.84	1,204,894	1.49%	4.80%
2015	0.00%	71,509	16.07	1,149,131	2.66%	0.34%
2014	0.00%	54,841	16.02	878,300	0.83%	4.86%
Ivy VIP - PF Conservative: Class II (WRPCP)
2018	0.00%	17,388	15.89	276,317	1.21%	-1.93%
2017	0.00%	19,521	16.20	316,308	0.75%	10.51%
2016	0.00%	25,268	14.66	370,495	1.16%	2.84%
2015	0.00%	24,921	14.26	355,308	1.15%	0.45%
2014	0.00%	22,646	14.19	321,424	1.06%	3.39%
Ivy VIP - PF Moderate: Class II (WRPMP)
2018	0.00%	226,516	17.43	3,948,570	1.40%	-3.90%
2017	0.00%	226,959	18.14	4,116,923	0.75%	14.69%
2016	0.00%	224,105	15.82	3,544,318	1.26%	3.64%
2015	0.00%	211,475	15.26	3,226,948	1.66%	0.32%
2014	0.00%	194,879	15.21	2,964,257	1.01%	4.24%
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
2018	0.00%	342,546	18.21	6,238,919	1.71%	-4.71%
2017	0.00%	330,943	19.11	6,325,285	0.80%	16.72%
2016	0.00%	305,075	16.38	4,995,693	1.57%	4.52%
2015	0.00%	273,926	15.67	4,291,702	2.27%	0.06%
2014	0.00%	233,464	15.66	3,655,574	0.99%	4.61%
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
2018	0.00%	27,890	16.75	467,074	1.19%	-2.67%
2017	0.00%	25,929	17.21	446,129	0.81%	12.77%
2016	0.00%	26,886	15.26	410,226	1.26%	3.10%
2015	0.00%	26,953	14.80	398,882	1.51%	0.33%
2014	0.00%	28,051	14.75	413,773	0.95%	3.88%
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
2018	0.00%	13,237	18.31	242,405	1.52%	-5.57%
2017	0.00%	12,914	19.39	250,445	1.32%	5.39%
2016	0.00%	13,098	18.40	241,032	1.04%	4.26%
2015	0.00%	13,130	17.65	231,737	1.00%	4.78%
2014	0.00%	16,165	16.84	272,280	0.99%	30.17%
Ivy VIP - Science and Technology: Class II (WRSTP)
2018	0.00%	55,809	28.74	1,604,025	0.00%	-5.23%
2017	0.00%	57,612	30.33	1,747,311	0.00%	32.12%
2016	0.00%	59,608	22.96	1,368,386	0.00%	1.54%
2015	0.00%	54,747	22.61	1,237,707	0.00%	-2.88%
2014	0.00%	49,900	23.28	1,161,570	0.00%	2.91%
Ivy VIP - Small Cap Growth: Class II (WRSCP)
2018	0.00%	41,999	21.01	882,565	0.37%	-4.11%
2017	0.00%	27,598	21.92	604,822	0.00%	23.12%
2016	0.00%	25,978	17.80	462,423	0.00%	2.91%
2015	0.00%	27,893	17.30	482,448	0.00%	1.88%
2014	0.00%	24,056	16.98	408,393	0.00%	1.59%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Small Cap Core: Class II (WRSCV)
2018	0.00%	11,116	23.83	264,939	0.11%	-10.49%
2017	0.00%	11,906	26.63	317,010	0.00%	13.73%
2016	0.00%	12,660	23.41	296,402	0.40%	28.88%
2015	0.00%	13,964	18.17	253,676	0.09%	-5.58%
2014	0.00%	14,649	19.24	281,862	0.09%	7.05%
Ivy VIP - Value: Class II (WRVP)
2018	0.00%	15,629	21.59	337,410	1.99%	-7.24%
2017	0.00%	16,590	23.27	386,094	1.41%	12.49%
2016	0.00%	15,404	20.69	318,678	1.17%	11.14%
2015	0.00%	15,954	18.61	296,974	0.76%	-3.91%
2014	0.00%	13,733	19.37	266,046	1.06%	10.94%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.00%	52,819	33.88	1,789,245	0.00%	1.31%
2017	0.00%	49,488	33.44	1,654,734	0.00%	25.86%
2016	0.00%	37,321	26.57	991,523	0.00%	7.75%
2015	0.00%	34,719	24.66	856,078	0.00%	-2.88%
2014	0.00%	39,011	25.39	990,453	0.00%	-1.88%
MFS(R) VIT - MFS Investors Growth Stock Series: Initial Class (obsolete) (MIGIC)
2014	0.00%	460	21.46	9,871	0.31%	11.45%
FID VIPs Fund - VIP Overseas Portfolio: SC R (obsolete) (FOSR)
2014	0.00%	121,476	16.56	2,011,061	1.30%	-8.18%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.00%	104,079	15.81	1,645,914	0.34%	4.67%
2014	0.00%	106,354	15.11	1,606,880	0.40%	11.33%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.00%	1,750	16.13	28,219	0.00%	3.47%

2018	Contract Owners’ Equity:				$862,674,617
2017	Contract Owners’ Equity:				$867,345,870
2016	Contract Owners’ Equity:				$676,479,788
2015	Contract Owners’ Equity:				$534,651,674
2014	Contract Owners’ Equity:				$448,131,939
*

This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.

****

Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements (“financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X to comply with the filing instructions for the Securities and Exchange Commission’s Form N-6. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

April 9, 2019

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2018 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2018	2017
Admitted assets
Invested assets
Bonds	$17,837,143	$13,184,534
Stocks	8,505	6,757
Mortgage loans, net of allowance	4,523,323	3,402,070
Policy loans	103,546	84,568
Derivative assets	473,323	803,455
Cash, cash equivalents and short-term investments	685,683	943,406
Securities lending collateral assets	94,468	92,694
Other invested assets	346,058	210,808

Total invested assets	$24,072,049	$18,728,292
Accrued investment income	190,621	146,148
Current federal income tax recoverable	54,737	—
Other assets	84,026	81,012
Separate account assets	1,527,794	1,652,825

Total admitted assets	$25,929,227	$20,608,277

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$20,838,507	$15,678,680
Policyholders dividend accumulation	158	139
Short-term debt	385,895	—
Asset valuation reserve	149,945	102,882
Other policyholder funds	1,276	1,517
Funds held under coinsurance	992,502	951,259
Current federal income taxes payable	—	47,627
Securities Lending Payable	94,300	92,603
Other liabilities	602,295	872,243
Accrued transfers from separate accounts	(131,156)	(131,068)
Separate account liabilities	1,527,794	1,652,825

Total liabilities	$24,461,516	$19,268,707

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2,640	$2,640
Additional paid-in capital	2,630,625	2,065,625
Unassigned deficit	(1,165,554)	(728,695)

Total capital and surplus	$1,467,711	$1,339,570

Total liabilities, capital and surplus	$25,929,227	$20,608,277

See accompanying notes to statutory financial statements.

3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2018	2017	2016
Revenues
Premiums and annuity considerations	$6,338,911	$5,656,427	$3,565,161
Net investment income	782,705	582,676	439,481
Amortization of interest maintenance reserve	(4,128)	(3,204)	(1,221)
Commissions and expense allowances on reinsurance ceded	44,986	45,421	44,313
Reserve adjustment on reinsurance ceded	(345,233)	(545,998)	(232,194)
Other revenues	176,779	159,002	146,046

Total revenues	$6,994,020	$5,894,324	$3,961,586

Benefits and expenses
Benefits to policyholders and beneficiaries	$683,036	$404,663	$290,402
Increase in reserves for future policy benefits and claims	5,136,738	4,843,748	3,046,064
Net transfers to separate accounts	56,281	71,602	74,685
Commissions	688,643	627,187	494,703
Dividends to policyholders	720	759	735
Other expenses	363,229	331,334	294,020

Total benefits and expenses	$6,928,647	$6,279,293	$4,200,609

Income (loss) before federal income tax (benefit) expense and net realized capital gains on investments	$65,373	$(384,969)	$(239,023)
Federal income tax (benefit) expense	(72,315)	37,877	(8,584)

Income (loss) before net realized capital gains on investments	$137,688	$(422,846)	$(230,439)
Net realized capital gains on investments, net of federal income tax expense (benefit) of $2,669, $3,160 and $(4,176) in 2018, 2017 and 2016, respectively, and excluding $(1,116), $(3,363) and $(10,457) of net realized capital losses transferred to the interest maintenance reserve in 2018, 2017 and 2016, respectively	92,317	146,583	3,796

Net income (loss)	$230,005	$(276,263)	$(226,643)

See accompanying notes to statutory financial statements.

4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2015	$2,640	$1,275,625	$(543,218)	$735,047
Capital contribution from Nationwide Life Insurance Company	—	390,000	—	390,000
Net loss	—	—	(226,643)	(226,643)
Change in asset valuation reserve	—	—	(17,068)	(17,068)
Change in deferred income taxes	—	—	(33,748)	(33,748)
Change in nonadmitted assets	—	—	61,478	61,478
Change in liability for reinsurance in unauthorized companies			(241)	(241)
Change in net unrealized capital gains and losses, net of tax expense of $50,645	—	—	94,056	94,056
Correction of errors (Note 2)	—	—	(21,080)	(21,080)
Aggregate write-ins for losses in surplus	—	—	(13,553)	(13,553)

Balance as of December 31, 2016	$2,640	$1,665,625	$(700,017)	$968,248
Capital contribution from Nationwide Life Insurance Company	—	400,000	—	400,000
Net loss	—	—	(276,263)	(276,263)
Change in asset valuation reserve	—	—	(27,203)	(27,203)
Change in deferred income taxes	—	—	50,290	50,290
Change in nonadmitted assets	—	—	(19,635)	(19,635)
Change in liability for reinsurance in unauthorized companies	—	—	241	241
Change in net unrealized capital gains and losses, net of tax expense of $50,290	—	—	260,316	260,316
Aggregate write-ins for losses in surplus	—	—	(16,424)	(16,424)

Balance as of December 31, 2017	$2,640	$2,065,625	$(728,695)	$1,339,570
Capital contribution from Nationwide Life Insurance Company	—	565,000	—	565,000
Net income	—	—	230,005	230,005
Change in asset valuation reserve	—	—	(47,063)	(47,063)
Change in deferred income taxes	—	—	(121,296)	(121,296)
Change in nonadmitted assets	—	—	(24,894)	(24,894)
Change in liability for reinsurance in unauthorized companies	—	—	—	—
Change in net unrealized capital gains and losses, net of tax benefit of $(121,296)	—	—	(454,481)	(454,481)
Aggregate write-ins for losses in surplus	—	—	(19,130)	(19,130)

Balance as of December 31, 2018	$2,640	$2,630,625	$(1,165,554)	$1,467,711

See accompanying notes to statutory financial statements.

5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities
Premiums collected, net of reinsurance	$6,335,357	$5,653,679	$3,564,764
Net investment income	747,901	564,948	422,416
Other revenue	221,766	204,453	190,350
Policy benefits and claims paid	(1,009,436)	(951,220)	(502,145)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,050,435)	(957,090)	(790,198)
Net transfers to separate accounts	(56,368)	(74,047)	(81,818)
Policyholders’ dividends paid	(749)	(780)	(765)
Federal income taxes (paid) recovered	(32,718)	26,894	79,461

Net cash provided by operating activities	$5,155,318	$4,466,837	$2,882,065

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$691,111	$721,099	$454,964
Mortgage loans	102,405	62,987	88,864
Other invested assets	18,564	480,385	308,290

Investment proceeds	$812,080	$1,264,471	$852,118

Cost of investments acquired
Bonds	$(5,390,102)	$(4,391,688)	$(2,792,417)
Stocks	(2,526)	(3,213)	—
Mortgage loans	(1,222,136)	(1,137,055)	(1,018,785)
Derivative assets	(118,874)	(54,563)	(78,034)
Other invested assets	(413,810)	(128,374)	(74,213)

Investments acquired	$(7,147,448)	$(5,714,893)	$(3,963,449)

Net increase in policy loans	(18,960)	(20,675)	(11,930)

Net cash used in investing activities	$(6,354,328)	$(4,471,097)	$(3,123,261)

Cash flows from financing activities and miscellaneous sources
Capital contribution from Nationwide Life Insurance Company	$565,000	$400,000	$390,000
Net change in short-term debt	385,895	—	—
Net change in deposits on deposit-type contract funds and other insurance liabilities	606	(372)	7
Other cash (used) provided	(10,214)	141,528	14,052

Net cash provided by financing activities and miscellaneous sources	$941,287	$541,156	$404,059

Net (decrease) increase in cash, cash equivalents and short-term investments	$(257,723)	$536,896	$162,863
Cash, cash equivalents and short-term investments at beginning of year	943,406	406,510	243,647

Cash, cash equivalents and short-term investments at end of year	$685,683	$943,406	$406,510

Supplemental disclosure of non cash activity
Exchange of bond investment to bond investment	$349,219	$107,137	$84,946
Tax credit commitment liabilities	1,079	958	1,280
Capitalized interest on mortgage loans	3,160	1,332	729
Capitalized interest on bonds	—	—	17
Exchange of bond investment to equity investment	—	4,267	—

See accompanying notes to statutory financial statements.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, independent marketing organizations, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. NMIC has announced it will transition away from utilizing the exclusive agent model by 2020.

The Company’s wholly owned, admitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a Vermont domiciled special purpose financial insurance company established for the purpose of assuming certain universal life and term life insurance policies from NLAIC.

The Company’s wholly owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), offers a securities-based lending product. This revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Accounting Changes and Corrections of Errors

During 2016, the Company identified and corrected an error in its cash surrender value calculation for certain indexed universal life and variable universal life insurance policies that include a specific benefit rider option that reduces surrender charges for the first four policy years in exchange for an extended commission chargeback schedule. The Company reported the inception-to-date change through December 31, 2015, an increase in future policy benefits and claims of $16,300 with a related deferred tax benefit of $5,705, as an adjustment to unassigned deficit as it was deemed a correction of an error.

During 2016, the Company identified and changed an intercompany commission expense allocation with its parent company impacting several life insurance and annuity products. The Company reported the change impacting the years 2013 through 2015, an increase in commission expense of $16,131 with a related current tax benefit of $5,646, as an adjustment to unassigned deficit as it was deemed a correction of an error.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) at net admitted value which increased the subsidiary’s valuation, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus by $67,000 and $56,000 as of December 31, 2018 and 2017, respectively.

There was no difference in the Company’s net income as a result of this permitted practice. A reconciliation of the Company’s capital and surplus between the National Association of Insurance Commissioners Accounting Practices and Procedures manual (“NAIC SAP”) and this permitted practice is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	As of December 31, 2018	As of December 31, 2017
Capital and Surplus
Statutory Capital and Surplus			OH	$1,467,710	$1,339,570
State Permitted Practice:
Subsidiary valuation	20	3	VT	(67,000)	(56,000)

Statutory Capital and Surplus, NAIC SAP				$1,400,710	$1,283,570

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•

Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	policy acquisition costs on successful acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are credited or charged directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory mortality and interest requirements without the consideration of withdrawals.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

•	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act of 2017, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1980 Commissioner’s Standard Ordinary (“CSO”) table at an interest rate of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For an immaterial amount of variable universal life contracts issued in 2017 and 2018, the Company has calculated its reserves under Valuation Manual (“VM”) 20: Requirements for Principle-Based Reserves for Life Products.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The Company has calculated its reserves for fixed annuity products with indexed crediting options, including those with withdrawal benefits, under Actuarial Guideline XXXIII “Determining CARVM Reserves for Annuity Contracts with Elective Benefits” and Actuarial Guideline XXXV “The Application of the Commissioners Annuity Reserve Method to Equity Indexed Annuities”.

As of December 31, 2018 and 2017, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investment in subsidiary. The investment in the Company’s wholly owned admitted subsidiary, Olentangy, and the Company’s wholly owned nonadmitted subsidiary, NWSBL, is recorded using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory capital and surplus, adjusted to report investments in surplus notes separately. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. Investments in affiliated companies are included in other invested assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of investments in partnerships, limited liability companies and joint ventures. These investments are reported using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. Effective January 1, 2014, the Company changed its amortization method from the seriatim method to the grouped method on a prospective basis. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. The IMR liability as of December 31, 2013 continues to be amortized over the remaining life of each bond and mortgage loan under the seriatim basis. Under the seriatim basis, an amortization schedule was calculated for each disposed bond or mortgage loan using the capital gain or loss, net of capital gains tax.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Subsequent Events

The Company evaluated subsequent events through April 9, 2019, the date the statutory financial statements were issued.

14

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Effective March 13, 2019, the Company became a member of the Federal Home Loan Bank of Cincinnati (“FHLB”). As part of the arrangement, NLAIC purchased $25,000 of membership stock with the FHLB on March 20, 2019. Through its membership with the FHLB, the Company has entered into agreements to obtain short-term borrowings and cash advances under a funding agreement program.

Under the borrowing agreement with the FHLB, which expires on March 20, 2020, the Company has access to borrow up to $300,000 from the FHLB. Funds obtained from the FHLB under the borrowing agreement will be used in general operations and accounted for as short-term debt under Statements of Statutory Accounting Principles (“SSAP”) No. 15 – Debt and Holding Company Obligations.

NLAIC will share, with NLIC, in NLIC’s existing funding agreement program with the FHLB. NLIC’s Board of Directors has authorized the issuance of funding agreements up to $4,000,000 to the FHLB in exchange for cash advances, which are collateralized by pledged securities. These funds will be used in an investment spread lending strategy, consistent with its other investment spread operations. As such, the Company will apply SSAP No. 52 – Deposit-Type Contracts accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations. During March 2019, the Company issued a $50,000 funding agreement to the FHLB, purchased an additional $1,000 of FHLB capital stock and pledged $64,900 of collateral to the FHLB.

On February 25, 2019, the Company received a capital contribution of $150,000 from NLIC.

15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$12,865,212	$—	$—	$12,865,212	80.92%
At book value less current surrender charge of 5% or more	1,099,915	—	—	1,099,915	6.92%
At fair value	6,087	—	353,094	359,181	2.26%

Total with market value adjustment or at fair value	$13,971,214	$—	$353,094	$14,324,308	90.10%
At book value without adjustment (minimal or no charge or adjustment)	1,533,036	—	—	1,533,036	9.64%
Not subject to discretionary withdrawal	39,641	—	774	40,415	0.26%

Total, gross	$15,543,891	$—	$353,868	$15,897,759	100.00%
Less: Reinsurance ceded	95,195	—	—	95,195

Total, net	$15,448,696	$—	$353,868	$15,802,564

December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$8,734,837	$—	$—	$8,734,837	73.95%
At book value less current surrender charge of 5% or more	744,511	—	—	744,511	6.30%
At fair value	6,225	—	431,014	437,239	3.70%

Total with market value adjustment or at fair value	$9,485,573	$—	$431,014	$9,916,587	83.96%
At book value without adjustment (minimal or no charge or adjustment)	1,854,927	—	—	1,854,927	15.70%
Not subject to discretionary withdrawal	38,963	—	893	39,856	0.34%

Total, gross	$11,379,463	$—	$431,907	$11,811,370	100.00%
Less: Reinsurance ceded	105,847	—	—	105,847

Total, net	$11,273,616	$—	$431,907	$11,705,523

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$15,422,575	$11,247,866
Supplemental contracts with life contingencies, net	8,628	8,864
Deposit-type contracts	17,492	16,886

Subtotal	$15,448,695	$11,273,616
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	353,677	431,678
Other contract deposit funds	192	229

Subtotal	$353,869	$431,907

Total annuity actuarial reserves and deposit fund liabilities, net	$15,802,564	$11,705,523

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2018		December 31, 2017
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$354,111	$—	$432,095	$—
Life insurance	1,173,683	—	1,220,730	—

Total	$1,527,794	$—	$1,652,825	$—

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account as of the dates indicated:

(in thousands)	Total paid toward separate account guarantees	Risk charges paid to general account
2018	$147	$417
2017	$355	$434
2016	$108	$430
2015	$67	$492
2014	$199	$535

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2018
Premiums, considerations or deposits	$—	$—	$—	$164,744	$164,744

Reserves				164,744
For accounts with assets at:
Fair value	$—	$—	$—	$1,396,705	$1,396,705

Total reserves	$—	$—	$—	$1,396,705	$1,396,705

By withdrawal characteristics:
At fair value	—	—	—	1,395,932	1,395,932

Subtotal	$—	$—	$—	$1,395,932	$1,395,932
Not subject to discretionary withdrawal	—	—	—	773	773

Total reserves[1]	$—	$—	$—	$1,396,705	$1,396,705

1

The total reserves balance does not equal the liabilities related to separate accounts of $1,527,794 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $131,089, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2017
Premiums, considerations or deposits	$—	$—	$—	$150,298	$150,298

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$1,521,780	$1,521,780

Total reserves	$—	$—	$—	$1,521,780	$1,521,780

By withdrawal characteristics:
At fair value	—	—	—	1,520,887	1,520,887

Subtotal	$—	$—	$—	$1,520,887	$1,520,887
Not subject to discretionary withdrawal	—	—	—	893	893

Total reserves[1]	$—	$—	$—	$1,521,780	$1,521,780

1

The total reserves balance does not equal the liabilities related to separate accounts of $1,652,825 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $131,045, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	2016
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$164,744	$150,298	$160,523
Transfers from separate accounts	118,818	85,756	88,185

Net transfers to separate accounts	$45,926	$64,542	$72,338
Reconciling adjustments:
Exchange accounts offsetting in the general account	10,380	6,911	6,473
Other miscellaneous adjustments not included in the general account balance	(25)	149	193
Cash surrender value reserve correction recorded to general account	—	—	(4,319)

Transfers as reported in the statutory statements of operations	$56,281	$71,602	$74,685

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2018
Bonds:
U.S. Government	$7,165	$337	$—	$7,502
States, territories and possessions	121,139	4,713	786	125,066
Political subdivisions	97,023	1,404	970	97,457
Special revenues	1,087,645	47,226	8,462	1,126,409
Industrial and miscellaneous	15,221,232	110,980	520,935	14,811,277
Loan-backed and structured securities	1,302,939	12,959	20,356	1,295,542

Total bonds	$17,837,143	$177,619	$551,509	$17,463,253

Common stocks	8,505	—	—	8,505

Total bonds and stocks	$17,845,648	$177,619	$551,509	$17,471,758

December 31, 2017
Bonds:
U.S. Government	$7,546	$565	$—	$8,111
States, territories and possessions	61,491	8,017	—	69,508
Political subdivisions	79,710	3,463	—	83,173
Special revenues	859,386	72,777	1,672	930,491
Industrial and miscellaneous	11,235,107	481,969	60,101	11,656,975
Loan-backed and structured securities	941,294	19,424	6,911	953,807

Total bonds	$13,184,534	$586,215	$68,684	$13,702,065

Common stocks	6,757	—	—	6,757

Total bonds and stocks	$13,191,291	$586,215	$68,684	$13,708,822

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $5,364 and $5,374 as of December 31, 2018 and 2017, respectively.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$225,896	$226,542
Due after one year through five years	1,337,763	1,335,642
Due after five years through ten years	8,311,954	8,099,185
Due after ten years	6,658,591	6,506,342

Total bonds excluding loan-backed and structured securities	$16,534,204	$16,167,711
Loan-backed and structured securities	1,302,939	1,295,542

Total bonds	$17,837,143	$17,463,253

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2018
Bonds:
U.S. Government	$118	$—	$—	$—	$118	$—
States, territories and possessions	57,458	786	—	—	57,458	786
Political subdivisions	38,455	970	—	—	38,455	970
Special revenues	292,258	4,780	92,161	3,682	384,419	8,462
Industrial and miscellaneous	8,878,353	377,880	1,928,417	170,713	10,806,770	548,593
Loan-backed and structured securities	621,355	10,630	239,159	9,964	860,514	20,594

Total bonds	$9,887,997	$395,046	$2,259,737	$184,359	$12,147,734	$579,405

Common stocks	103	56	—	—	103	56

Total bonds and stocks	$9,888,100	$395,102	$2,259,737	$184,359	$12,147,837	$579,461

December 31, 2017
Bonds:
Political subdivisions	$—	$—	$—	$—	$—	$—
Special revenues	38,088	454	56,907	1,220	94,995	1,674
Industrial and miscellaneous	1,214,005	17,196	1,031,948	45,320	2,245,953	62,516
Loan-backed and structured securities	235,740	1,152	82,493	5,996	318,233	7,148

Total bonds	$1,487,833	$18,802	$1,171,348	$52,536	$2,659,181	$71,338

Common stocks	126	33	—	—	126	33

Total bonds and stocks	$1,487,959	$18,835	$1,171,348	$52,536	$2,659,307	$71,371

As of December 31, 2018, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018 and 2017.

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Amortized cost:
Loans with non-specific reserves	$4,539,306	$3,415,120
Loans with specific reserves	757	881

Total amortized cost	$4,540,063	$3,416,001

Valuation allowance:
Non-specific reserves	$16,530	$13,721
Specific reserves	210	210

Total valuation allowance	$16,740	$13,931

Mortgage loans, net of allowance	$4,523,323	$3,402,070

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Balance at beginning of year	$13,931	$9,102	$5,155
Current period provision[1]	2,809	4,829	3,947

Balance at end of year	$16,740	$13,931	$9,102

1	Includes specific reserve provisions and all changes in non-specific reserves.

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in thousands)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$1,451,089	$40,537	$1,491,626	$1,469,989	$21,637	$1,491,626
Industrial	922,669	—	922,669	922,669	—	922,669
Office	856,196	—	856,196	852,994	3,202	856,196
Retail	1,103,538	6,485	1,110,023	1,110,023	—	1,110,023
Other	159,549	—	159,549	159,549	—	159,549

Total	$4,493,041	$47,022	$4,540,063	$4,515,224	$24,839	$4,540,063

Weighted average DSC ratio	2.05	1.28	2.04	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	92%	61%

December 31, 2017
Apartment	$1,169,138	$21,973	$1,191,111	$1,169,138	$21,973	$1,191,111
Industrial	620,892	—	620,892	620,892	—	620,892
Office	550,951	—	550,951	550,280	671	550,951
Retail	874,993	—	874,993	874,922	71	874,993
Other	178,054	—	178,054	178,054	—	178,054

Total	$3,394,028	$21,973	$3,416,001	$3,393,286	$22,715	$3,416,001

Weighted average DSC ratio	2.11	0.91	2.10	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	95%	63%

Loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated. Based on underwriting criteria and ongoing assessment of the collateral properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2018 and 2017, the Company has a diversified mortgage loan portfolio with no more than 26% and 24.3% respectively, in a geographic region in the U.S. and no more than 1.5% and 2.1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2018 and 2017 were 11.0% and 3.3% and 11.5% and 3.1%, respectively. During 2018 and 2017, the Company did not reduce the interest rate on any mortgage loans. As of December 31, 2018 and 2017, the maximum LTV ratio of any one loan at the time of loan origination was 94.0% and 96.1%, respectively. As of December 31, 2018 and 2017, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $127,477 and $102,725 as of December 31, 2018 and 2017, respectively. The Company held $94,300 and $92,603 in cash collateral on securities lending in the general account as of December 31, 2018 and 2017, respectively. The carrying value and fair value of reinvested collateral assets was $94,468 and $92,694 and had a contractual maturity of under 30 days as of December 31, 2018 and 2017. The fair value of bonds acquired with reinvested collateral assets was $96,357 and $94,548 as of December 31, 2018 and 2017, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company had received $36,392 and $12,614 in non-cash collateral at fair value on securities lending as of December 31, 2018 and 2017, respectively.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Structured Notes

The following table summarizes the actual cost, fair value and adjusted carrying value of the Company’s structured notes, and indicates if the security is mortgage referenced, as of the date indicated:

(in thousands)	Actual cost	Fair value	Adjusted carrying value	Mortgage referenced security
December 31, 2018
CUSIP
05567HDC7	$10,000	$10,956	$10,000	No
670877AA7	2,004	2,035	2,001	No

Total	$12,004	$12,991	$12,001

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Bonds	$615,397	$475,864	$364,463
Mortgage loans	162,817	110,028	80,773
Policy loans	4,050	3,195	2,694
Derivative instruments	11,425	6,781	3,712
Other	9,879	2,727	130

Gross investment income	$803,568	$598,595	$451,772
Investment expenses	20,863	15,919	12,291

Net investment income	$782,705	$582,676	$439,481

Investment income due and accrued that was nonadmitted was immaterial as of December 31, 2018 and 2017.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Gross gains on sales	$1,409	$11,639	$6,274
Gross losses on sales	(6,108)	(10,597)	(21,426)

Net realized (losses) gains on sales	$(4,699)	$1,042	$(15,152)
Net realized derivative gains	99,294	147,248	10,434
Other-than-temporary impairments	(725)	(1,910)	(6,119)

Total net realized capital gains (losses)	$93,870	$146,380	$(10,837)
Tax (expense) benefit on net gains (losses)	(2,669)	(3,160)	4,176

Net realized capital gains (losses), net of tax	$91,201	$143,220	$(6,661)
Less: Realized losses transferred to the IMR	(1,116)	(3,363)	(10,457)

Net realized capital gains, net of tax and transfers to the IMR	$92,317	$146,583	$3,796

For the year ended December 31, 2018, the gross realized gains and gross realized losses on sales of bonds were $1,250 and $3,147, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $6,639 and $10,597, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $6,274 and $21,052, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2018, 2017 and 2016.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $188,876 and $122,984 as of December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, there was $3,940 and $92,515 of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2018 and 2017, there was $196,634 and $87,000 of outstanding commitments to purchase bonds, respectively. As of December 31, 2018 and 2017, there was $4,261 and $6,787 of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure. As of December 31, 2018 and 2017, the Company did not hold any interest rate contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017 the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in thousands)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2018
Cross currency swaps	$811,930	$31,143	$38,636	$(10,190)	$729
Options	17,405,959	436,843	436,843	—	188
Futures	338,737	—	—	—	—

Total Derivatives[1]	$18,556,626	$467,986	$475,479	$(10,190)	$917

December 31, 2017
Cross currency swaps	$549,602	$(3,651)	$5,626	$(21,593)	$(726)
Options	10,612,905	791,992	791,992	—	502
Futures	602,483	—	—	—	—

Total Derivatives[1]	$11,764,990	$788,341	$797,618	$(21,593)	$(224)

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2018 and 2017.

Of the $475,479 and $797,618 of fair value of total derivative assets at December 31, 2018 and 2017, $8,447 and $4,912, respectively, are subject to master netting agreements. The Company received $455,446 and $783,053 of cash collateral and held an immaterial amount and $23,153, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $15,534 and $20,748 as of December 31, 2018 and 2017, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in thousands)	2018	2017	2016	2018	2017	2016
Options	$146,401	$64,737	$(15,029)	$(565,905)	$304,451	$147,152
Cross-currency swaps	—	—	—	34,794	(37,139)	23,681
Futures	(47,107)	82,511	25,463	(17,189)	10,361	256

Total	$99,294	$147,248	$10,434	$(548,300)	$277,673	$171,089

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(7)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2018:

(in thousands)	Level 1	Level 2	Level 3	Total
Bonds:
Industrial and miscellaneous	$—	$332	$171	$503
Common stocks	2,735	5,770	—	8,505
Derivative assets	—	—	436,843	436,843
Separate account assets	1,527,794	—	—	1,527,794

Assets at fair value	$1,530,529	$6,102	$437,014	$1,973,645

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2018:

(in thousands)	Common Stocks	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2017	$3,400	$178	$791,992	$795,570
Net gains (losses):
In operations	—	—	146,401	146,401
In surplus	—	5	(565,905)	(565,900)
Purchases	—	—	64,355	64,355
Sales	—	(12)	—	(12)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,400)	—	—	(3,400)

Balance as of December 31, 2018	$—	$171	$436,843	$437,014

Transfers out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

The following table summarizes assets held at fair value as of December 31, 2017:

(in thousands)	Level 1	Level 2	Level 3	Total
Bonds:
Industrial and miscellaneous	$—	$434	$178	$612
Common stocks	3,357	—	3,400	6,757
Derivative assets	—	—	791,992	791,992
Separate account assets	1,652,825	—	—	1,652,825

Assets at fair value	$1,656,182	$434	$795,570	$2,452,186

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2017:

(in thousands)	Common Stocks	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2016	$—	$1,366	$291,123	$292,489
Net gains (losses):
In operations	—	—	64,737	64,737
In surplus	28	126	304,450	304,604
Purchases	3,372	—	131,682	135,054
Sales	—	(89)	—	(89)
Transfers out of Level 3	—	(1,225)	—	(1,225)

Balance as of December 31, 2017	$3,400	$178	$791,992	$795,570

Transfers out of Level 3 during the year ended December 31, 2017 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value				Carrying value
(in thousands)	Level 1	Level 2	Level 3	Total fair value
December 31, 2018
Assets
Bonds[1]	$493,839	$16,808,867	$160,044	$17,462,750	$17,836,640
Mortgage loans, net of allowance	—	—	4,400,828	4,400,828	4,523,323
Policy loans	—	—	103,546	103,546	103,546
Derivative assets	—	38,636	—	38,636	36,480
Short-term investments	71,200	423,146	—	494,346	494,346
Securities lending collateral assets	94,468	—	—	94,468	94,468

Total assets	$659,507	$17,270,649	$4,664,418	$22,594,574	$23,088,803

Liabilities
Derivative liabilities	$—	$10,190	$—	$10,190	$5,337
Investment contracts	—	—	16,448,704	16,448,704	15,438,783

Total liabilities	$—	$10,190	$16,448,704	$16,458,894	$15,444,120

December 31, 2017
Assets
Bonds[1]	$431,061	$13,182,125	$88,267	$13,701,453	$13,183,922
Mortgage loans, net of allowance	—	—	3,326,427	3,326,427	3,402,070
Policy loans	—	—	84,568	84,568	84,568
Derivative assets	—	5,626	—	5,626	11,463
Short-term investments	—	936,515	—	936,515	936,515
Securities lending collateral assets	92,694	—	—	92,694	92,694

Total assets	$523,755	$14,124,266	$3,499,262	$18,147,283	$17,711,232

Liabilities
Derivative liabilities	$—	$21,593	$—	$21,593	$15,114
Investment contracts	—	—	12,283,800	12,283,800	11,275,300

Total liabilities	$—	$21,593	$12,283,800	$12,305,393	$11,290,414

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and was effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The IRS and the Company were in the process of finalizing inputs to these valuations, which included further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities were subject to change. The Company recorded $40,000 of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in an immaterial increase in deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$298,748	$11,073	$309,821
Statutory valuation allowance adjustment	(111,930)	(9,984)	(121,914)

Adjusted gross deferred tax assets	$186,818	$1,089	$187,907
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$186,818	$1,089	$187,907
Less: Deferred tax liabilities	186,818	1,089	187,907

Net admitted deferred tax assets	$—	$—	$—

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$270,179	$5,667	$275,846
Statutory valuation allowance adjustment	(86,026)	(3,952)	(89,978)

Adjusted gross deferred tax assets	$184,153	$1,715	$185,868
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$184,153	$1,715	$185,868
Less: Deferred tax liabilities	184,153	1,715	185,868

Net admitted deferred tax assets	$—	$—	$—

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	Change
Adjusted gross deferred tax assets	$187,907	$185,868	$2,039
Total deferred tax liabilities	(187,907)	(185,868)	(2,039)

Net deferred tax assets	$—	$—	$—
Less: Tax effect of unrealized gains			121,296
Less: Prior period adjustment			—

Change in deferred income tax			$(121,296)

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	—	—	—
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	186,818	1,089	187,907

Admitted deferred tax assets	$186,818	$1,089	$187,907

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	—	—	—
Adjusted gross deferred tax assets offset against existing	184,153	1,715	185,868
gross deferred tax liabilities

Admitted deferred tax assets	$184,153	$1,715	$185,868

1	The threshold limitation for adjusted capital and surplus was not applicable as the Company reported a full valuation allowance as of December 31, 2018 and 2017.

As of December 31, 2018 and 2017, the adjusted capital and surplus and the ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as the Company reported a full valuation allowance as of December 31, 2018 and 2017.

There was no impact of tax planning strategies for the Company as of December 31, 2018 and 2017.

The Company’s tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2018	2017	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$182,098	$167,122	$14,976
Investments	2,681	3,647	(966)
Deferred acquisition costs	107,956	88,246	19,710
Policyholders’ dividends accumulation	210	216	(6)
Fixed assets	—	6,361	(6,361)
Tax credit carry-forward	1,276	1,137	139
Other	4,527	3,450	1,077

Subtotal	$298,748	$270,179	$28,569

Statutory valuation allowance adjustment	111,930	86,026	25,904

Admitted ordinary deferred tax assets	$186,818	$184,153	$2,665

Capital:
Investments	11,073	5,667	5,406

Subtotal	$11,073	$5,667	$5,406

Statutory valuation allowance adjustment	9,984	3,952	6,032

Admitted capital deferred tax assets	$1,089	$1,715	$(626)

Admitted deferred tax assets	$187,907	$185,868	$2,039

Deferred tax liabilities
Ordinary:
Investments	$(7,613)	$(358)	$(7,255)
Deferred and uncollected premium	(11,230)	(10,999)	(231)
Future policy benefits and claims	(34,778)	(47,599)	12,821
Permitted practice trust assets	(133,197)	(124,458)	(8,739)
Other	—	(739)	739

Subtotal	$(186,818)	$(184,153)	$(2,665)

Capital:
Investments	(1,089)	(1,715)	626

Subtotal	$(1,089)	$(1,715)	$626

Deferred tax liabilities	$(187,907)	$(185,868)	$(2,039)

Net deferred tax assets	$—	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported a full valuation allowance as of December 31, 2018 and 2017.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Current income tax benefit (expense)	$69,646	$(41,037)	$12,760
Change in deferred income tax (without tax on unrealized gains and losses)	(121,296)	50,290	(33,748)

Total income tax (benefit) expense reported	$(51,650)	$9,253	$(20,988)

Income (loss) before income and capital gains taxes	$160,359	$(235,226)	$(239,403)
Federal statutory tax rate	21%	35%	35%

Expected income tax (benefit) expense at statutory tax rate	$(33,676)	$82,329	$(83,791)
Decrease (increase) in actual tax reported resulting from:
Initial ceding commission and expense allowance	4,018	5,748	(4,743)
Dividends received deduction	292	2,926	(2,163)
Change in tax reserves	(28)	704	1
Deferred tax benefit on nonadmitted assets	5,860	6,816	(2,790)
Tax adjustment for IMR	(624)	83	(3,233)
Tax credits	445	236	(950)
Change in valuation allowance	(31,936)	27,764	117,742
Impact of enacted tax law changes[1]	4,375	(116,512)	—
Disregarded entity adjustment	(468)	(630)	634
Other	92	(211)	281

Total income tax (benefit) expense reported	$(51,650)	$9,253	$(20,988)

1

For 2017, this represents the remeasurement of deferred tax assets and liabilities and tax effect on unrealized gains and losses as a result of the Act. For 2018, this represents rate change impacts on temporary differences.

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2018 and 2017.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2018:

(in thousands)	Amount	Origination	Expiration
Foreign tax credit	$88	2013	2023
Foreign tax credit	$258	2014	2024
Foreign tax credit	$589	2015	2025
Foreign tax credit	$341	2016	2026

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide General Insurance Company
AGMC Reinsurance, Ltd	Nationwide Global Holdings, Inc.
Allied General Agency Company	Nationwide Global Ventures, Inc.
Allied Group, Inc.	Nationwide Indemnity Company
Allied Holdings (Delaware), Inc.	Nationwide Insurance Company of America
Allied Insurance Company of America	Nationwide Insurance Company of Florida
Allied Property and Casualty Insurance Company	Nationwide Investment Services Corporation
Allied Texas Agency, Inc.	Nationwide Life and Annuity Insurance Company
AMCO Insurance Company	Nationwide Life Insurance Company
American Marine Underwriters, Inc.	Nationwide Lloyds
Crestbrook Insurance Company	Nationwide Property and Casualty Ins. Company
Depositors Insurance Company	Nationwide Retirement Solutions, Inc.
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Trust Company, FSB
Freedom Specialty Insurance Company	NFS Distributors, Inc.
Harleysville Group, Inc.	NWD Asset Management Holdings, Inc.
Harleysville Insurance Company	NWD Investment Management, Inc.
Harleysville Insurance Company of New Jersey	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Insurance Company of New York	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Lake States Insurance Company	Riverview International Group, Inc.
Harleysville Preferred Insurance Company	Scottsdale Indemnity Company
Harleysville Worcester Insurance Company	Scottsdale Insurance Company
NBS Insurance Agency, Inc.	Scottsdale Surplus Lines Insurance Company
Jefferson National Financial Corporation	THI Holdings (Delaware), Inc.
Jefferson National Securities Corporation	Titan Auto Insurance of New Mexico, Inc.
JNF Advisors, Inc.	Titan Indemnity Company
Lone Star General Agency, Inc.	Titan Insurance Company
National Casualty Company	Titan Insurance Services, Inc.
Nationwide Advantage Mortgage Company	V.P.I. Services, Inc.
Nationwide Affinity Insurance Company of America	Veterinary Pet Insurance Company
Nationwide Agribusiness Insurance Company	Victoria Automobile Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria National Insurance Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	Victoria Specialty Insurance Company
Nationwide Financial General Agency, Inc.	Western Heritage Insurance Company
Nationwide Financial Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2018 and 2017.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(9)	Reinsurance

The Company has an intercompany reinsurance agreement with its wholly owned subsidiary, Olentangy, whereby the Company cedes a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that includes Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members have joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL exits the Reinsurance Pool and Olentangy becomes solely liable. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured.

Amounts ceded to Olentangy under the reinsurance agreement during 2018, 2017 and 2016 included premiums of $91,373, $103,468 and $111,489, respectively, benefits and claims of $78,684, $58,514 and $56,910, respectively, and net investment earnings on funds withheld assets of $47,028, $46,426 and $38,448, respectively. In order for the Company to record a reinsurance reserve credit of $1,638,173 as of December 31, 2018 for the ceded block, the Company is holding assets in funds withheld for the benefit of the Reinsurance Pool with a book adjusted carrying value and fair value of $992,502 and $979,492, respectively. As of December 31, 2017, the book adjusted carrying value and fair value of the funds withheld assets was $951,259 and $1,031,641, respectively. The Reinsurance Pool has also established a trust account for the benefit of the Company which had a fair value of $635,632 and $616,092 as of December 31, 2018 and 2017, respectively. To maintain the full reserve credit as of December 31, 2018, the Company placed additional assets in the funds withheld for the benefit of the Reinsurance Pool, increasing the fair value of funds withheld assets to $1,021,397 as of January 31, 2019.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder.

Amounts ceded to NLIC are included in the Company’s statutory statement of operations for 2018, 2017 and 2016 and include considerations of $13,993, $23,825 and $42,697, respectively, net investment income of $57,715, $84,236 and $91,517, respectively, and benefits, change in reserves and other expenses of $358,041, $565,714 and $249,527, respectively. The reserve adjustment for 2018, 2017 and 2016 of $(351,619), $(553,140) and $(240,219), respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Amounts recoverable as of December 31, 2018 and 2017 related to this contract were $5,465 and $2,009, respectively. Policy reserves ceded under this agreement totaled $1,420,693 and $1,717,446 as of December 31, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $40,369 and $41,304 as of December 31, 2018 and 2017, respectively. Total premiums ceded under this treaty were $8,464, $8,825 and $8,481 during 2018, 2017 and 2016, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $156,705 and $154,902 as of December 31, 2018 and 2017, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2018 and 2017 were $451,804 and $454,048, respectively. The three largest contracts are with Security Life of Denver Insurance Company (“SLD”), Reinsurance Group of America, Incorporated (“RGA”), and Scottish Re Group Limited (“SRG”), in Rehabilitation, as of December 31, 2018 and 2017. Total reserve credits taken on these contracts as of December 31, 2018 and 2017 were $174,526 and $170,553, respectively, from SLD, $148,507 and $144,261, respectively, from RGA, and $70,621 and $80,376, respectively, from SRG, in Rehabilitation. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SRG, in Rehabilitation, has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

33

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $142,343, $117,174 and $77,801, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2018, 2017 and 2016, the Company made payments to NMIC of $6,128, $5,909 and $4,981, respectively.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2018 and 2017 were approximately $10,034 and $10,929, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $906,119, $935,442 and $802,154, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $2,747, $2,557 and $2,146, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2018 and 2017, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2018 and 2017, the most the Company had outstanding at any given time was $65,000 and $30,000, respectively, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2018, 2017 and 2016 were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $423,146 and $936,515 as of December 31, 2018 and 2017, respectively.

During 2018, 2017 and 2016, the Company received additional capital contributions of $565,000, $400,000 and $390,000, respectively, from NLIC.

During 2018, the Company made an additional surplus contribution to Olentangy of $11,000.

During 2018, the Company formed NWSBL with a $1,000 contribution. The entire investment in NWSBL was nonadmitted as of December 31, 2018.

On March 1, 2017, the Company provided an unsecured promissory note in the amount of $119,000 to NLIC, which was repaid in full during the year.

During 2018, Nationwide Trust Company, FSB (formerly Nationwide Bank) (NTC) borrowed $165,000 from the Company at an interest rate of 3.58%. The borrowing agreement indicates a maturity date of 90 days following the effective date of December 28, 2018. As of December 31, 2019, $165,000 was outstanding. During 2019, NTC made payments of principal and interest, and, as of March 28, 2019, the promissory note was repaid in full when the Company and NTC executed a $123,000 replacement unsecured promissory note with an interest rate of 1-month LIBOR plus 0.785% and a maturity date of up to 364 days after the date of the agreement.

34

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

During 2018, the Company borrowed $340,100 from NLIC at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. As of December 31, 2018, $340,100 was outstanding. During 2019, the Company made payments of principal and interest, and, as of March 21, 2019, the promissory notes were repaid in full.

On December 5, 2018, Nationwide Financial Services, Inc. and the Company entered into a promissory note, where the Company borrowed $45,000 from Nationwide Financial Services, Inc. at 3-month LIBOR plus 0.785% maturing March 5, 2019. As of December 31, 2018, $45,000 was outstanding. This note was fully repaid on March 5, 2019.

On December 6, 2018, the Company and NWSBL entered into a promissory note, where NWSBL borrowed $77,500 from the Company at 3-month LIBOR plus 1.25% maturing March 6, 2019. As of December 31, 2018, $71,200 was outstanding. This note was fully repaid on March 6, 2019 when the Company and NWSBL executed a $550,000 replacement unsecured promissory note and revolving line of credit agreement with an interest rate of 3.74% and a maturity date of up to 364 days after the date of the agreement and NWSBL made an initial draw of $71,000.

During 2018, the Company acquired $45,576 of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $31,607 and $16,689 as of December 31, 2018 and 2017, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

35

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended 2018, 2017 and 2016, the Company did not pay any dividends to NLIC. The Company’s statutory capital and surplus as of December 31, 2018 was $1,467,711 and statutory net income for 2018 was $230,005. Due to the Company’s unassigned deficit as of December 31, 2018, any dividend paid by the Company in 2019 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

36

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S government and agencies	$25,565	$28,209	$25,565
Obligations of states and political subdivisions	1,304,238	1,344,410	1,304,238
Public utilities	2,339,064	2,252,374	2,321,807
All other corporate, mortgage-backed and asset-backed securities	14,198,229	13,838,260	14,185,533

Total fixed maturity securities	$17,867,096	$17,463,253	$17,837,143

Equity securities:
Public Utilities	—	—	—
Banks, trust and insurance companies	5,739	5,770	5,770
Industrial, miscellaneous and all other	2,791	2,735	2,735

Total equity securities	$8,530	$8,505	$8,505

Mortgage loans	4,540,063		4,523,323	[1]
Short-term investments	685,683		685,683
Policy loans	103,558		103,546	[2]
Other long-term investments	838,374		838,374	[3]

Total invested assets	$24,043,304		$23,996,574	[4]

1	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
2	Difference from Column B due to $12 of policy loans classified as nonadmitted assets.
3	Includes derivatives, securities lending reinvested collateral assets and other invested assets. Note this amount excludes investment in Olentangy of $75,475.
4

Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in Olentangy of $75,475 is excluded from other long-term investments, as Olentangy is a related party.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

37

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule IV Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018
Life insurance in force	$161,927,613	$(59,982,086)	$1,111	$101,946,638	—
Life insurance premiums[1]	$1,365,425	$(191,845)	$—	$1,173,580	—
2017
Life insurance in force	$147,308,191	$(59,307,071)	$1,111	$88,002,231	—
Life insurance premiums[1]	$1,272,909	$(199,102)	$—	$1,073,807	—
2016
Life insurance in force	$133,095,088	$(58,794,033)	$1,111	$74,302,166	—
Life insurance premiums[1]	$1,156,004	$(201,382)	$6	$954,628	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts[1]	Deductions[2]	period
2018
Valuation allowances - mortgage loans	$13,931	$2,809	$—	$—	$16,740
Valuation allowances - net deferred tax assets	89,978	—	31,936		121,914
2017
Valuation allowances - mortgage loans	$9,102	$4,829	$—	$—	$13,931
Valuation allowances - net deferred tax assets	117,742	—	(27,764)	—	89,978
2016
Valuation allowances - mortgage loans	$5,155	$3,947	$—	$—	$9,102
Valuation allowances - net deferred tax assets	—	—	117,742	—	117,742

1

Amounts related to net deferred tax assets are recognized through surplus, though in total there is no impact to surplus, as the net admitted deferred tax balance as of December 31, 2018, 2017, and 2016 was $0.

2	Amounts relating to mortgage loans generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

38

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter - Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract - Filed previously with registration statement (333-155153) on February 18, 2009, as document "policyform.htm," and hereby incorporated by reference.
e)	Applications - Filed previously with registration statement (333-155153) on February 18, 2009, as document "application.htm," and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws -
1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
g)	Reinsurance Agreements -
1)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(1) and hereby incorporated by reference.
2)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011 with registration statement (333-156020), as Exhibit (g)(3) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm

6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
18)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on Aril 16, 2015 as document mfsfpa.htm

20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
23)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
26)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
27)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
28)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
29)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
30)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
31)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
32)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm

3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
8)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
10)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
11)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
13)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
14)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
15)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
16)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
17)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
18)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm

19)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
20)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundasa99i8.htm
21)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsasa.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
24)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
25)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
26)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
27)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
28)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
29)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
30)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
31)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
32)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
33)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
34)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm

35)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
36)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-155153) on June 10, 2009 as document "opinionofcounsel.htm" and hereby incorporated by reference.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney - Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact